AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2007

                                                     REGISTRATION NOS. 333-59717
                                                                       811-05166
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 20

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 105
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

      | |   immediately upon filing pursuant to paragraph (b) of Rule 485.
      |X|   on May 1, 2007 pursuant to paragraph (b) of Rule 485.
      | |   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      | |   on pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

             |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in Separate Account
                                        under individual flexible payment
                                        variable annuity contracts.

================================================================================

Individual Flexible Payment Variable
Annuity Contract
Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A


PROSPECTUS DATED MAY 1, 2007


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.
--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

As of January 31, 2005, we no longer offer this contract. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the fund value your contract may create for you resulting from those Purchase Payments.



You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Stock Index Fund, EQ Advisors Trust, Fidelity Insurance Products Fund (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").





--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Basic Value++                  o EQ/Money Market
o AIM V.I. Mid Cap Core Equity++          o EQ/PIMCO Real Return
o Alger American MidCap Growth++          o EQ/Short Duration Bond
o All Asset Allocation* +++               o EQ/Small Company Growth+
o AXA Aggressive Allocation(1)**          o EQ/TCW Equity+
o AXA Conservative Allocation(1)**        o EQ/UBS Growth and Income
o AXA Conservative-Plus Allocation(1)**   o Fidelity VIP Contrafund(R)
o AXA Moderate Allocation(1)**            o Fidelity VIP Growth++
o AXA Moderate-Plus Allocation(1)**       o Fidelity VIP Growth Opportunities++
o Dreyfus Stock Index                     o Franklin Income Securities
o EQ/BlackRock Basic Value Equity*        o Franklin Rising Dividends Securities
o EQ/Bond Index                           o  Franklin Zero Coupon 2010
o EQ/Boston Advisors Equity Income        o Janus Aspen Series Balanced
o EQ/Calvert Socially Responsible         o Janus Aspen Series Forty
o EQ/Caywood-Scholl High Yield            o Janus Aspen Series Mid Cap Growth
o EQ/GAMCO Mergers and Acquisitions       o Janus Aspen Series Worldwide Growth
o EQ/GAMCO Small Company Value            o Oppenheimer Global Securities
o EQ/Government Securities                  Fund/VA
o EQ/International Growth                 o Oppenheimer Main Street(R) Fund/VA++
o EQ/JPMorgan Core Bond                   o PIMCO Global Bond (Unhedged)
o EQ/Long Term Bond                       o ProFund VP Bear
o EQ/Lord Abbett Growth and Income        o ProFund VP Rising Rates Opportunity
o EQ/Lord Abbett Mid-Cap Value            o ProFund VP UltraBull
o EQ/Marsico Focus                        o UIF U.S. Real Estate++
o EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------




Not all of these portfolios may be available in all states or all markets.

(1)  The "AXA Allocation" portfolios.

*    This is the investment option's new name effective on or about
     May 29, 2007, or July 9, 2007 subject to regulatory approval. Please see "The Funds" later in this Prospectus for the investment option's former name.
** This investment option will be available on or about June 15, 2007, subject to regulatory approval.
+ This investment option's name, investment objective and/or sub-adviser will change on or about May 29, 2007 or July 9, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.
++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this investment option.
+++ Please see the corresponding Fund prospectus for a change in investment strategy that will also occur on or about July 9, 2007, subject to regulatory approval.


You may also allocate some or all of your Purchase Payments and fund value into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this Prospectus.

Among the many terms of the Guaranteed Interest Account with Market Value Adjustment are:

o Guaranteed interest to be credited for specific periods (referred to as "Accumulation Periods").



o Three (3), five (5), seven (7), and ten (10) year Accumulation Periods are available. The one (1) year Accumulation Period is limited to the following states: Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas, and Washington.



o Interest will be credited for the entire Accumulation Period on a daily basis. Different rates apply to each Accumulation Period and are determined by the Company from time to time at its sole discretion.

o A market value adjustment may be charged if part or all of the Guaranteed Interest Account with Market Value Adjustment is surrendered or transferred before the end of the Accumulation Period.

o Potential purchasers should carefully consider the factors described in "Risk Factors" (pages 2-3) as well as the other information contained in this prospectus before allocating Purchase Payments or Fund Values to the Guaranteed Interest Account with Market Value Adjustment offered herein.

--------------------------------------------------------------------------------
These are only some of the terms of the Guaranteed Interest Account with Market Value Adjustment. Please read this prospectus carefully for more complete details of the contract.

--------------------------------------------------------------------------------


A Statement of Additional Information dated May 1, 2007 containing additional information about the contract is incorporated herein by



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          x01536

                                                                          MLA-CM
reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services,100 Madison Street, Syracuse, New York 13202, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information can be found in the back of this prospectus.

Table of contents

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SUMMARY OF THE CONTRACT                                                   1
--------------------------------------------------------------------------------
Definitions                                                                  1
Purpose of the contract                                                      1
Purchase Payments and fund value                                             1


Minimum Purchase Payments                                                    1


MONY America Variable Account A                                              1


Guaranteed Interest Account with Market Value Adjustment                     1
The Accumulation Periods                                                     2


Crediting of interest                                                        2


The Market Value Adjustment                                                  2

Transfer of fund value                                                       2
Contract loans                                                               3
Surrender                                                                    3
Charges and deductions                                                       3
Right to return contract provision                                           3


Death benefit                                                                3

Fee tables                                                                   3
Example                                                                      4
Other contracts                                                              5
Condensed financial information                                              5



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            6
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                       6



How to reach us                                                              6


MONY America Variable Account A                                              6



--------------------------------------------------------------------------------
3. THE FUNDS                                                                 8
--------------------------------------------------------------------------------


Purchase of portfolio shares by MONY America Variable
     Account A                                                              12



--------------------------------------------------------------------------------
4. DETAILED INFORMATION ABOUT THE CONTRACT                                  13
--------------------------------------------------------------------------------
Payment and allocation of Purchase Payments                                 13
Telephone/fax/web transactions                                              16
Disruptive transfer activity                                                17
Termination of the contract                                                 18



                                                            Table of contents  i

--------------------------------------------------------------------------------
5. DESCRIPTION OF THE GUARANTEED INTEREST ACCOUNT WITH MARKET
   VALUE ADJUSTMENT                                                         19
--------------------------------------------------------------------------------
General                                                                     19



Guaranteed Interest Account with Market Value Adjustment                    19


Allocations to the Guaranteed Interest Account with
     Market Value Adjustment                                                19
Specified interest rates and the accumulation periods                       19


Surrenders, transfers or loans                                              21
The Market Value Adjustment                                                 21
Investments                                                                 22




--------------------------------------------------------------------------------
6. SURRENDERS                                                               23
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
7. LOANS                                                                    24
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8. DEATH BENEFIT                                                            25
--------------------------------------------------------------------------------
Death benefit provided by the contract                                      25
Enhanced death benefit options                                              25
Election and effective date of election                                     26
Payment of death benefit                                                    26



--------------------------------------------------------------------------------
9. CHARGES AND DEDUCTIONS                                                   27
--------------------------------------------------------------------------------
Deductions from Purchase Payments                                           27
Charges against fund value                                                  27
Deductions from fund value                                                  28



--------------------------------------------------------------------------------
10. ANNUITY PROVISIONS                                                      30
--------------------------------------------------------------------------------
Annuity payments                                                            30
Election and change of settlement option                                    30
Settlement options                                                          30
Frequency of annuity payments                                               31
Additional provisions                                                       31
Guaranteed Interest Account at annuitization                                31



--------------------------------------------------------------------------------
11. OTHER PROVISIONS                                                        32
--------------------------------------------------------------------------------
Ownership                                                                   32
Provision required by Section 72(s) of the Code                             32
Provision required by Section 401(a)(9) of the Code                         32
Secondary annuitant                                                         33
Assignment                                                                  33
Change of beneficiary                                                       33
Substitution of securities                                                  33
Changes to Contracts                                                        33
Change in operation of MONY America Variable Account A                      33

--------------------------------------------------------------------------------
12. VOTING RIGHTS                                                           35
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
13. DISTRIBUTION OF THE CONTRACTS                                           36
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
14. FEDERAL TAX STATUS                                                      38
--------------------------------------------------------------------------------
Introduction                                                                38
Taxation of annuities in general                                            38
Retirement plans                                                            39
Tax treatment of the company                                                39



--------------------------------------------------------------------------------
15. ADDITIONAL INFORMATION AND INCORPORATION OF
     CERTAIN INFORMATION BY REFERENCE                                       40
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
16. LEGAL PROCEEDINGS                                                       41
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
17. FINANCIAL STATEMENTS                                                    42
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
A -- Condensed financial information                                       A-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


ii  Table of contents

1. Summary of the contract

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your Contract, including the Guaranteed Interest Account with Market Value Adjustment. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. See applicable Fund prospectuses for more detailed information about the portfolios offered by the Funds.


DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.

--------------------------------------------------------------------------------
PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.

An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.

--------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund value before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. It may also be subject to income and other taxes.

As of January 31, 2005, we no longer offer this Contract. We will continue to accept Purchase Payments under existing Contracts.

PURCHASE PAYMENTS AND FUND VALUE



You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the contract and the method of paying the Purchase Payments. See "Payment and allocation of Purchase Payments."

Additional Purchase Payments may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change this requirement in the future.



MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds.") Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- Purchase Payment less any applicable tax charges.

--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's General Account. It consists of all the Compa-


                                                      Summary of the contract  1
ny's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See "Description of the Guaranteed Interest Account with Market Value Adjustment.")

The Guaranteed Interest Account with Market Value Adjustment is designed to provide you with an opportunity to receive a guaranteed fixed rate of interest. You can choose the period of time over which the guaranteed fixed rate of interest will be paid. That period of time is known as the Accumulation Period.



The Guaranteed Interest Account with Market Value Adjustment is also designed to provide you with the opportunity to transfer part or all of the Guaranteed Interest Account with Market Value Adjustment to the Subaccounts available to you under the Contract. It is also designed to provide you with the opportunity to surrender part or all of the Guaranteed Interest Account with Market Value Adjustment before the end of the Accumulation Period. If you ask us to transfer or surrender part or all of the Guaranteed Interest Account, we may apply a market value adjustment ("MVA"). This adjustment may be positive, negative, or zero.

THE ACCUMULATION PERIODS

There are 4 different Accumulation Periods currently available: a 3-year Accumulation Period, a 5-year Accumulation Period, a 7-year Accumulation Period, and a 10-year Accumulation Period. Certain states limit contracts to a 1-year Accumulation Period. You may allocate initial or additional Purchase Payments made under the Contract to one or more Accumulation Periods. You may also ask us to transfer Fund Values from the Subaccounts available under the Contract to one or more of the Accumulation Periods. There is no minimum amount required for allocation or transfer to an Accumulation Period. (See "Allocations to the Guaranteed Interest Account with Market Value Adjustment.")



Each Accumulation Period starts on the Business Day that falls on, or next follows, the date on which allocations are made and Purchase Payments are received or Fund Values are transferred. Each Accumulation Period ends on the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period (the "Maturity Date"). This means that the Accumulation Period for a 3, 5, 7 or 10 year Accumulation Period may be up to 31 days shorter than 3, 5, 7 or 10 years, respectively. (See "Specified interest rates and the accumulation periods.")

CREDITING OF INTEREST

The Company will credit amounts allocated to an Accumulation Period with interest at an annual rate not less than 3.50%. This interest rate is referred to as the Specified Interest Rate. It will be credited for the duration of the Accumulation Period. Specified Interest Rates for each Accumulation Period are declared periodically at the sole discretion of the Company. (See "Specified interest rates and the accumulation periods.")

At least 15 days and at most 45 days prior to the Maturity Date of an Accumulation Period, Owners having Fund Values allocated to such Accumulation Periods will be notified of the impending Maturity Date. Owners will then have the option of directing the surrender or transfer (including transfers for the purpose of obtaining a Loan) of the Fund Value within 30 days before the end of the Accumulation Period without application of any MVA.

The Specified Interest Rate will be credited to amounts allocated to an Accumulation Period, so long as such allocations are neither surrendered nor transferred prior to the Maturity Date for the Allocation Period. The Specified Interest Rate is credited daily, providing an annual effective yield. (See "Specified interest rates and the accumulation periods.")

THE MARKET VALUE ADJUSTMENT



Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a Loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.

A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. A market value adjustment will not be imposed on contracts issued in the states of Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period.



--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account with Market Value Adjustment or the Loan Account, as the context requires.



BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.

MONTHLY CONTRACT ANNIVERSARY -- The date of each month corresponding to the Effective Date of the Contract. For example, for a Contract with a June 15 Effective Date, the Monthly Contract Anniversary is the 15th of each month. If a Contract's Effective Date falls on the 29th, 30th or 31st day of a month, the Monthly Contract Anniversary will be the earlier of that day or the last day of the particular month in question.

--------------------------------------------------------------------------------


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment.

2  Summary of the contract

Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment for contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form has been completed, signed, and received by the Company at its Operations Center. See the cover page for how to contact the Operations Center. (See "Transfers.")

CONTRACT LOANS

Under certain qualified contracts, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's Fund Value.

SURRENDER

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 591/2 at the time of surrender. (See "Federal tax status.")

CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it. You will receive a refund of the Purchase Payments received by the Company, less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date a death benefit will be payable to the Beneficiary. Under certain circumstances, an enhanced death benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit" and "Enhanced death benefit.")

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.



ANNUITY STARTING DATE -- Attainment of age 95, or at the discretion of the Owner of the Contract, a date that is at least ten years from the Effective Date of the Contract.
--------------------------------------------------------------------------------


FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.

--------------------------------------------------------------------------------
Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)
(as a percentage of Purchase Payments surrendered)      7.00%(1)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)            2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                                 $ 25(3)
--------------------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.
--------------------------------------------------------------------------------
Maximum annual contract charge                          $ 50(4)
--------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average Fund Value in MONY America Variable Account A):
--------------------------------------------------------------------------------
Maximum mortality and expense risk fees                 1.35%(5)
--------------------------------------------------------------------------------
Total separate account annual expenses                  1.35%(5)
--------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from fund value -- Amount of surrender charge.) "The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge.
    (See "Charges against fund value -- Free partial surrender amount.")

                                                       Summary of the contract 3

(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for Contracts issued in the states of South Carolina and Texas where it will not exceed $10). (See "Charges against fund value --
    Transfer charge.")

(4) The annual contract charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year (except for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Charges against fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of MONY America Variable Account A.



The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2006. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.





-----------------------------------------------------------------------------------------------------------
Total Annual Fund Portfolio Operating Expenses                                      Minimum        Maximum
-----------------------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including manage-         0.27%          1.72%
ment fees, distributions and/or services fees (12b-1 fees), and other expenses)




EXAMPLE



This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the year ended December 31, 2006.



The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  999       $1,659        $2,334        $3,836
       -------------------------------------------------------------------------


   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):



       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  863       $1,254        $1,659        $2,452
       -------------------------------------------------------------------------


2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  360       $1,094        $1,850        $3,836
       -------------------------------------------------------------------------


   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  215       $  664        $1,139        $2,452


3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


4 Summary of the contract

       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  999       $1,094        $1,850        $3,836


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming\ minimum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  863       $  664        $1,139        $2,452


4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  999       $1,659        $2,334        $3,836


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):



       -------------------------------------------------------------------------
               1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
               $  863       $1,254        $1,659        $2,452


For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and deductions".) On and after the annuity starting date, different fees and charges will apply.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity contracts.

CONDENSED FINANCIAL INFORMATION



Please see Appendix A at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2006.



                                                       Summary of the contract 5

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

Our general account supports all of our policy and contract guarantees, including those that apply to the Guaranteed Interest Account with Market Value Adjustment, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by the Company and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.





--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
For contract owner inquiries, write our Operations Center:
MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Our automated voice response system is normally available seven days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time.

BY INTERNET:
--------------------------------------------------------------------------------
If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/fax/web transactions" later in this prospectus.



MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account
A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities

6  Who is MONY Life Insurance Company of America?

funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of the Company's General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission (the "SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the "1940 Act". A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions, or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.

                               Who is MONY Life Insurance Company of America?  7

3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable the Company to more efficiently manage the Company's financial risks associated with certain guaranteed features. Please see "Payment and allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.

AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of the Company, serves as the investment manager of the portfolios of the AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.





------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                      Objective                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND(++)       Long-term growth of capital.                 o A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY        Long-term growth of capital.                 o A I M Advisors, Inc.
 FUND(++)
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND
 -- CLASS O
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP               Seeks long-term capital appreciation.        o Fred Alger Management, Inc.
 GROWTH PORTFOLIO(++)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
PORTFOLIO NAME --
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION(+)        Seeks long-term capital appreciation.         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION(+)      Seeks a high level of current income.         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION+   Seeks current income and growth of capital,   o AXA Equitable
                                    with a greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION(+)          Seeks long-term capital appreciation and      o AXA Equitable
                                    current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION       Seeks long-term capital appreciation and       o AXA Equitable
 ALLOCATION(+)                     current income with a greater emphasis on
                                   capital appreciation
------------------------------------------------------------------------------------------------------------------------------------



8 The Funds


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                      Objective                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC.
 -- INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC       Seeks to match the total return of the S&P   o The Dreyfus Corporation (the index manager
                                    500 Composite Stock Price Index.               is Mellon Equity Associates LLP)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST(*)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION(1)(+++)        Seeks long-term capital appreciation and     o AXA Equitable
                                    current income
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE            Seeks capital appreciation and secondarily,  o BlackRock Investment Management, LLC
EQUITY(2)                           income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOND INDEX                       Seeks a total return before expenses that    o Standish Mellon Asset Management
                                    approximates the total return performance       Company, LLC
                                    of the Lehman Brothers Aggregate Bond Index,
                                    including reinvestment of coupon payments,
                                    at a risk level consistent with that of the
                                    Lehman Brothers Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME    Seeks a combination of growth and income to  o Boston Advisors, LLC achieve an above-average and consistent
                                    total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                 Seeks long-term capital appreciation.        o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                     o Bridgeway Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH              Seeks to maximize current income.            o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND                Seeks to achieve capital appreciation.       o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE        Seeks to maximize capital appreciation.      o GAMCO Asset Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES            Seeks to maximize income and capital         o BlackRock Financial Management, Inc.
                                    appreciation through investment in the
                                    highest credit quality debt obligations.

------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH             Seeks to achieve capital appreciation.       o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND               Seeks to provide a high total return         o J.P. Morgan Investment Management Inc.
                                    consistent with moderate risk to capital
                                    and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                   Seeks to maximize income and capital         o BlackRock Financial Management, Inc.
                                    appreciation through investment in
                                    long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME    Seeks capital appreciation and growth of     o Lord, Abbett & Co., LLC
                                    income without excessive fluctuation in
                                    market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE        Capital appreciation.                        o Lord, Abbett & Co., LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                    Seeks long-term growth of capital.           o Marisco Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL                Seeks to achieve capital appreciation.       o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                     Seeks to obtain a high level of current      o The Dreyfus Corporation
                                    income, preserve its assets and maintain
                                    liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN                Seeks maximum real return consistent         o Pacific Investment Management Company,
                                    with preservation of real capital and          LLC
                                    prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND              Seeks current income with reduced volatility o BlackRock Financial Management, Inc.
                                    of principal.
------------------------------------------------------------------------------------------------------------------------------------


                                                                     The Funds 9



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                      Objective                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST(*)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ SMALL COMPANY GROWTH(**)        Seeks to achieve capital appreciation.       o Bear Stearns Asset Management, Inc.
                                                                                 o Eagle Asset Management, Inc.
                                                                                 o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY(**)                   Seeks to achieve long-term capital           o TCW Investment Management Company
                                    appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME            Seeks to achieve total return through        o UBS Global Asset Management (Americas) Inc.
                                    capital appreciation with income as a
                                    secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO             Seeks long-term capital appreciation.        o Fidelity Management Research Company
                                                                                   (subadvised by FMR Co., Inc., Fidelity
                                                                                   Management & Research (U.K.), Inc., Fidelity
                                                                                   Investments Japan Limited and Fidelity Man-
                                                                                   agement & Research Far East Inc.)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES                Seeks to provide capital growth.              o Fidelity Management & Research Company
 PORTFOLIO(++)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(++)                Seeks to achieve capital appreciation.        o Fidelity Management & Research Company
                                                                                    (subadvised by FMR Co., Inc.)
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 -- CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES          Seeks to maximize income while maintaining    o Franklin Advisers, Inc.
 FUND                               prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS           Seeks long-term capital appreciation, with    o Franklin Advisory Services, LLC
SECURITIES FUND                     preservation of capital as an important
                                    consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND           Seeks as high an investment return as is
 2010                               consistent with capital preservation.         o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES --
SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   Seeks long-term growth, consistent           o Janus Capital Management
                                     with preservation of capital and balanced
                                     by current income.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO(***)                 Seeks long-term growth of capital by         o Janus Capital Management
                                     investing in a core group of 20-40 common
                                     stocks.
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO             Seeks long-term growth of capital.           o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO           Seeks long-term growth of                    o Janus Capital Management LLC
                                     capital in a manner consistent with the
                                     preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL                   Seeks long-term capital appreciation by      o OppenheimerFunds, Inc.
 SECURITIES FUND/VA                  investing a substantial portion of its
                                     assets in securities of foreign issuers,
                                     "growth-type" companies, cyclical
                                     industries and special situations that are
                                     considered to have appreciation
                                     possibilities.
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET              Seeks high total return (which includes      o OppenheimerFunds, Inc.
 FUND(R)/VA(++)                      growth in the value of its shares as well
                                     as current income) from equity and debt
                                     securities.
------------------------------------------------------------------------------------------------------------------------------------



10 The Funds



------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
Portfolio Name                      Objective                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO               Seeks to maximize total return, consistent   o Pacific Investment Management Company, LLC
 (UNHEDGED)                         with preservation of capital and prudent
                                    investment management.
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                     Seeks daily investment results, before       o ProFund Advisors
                                    fees and expenses that correspond to the
                                    inverse (opposite) of the daily performance
                                    of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES             Seeks daily investment results, before fees  o ProFund Advisors
OPPORTUNITY                         and expenses, that correspond to one and
                                    one-quarter times (125%) the inverse
                                    (opposite) of the daily price movement of
                                    the most recently issued 30-year U.S.
                                    Treasury Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL                Seeks daily investment results, before fees  o ProFund Advisors and expenses, that correspond to twice
                                    (200%) the daily performance of the S&P
                                    500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO(++)      Seeks to provide above average current       o Morgan Stanley Investment Management Inc., which
                                    income and long-term capital appreciation      does business in certain instances using the
                                    by investing primarily in equity securities    name "Van Kampen," is the investment adviser to
                                    of companies in the U.S. real estate           The Universal Institutional Funds, Inc.
                                    industry, including real estate investment
                                    trusts.
------------------------------------------------------------------------------------------------------------------------------------





(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007 or July 9, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about
    May 29, 2007 or July 9, 2007. The number in the "FN" column corresponds with the number contained in the table above.




    -----------------------------------------------------------
             Portfolio Name until May 29, 2007 or July 9,
    FN       2007
    -----------------------------------------------------------
   (1) EQ/Enterprise Moderate Allocation (July 9, 2007)
    -----------------------------------------------------------
   (2) EQ/Mercury Basic Value Equity (May 29, 2007)
    -----------------------------------------------------------

(**) This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007 or July 9, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

(***) Unlike the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.

(+) This investment option will be available on or about June 15, 2007, subject to regulatory approval.

(++) Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option, subject to regulatory approval.

(+++) Please see the corresponding Fund prospectus for a change in investment strategy that will also occur on or about July 9, 2007, subject to regulatory approval.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds.



                                                                    The Funds 11

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o collect charges under the Contracts;

o pay Cash Value on full surrenders of the Contract;

o fund partial surrenders;

o provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o reinvested immediately at net asset value in shares of that portfolio; and

o kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.

--------------------------------------------------------------------------------


Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.



When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.



The Board of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


12  The Funds

4. Detailed information about the contract

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT



The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This contract is no longer available to new purchasers as of January 31, 2005.

Individuals who want to buy a Contract must:

(1) Complete an application;

(2) Personally deliver the application to

   (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

   (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3) Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.


------------------------------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                                    Minimum Initial Purchase Payment
-----------------------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the Code (other       $2,000
than Simplified Employee Pensions), including Roth IRAs under Section 408A of the
Code
-----------------------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts                                                                 $2,000
-----------------------------------------------------------------------------------------------------------------------------------
H.R. 10 plans(self-employed individuals' retirement plans under Section 401 of the
Code), certain corporate or association retirement plans, and Simplified Employee
Pensions under Section 408 of the Code                                                  $600
-----------------------------------------------------------------------------------------------------------------------------------

                                      Detailed information about the contract 13


------------------------------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                                    Minimum Initial Purchase Payment
-----------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations, governmental
entities and deferred compensation plans under Section 457 of the Code                  $600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Annualized rate of $600 (i.e., $600 per
                                                                                        year, $300 semi-annually, $150 quarterly
Payroll deduction and automatic checking account withdrawal plans                       or $50 per month)
-----------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                                              $50 per month
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------
Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that Payment, that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustment, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------

TAX-FREE "SECTION 1035" EXCHANGES

The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

The Owner may return the Contract during the right to return contract period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to the Purchase Payments received by the Company less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

For contracts issued in the State of Washington, an additional 10% penalty will be added to any Purchase Payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

ALLOCATION OF PURCHASE PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return Contract period. The Net Purchase Payments will earn interest at a rate not less than 3.50% per year beginning on the later of:

(1) the Effective Date of the Contract, or

(2) the date the Payment is received at the Company's Operations Center.

Net Purchase Payments will continue to earn 3.50% annual interest until the right to return Contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account with Market Value Adjustment according to the Owner's allocation instructions.

After the right to return Contract period ends, under a non-automatic payment plan, if the Owner does not:

(1) specify the amount to be allocated among subaccounts, or

(2) specify the percentage to be allocated among subaccounts, or

14  Detailed information about the contract

(3) the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 10% of the Net Purchase Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone, facsimile or via the Web allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective within 7 days of the date we receive notice of the change.

Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to said account is chosen.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

(1)  the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

o The investment performance of the selected subaccount(s) of MONY America Variable Account A;

o Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

o Any amount in the loan account;

o Any Net Purchase Payments;

o Any transfer charges;

o Any partial surrenders; and

o All contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the contract.")

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

                                     Detailed information about the contract  15

     o  The addition of any interest credited.

     o  Addition or subtraction of any amounts transferred.

     o  Subtraction of any partial surrenders.

     o Subtraction of any Contract charges, surrender charges, trans fer charges, and any Market Value Adjustments

(3) Add the value held in the loan account to secure Contract loans and interest credited on that day on that amount;

(4)  Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge and Market Value Adjustment) made on that Business Day;

(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return Contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. (See "Telephone/fax/web transactions.") Transfers from a subaccount will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Transfers among, to and from subaccounts may be postponed for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Charges against fund value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return Contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date shown as the Effective Date of the Contract.
--------------------------------------------------------------------------------

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year accumulation period there will be a market value adjustment for contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.

Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

TRANSFERS BY THIRD PARTIES. As a convenience to Owners, the Company may allow an Owner to give certain third parties the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. The Company will mail notification to the Owner within one Business Day if it does not execute a transfer. The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests, subject to the Company's disruptive transfer provisions. (See "Payment and allocation of Purchase Payments -- Disruptive transfer activity.")



Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.



TELEPHONE/FAX/WEB TRANSACTIONS



Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.



If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners

16 Detailed information about the contract may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.



We have adopted guidelines relating to changes of allocations and transfers by telephone, fax or the web which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures:


(1) the Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

(2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.



A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.



SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.



We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with AXA Premier VIP Trust and EQ Advisors Trust, the "trusts"). The trust have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, a trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an


                                     Detailed information about the contract  17
unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information. When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.



Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.

18  Detailed information about the contract

5. Description of the Guaranteed Interest Account with Market Value Adjustment


--------------------------------------------------------------------------------

GENERAL

The Guaranteed Interest Account with Market Value Adjustment is an allocation option available under the Contract. The Guaranteed Interest Account with Market Value Adjustment may not be available in every state jurisdiction.

The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are borne exclusively by the Company. The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are legal obligations of the Company. Fund Values allocated to the Guaranteed Interest Account with Market Value Adjustment are held in the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. The Company has sole investment discretion over the investment of the assets of its General Account. Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, however, will have no claim against any particular assets of the Company.

The Guaranteed Interest Account with Market Value Adjustment provides for a Specified Interest Rate, which is a guaranteed interest rate that will be credited as long as any amount allocated to the Guaranteed Interest Account with Market Value Adjustment is not distributed for any reason prior to the Maturity Date of the particular Accumulation Period chosen by the Owner. Generally, a 3-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over three years, a 5-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over five years, and so on. Because the Maturity Date is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period, the Accumulation Period may be up to 31 days shorter than the 3, 5, 7 or 10 years, respectively.



Although the Specified Interest Rate will continue to be credited as long as Fund Value remains in an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that Accumulation Period, surrenders or transfers (including transfers to the Loan Account as a result of a request by the Owner for a Loan) will be subject to a Market Value Adjustment, as described below. Market Value Adjustments do not apply upon annuitization under Settlement Option 3 or 3A.

Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the Accumulation Period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to contracts issued in certain states.

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for Contracts issued in certain states.

ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Period starts on the Business Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly contract anniversary immediately prior to the last day of that Period. (THE ACCUMULATION PERIOD IS LIMITED TO ONE YEAR FOR CONTRACTS ISSUED IN THE STATES OF MARYLAND, NEW JERSEY, OKLAHOMA, OREGON, SOUTH CAROLINA, TEXAS, WASHINGTON AND THE COMMONWEALTHS OF MASSACHUSETTS AND PENNSYLVANIA.)

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.

GENERAL ACCOUNT -- The General Account of the Company which consists of all of the Company's assets other than those assets allocated to the Company's separate accounts.

--------------------------------------------------------------------------------


ALLOCATIONS TO THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

There are three sources from which allocations to the Guaranteed Interest Account with Market Value Adjustment may be made:

(1) an initial Purchase Payment made under a Contract may be (1) wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment;

(2) a subsequent or additional Purchase Payment made under a Con(2) tract may be partially or wholly allocated to the Guaranteed Interest Account with Market Value Adjustment; and

(3) amounts transferred from Subaccounts available under the Con(3) tract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment.



There is no minimum amount of any allocation of either Purchase Payments or transfers of Fund Value to the Guaranteed Interest Account with Market Value Adjustment. The 1-year Accumulation Period (which is limited to certain states in which there is no Market Value Adjustment), requires the Guaranteed Interest Account to have a minimum Fund Value of $2,500 when an allocation to said account is chosen.



SPECIFIED INTEREST RATES AND THE
ACCUMULATION PERIODS

SPECIFIED INTEREST RATES

The Specified Interest Rate, at any given time, is the rate of interest guaranteed by the Company to be credited to allocations made to the

 Description of the Guaranteed Interest Account with Market Value Adjustment  19

Accumulation Period for the Guaranteed Interest Account with Market Value Adjustment chosen by the Owner, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date of the Accumulation Period. Different Specified Interest Rates may be established for the four different Accumulation Periods which are currently available (3, 5, 7 and 10 years). (The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)



The Company declares Specified Interest Rates for each of the available Accumulation Periods from time to time. Normally, new Specified Interest Rates will be declared monthly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. The Company observes no specific method in the establishment of the Specified Interest Rates, but generally will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Accumulation Periods then available for the Guaranteed Interest Account with Market Value Adjustment. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. The Company has no way of predicting what Specified Interest Rates may be declared in the future and there is no guarantee that the Specified Interest Rate for any of the Accumulation Periods will exceed the guaranteed minimum effective annual interest rate of 3.50%. Owners bear the risk that the Specified Interest Rate will not exceed the guaranteed minimum rate.

The period of time during which a particular Specified Interest Rate is in effect for new allocations to the then available Accumulation Periods is referred to as the Investment Period. All allocations made to an Accumulation Period during an Investment Period are credited with the Specified Interest Rate in effect. An Investment Period ends only when a new Specified Interest Rate relative to the Accumulation Period in question is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Accumulation Periods during prior Investment Periods. All such prior allocations will be credited with the Specified Interest Rate in effect when the allocation was made for the duration of the Accumulation Period selected.

Information concerning the Specified Interest Rates in effect for the various Accumulation Periods can be obtained by contacting an agent of the Company who is also a registered representative of AXA Advisors, LLC or by calling the following toll free telephone number: (800) 487-6669.

The Specified Interest Rate is credited on a daily basis to allocations made to an Accumulation Period elected by the Owner, resulting in an annual effective yield which is guaranteed by the Company, unless amounts are surrendered, transferred or paid out on death of Annuitant from that Accumulation Period for any reason prior to the Maturity Date for that Accumulation Period. The Specified Interest Rate will be credited for the entire Accumulation Period. If amounts are surrendered or transferred from the Accumulation Period for any reason prior to the Maturity Date, a Market Value Adjustment will be applied to the amount surrendered or transferred.



CREDITING OF INTEREST

The entire initial Purchase Payment always earns interest at a rate not less than 3.50% per year until the end of the right to return contract period. When the right to return contract period ends, the entire initial Purchase Payment plus interest earned is transferred to the selected subaccounts and/or Guaranteed Interest Account with Market Value Adjustment accumulation periods.

Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company for the specified period selected. The Company guarantees that the rate credited will not be less than 3.50% annually (0.0094%, compounded daily). You bear the risk that we will not declare an annual interest rate in excess of 3.50% per year. If you allocate Purchase Payments (or transfer fund value) to the Guaranteed Interest Account with Market Value Adjustment, you will choose between Accumulation Periods of 3, 5, 7, or 10 years for Contracts issued in most states. The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Amounts you allocate to the Accumulation Period you select will receive this interest rate for the entire Accumulation Period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new Accumulation Period of 3, 5, 7, or 10 years (except in certain states where the Accumulation Period is limited to a one year period) or (2) you may elect to transfer the amounts allocated to the expiring Accumulation Period to MONY America Variable Account A. If you make no election within 30 days of the end of an Accumulation Period, the entire amount allocated to the expiring Accumulation Period will automatically be held for an Accumulation Period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.



ACCUMULATION PERIODS



For each Accumulation Period, the Specified Interest Rate in effect at the time of the allocation to that Accumulation Period is guaranteed. An Accumulation Period always ends on a Maturity Date, which is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period. Therefore, the Specified Interest Rate may be credited for up to 31 days less than the full 3, 5, 7 or 10 years. (The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)



For example, if the Effective Date of a Contract is August 10, 2000 and an allocation is made to a 10 year Accumulation Period on August 15,

20  Description of the Guaranteed Interest Account with Market Value Adjustment

2000 and the funds for a new Purchase Payment are received on that day, the Accumulation Period will begin on August 15, 2000 and end on August 10, 2010, during which period the Specified Interest Rate will be credited.

All Accumulation Periods for the 3, 5, 7, and 10 year Accumulation Periods, respectively, will be determined in a manner consistent with the foregoing example.



END OF ACCUMULATION PERIODS


At least fifteen days and at most forty-five days prior to the end of an Accumulation Period, the Company will send notice to the Owner of the impending Maturity Date. The notice will include the projected Fund Value held in the Accumulation Period on the Maturity Date and will specify the various options Owners may exercise with respect to the Accumulation Period:

(1) During the thirty-day period before the Maturity Date, the Owner may wholly or partially surrender the Fund Value held in that Accumulation Period without a Market Value Adjustment; however, Surrender Charges under the Contract, if applicable, will be assessed.

(2) During the thirty-day period before the Maturity Date, the Owner may wholly or partially transfer the Fund Value held in that Accumulation Period, without a Market Value Adjustment, to any Subaccount then available under the Contract or may elect that the Fund Value held in that Accumulation Period be held for an additional Accumulation Period of the same number of years or for another Accumulation Period of a different number of years which may at the time be available. A confirmation of any such transfer or election will be sent immediately after the transfer or election is processed.



(3) If the Owner does not make an election within thirty days follow ing the Maturity Date, the entire Fund Value held in the maturing Accumulation Period will be transferred to an Accumulation Period of the same number of years as the Accumulation Period which matured. The start of the new Accumulation Period is the ending date of the previous Accumulation Period. However, if that period would extend beyond the Annuity Starting Date of the Contract or if that period is not then made available by the Company, the Fund Value held in the maturing Accumulation Period will be automatically transferred to the Money Market Subaccount at the end of the Maturity Period. A confirmation will be sent immediately after the automatic transfer is executed.

During the thirty day period following the Maturity Date, and prior to any of the transactions set forth in (1), (2), or (3) above, the Specified Value held in the maturing Accumulation Period will continue to be credited with the Specified Interest Rate in effect before the Maturity Date.

SURRENDERS, TRANSFERS OR LOANS

When you as Owner request that Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in which money was most recently allocated.



THE MARKET VALUE ADJUSTMENT


GENERAL INFORMATION REGARDING THE MVA



A surrender or transfer (including a transfer to the Loan Account as a result of a request by the Owner for a Loan) from the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that particular Accumulation Period, will be subject to a Market Value Adjustment. A Market Value Adjustment will not apply upon annuitization under Settlement Option 3 or 3A, or upon payment of a death benefit. The Market Value Adjustment is determined by the multiplication of an MVA Factor by the Specified Value, or the portion of the Specified Value being surrendered or transferred (including transfers for the purpose of obtaining a Loan). The Specified Value is the amount of the allocation of Purchase Payments and transfers of Fund Value to an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, plus interest accrued at the Specified Interest Rate minus prior distributions. The Market Value Adjustment may either increase or decrease the amount of the distribution. It will not apply to requests for transfer or full or partial surrenders received at our administrative office within 30 days before the end of the applicable Accumulation Period.



The Market Value Adjustment is intended to approximate, without duplicating, the experience of the Company when it liquidates assets in order to satisfy contractual obligations. Such obligations arise when Owners request surrenders or transfers (including transfers for the purpose of obtaining a Loan). When liquidating assets, the Company may realize either a gain or a loss.



A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations.



If prevailing interest rates are higher at the time of a surrender or transfer (including transfers for the purpose of obtaining a Loan) than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a loss when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).

Generally, if prevailing interest rates are lower than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a gain when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the MVA under such circumstances will generally increase the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).

 Description of the Guaranteed Interest Account with Market Value Adjustment  21

The Company measures the relationship between prevailing interest rates and the Specified Interest Rates it declares through the MVA Factor. The MVA Factor is described more fully below.

THE MVA FACTOR

The formula for determining the MVA Factor is:

                 [(1+a)/(1+b)]((n-t)/12) - 1

Where:

     a = the Specified Interest Rate for the Accumulation Period from which the surrender, transfer or loan is to be taken;

     b = the Specified Interest Rate declared at the time a surrender or transfer is requested for an Accumulation Period equal to the time remaining in the Accumulation Period from which the surrender or transfer (including transfer to the Loan Account as a result of a request by the Owner for a Loan) is requested, plus 0.25%;

     n   = the Accumulation Period from which the surrender or transfer occurs in months; and

     t   = the number of elapsed months (or portion thereof) in the Accumulation
           Period from which the surrender or transfer occurs.



If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next available Accumulation Period.



If the Company is no longer declaring rates on new payments, we will use Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.

The MVA Factor shown above also accounts for some of the administrative and processing expenses incurred when fixed-interest investments are liquidated. This is represented in the addition of 0.25% in the MVA Factor.



The MVA Factor will be multiplied by that portion of the Specified Value being surrendered, transferred, or distributed for any other reason. If the result is greater than 0, a gain will be realized by the Owner; if less than 0, a loss will be realized. If the MVA Factor is exactly 0, no gain or loss will be realized by the Owner.

INVESTMENTS

Amounts allocated to the Guaranteed Interest Account with Market Value Adjustment are transferred to the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. This is unlike amounts allocated to the Subaccounts of the Variable Account A, which are not subject to the liabilities arising from the business the Company conducts.

The Company has sole investment discretion over the investment of the assets of the General Account. We will invest these amounts primarily in investment-grade fixed income securities including: securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government; debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service; mortgage-backed securities collateralized by real estate mortgage loans or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Home Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; commercial and agricultural mortgage loans; other debt instruments; commercial paper; cash or cash equivalents.

Variable annuity Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment will not have a direct or indirect interest in these investments, nor will they have a claim against any particular assets of the Company. The overall investment performance of the General Account will not increase or decrease their claim against the Company.

There is no specific formula for establishing Specified Interest Rates. The Specified Interest Rates declared by the Company for the various Accumulation Periods will not necessarily correspond to the performance of any group of assets of the General Account. We will consider certain factors in determining these rates, such as regulatory and tax environment, sales commissions, administrative expenses borne by us, and competitive factors. The Company's management will make the final determination of these rates. However, the Specified Interest Rate will never be less than 3.50%.



22  Description of the Guaranteed Interest Account with Market Value Adjustment

6. Surrenders

--------------------------------------------------------------------------------

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o on or before the annuity payments start, and

o during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge,

(2) any applicable Market Value Adjustment, and

(3) any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable market value adjustment will be in addition to the amount requested by the Owner.

A surrender will result in the cancellation of units and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable market value adjustment. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

o the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

The amount of any surrender or transfer payable from MONY America Variable Account A will be paid in accordance with the requirements of state insurance departments and the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a market value adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal tax status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

                                                                  Surrenders  23

7. Loans

--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of Contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o The term of the loan must be 5 years or less.

o Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return Contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loan amounts will be 6%. If interest is not repaid each year, it will be added to the principal of the loan.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

--------------------------------------------------------------------------------
LOAN -- Available under a Contract issued under Section 401(k) of the Code; subject to availability. To be considered a Loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

LOAN ACCOUNT -- A part of the General Account where Fund Value is held as collateral for a loan. An Owner may transfer Fund Value in the Subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the Loan Account.

--------------------------------------------------------------------------------


24  Loans

8. Death benefit

--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

(1) the Annuitant dies, and

(2) the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

(1) the Fund Value less any outstanding debt on the date of the Annuitant's death;

(2) the Purchase Payments paid, less any partial surrenders and their surrender charges and market value adjustment and less any outstanding debt; or

(3) an enhanced death benefit.

If there are funds allocated to the Guaranteed Interest Account with market value adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

ENHANCED DEATH BENEFIT OPTIONS

Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Owner may choose either enhanced death benefit -- 5 Year or enhanced death benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the enhanced death benefit -- 5 Year. If your Contract was issued on or before August 16, 2000, you may have elected the enhanced death benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Owners with these Contracts not making the election will retain the enhanced death benefit -- 5 Year.

ENHANCED DEATH BENEFIT -- 5 YEAR

On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the enhanced death benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the enhanced death benefit will be recalculated once on the 5th Contract anniversary. Thereafter the enhanced death benefit remains at its last value.

ENHANCED DEATH BENEFIT -- 1 YEAR

On the first Contract anniversary and each subsequent Contract anniversary prior to the Annuitant's 80th birthday, the enhanced death benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.

AMOUNT OF THE ENHANCED DEATH BENEFIT PAYABLE ON DEATH UNDER ENHANCED DEATH BENEFIT OPTIONS

The recalculated enhanced death benefit is equal to the greater of:

(1) the Fund Value on the date the enhanced death benefit is to be recalculated; and

(2) the current enhanced death benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the enhanced death benefit.

The enhanced death benefit payable under both enhanced death benefit options is the enhanced death benefit on the date of death of the Annuitant, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any outstanding debt.

In no event will the enhanced death benefit payable on death exceed 200% of:

o the total Purchase Payments reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments,), and less

o   any outstanding debt.

The proportionate reduction for each partial surrender will be equal to:

(1) the amount of that partial surrender (including any surrender charges and applicable Market Value Adjustment assessed), divided by

(2)  the Fund Value immediately before that partial surrender, multiplied by,

(3)  the enhanced death benefit immediately before the surrender.

Once the last value is set for the enhanced death benefit, it will not be recalculated. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after the Annuitant's age 65. The last value is set for the 1 Year option on the Contract anniversary prior to the Annuitant's age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

The cost of an enhanced death benefit option is reflected in the mortality and expense risk charge.

                                                               Death benefit  25

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

(1) during the lifetime of the Annuitant, and

(2) before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1) to receive the death benefit in the form of a lump sum payment; or

(2) to have the death benefit applied under one of the settlement options.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in one sum to the Beneficiary, payment will be made within seven (7) days of the date:

(1) the election becomes effective, or

(2) the election is considered to become effective, and

(3) due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.

26  Death benefit

9. Charges and deductions

--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract (See "Summary of the Contract -- Fee tables" for more detailed information):


------------------------------------------------------------------------------------------------------------------------------------
 Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                 Range for State and local -- 0% -- 3.50%(1).
                                                           Federal -- Currently 0% (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
 Daily Deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                            Maximum daily rate -- 0.003699%
Annual Rate deducted daily from average daily net assets   Maximum Annual rate -- 1.35%
------------------------------------------------------------------------------------------------------------------------------------
 Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                     Maximum of $50 ($30 in some states) on 30 days written notice
Current charge is $0
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                              Transfer charge
Transfer charge                                            Maximum of $25
Current charge is $0
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                           See grading schedule and "Charges and deductions -- Charges
Grades from 7% to 0% of Fund Value surrendered             against fund value" for details of how it is computed.
based on a schedule.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                       2.50%
------------------------------------------------------------------------------------------------------------------------------------

(1) Company currently assumes responsibility; current charge to Owner 0%.

The following provides additional details of the charges and deductions under the Contract.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days notice to each affected Owner.

CHARGES AGAINST FUND VALUE


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A



MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. The mortality and expense risk charges will not be deducted from the Guaranteed Interest Account with Market Value Adjustment. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.



The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.



The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.



                                                      Charges and deductions  27

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

Currently, there is no annual contract charge. The Company may in the future impose an annual contract charge. The charge will never, however, exceed $50. The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

If imposed, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.

TRANSFER CHARGE. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge.")

We impose a surrender charge when a full or partial surrender is made during the first eight contract years, except as provided below.

A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a Surrender Charge in this situation does not apply to contracts issued in the State of Texas.

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.



The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.



If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to Surrender Charges.

No surrender charge will be deducted from Death Benefits except as described in "Death benefit."

If a MONY Master variable annuity contract issued by MONY Life Insurance Company of America has been exchanged for this Contract, a separate effective date was assigned to this Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorse-

28  Charges and deductions
ment is the effective date of the MONY Master variable annuity contract. Your agent can provide further details.

A separate surrender charge effective date does not apply in states where the endorsement has not been approved. We reserve the right to disallow exchanges for this Contract at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The percentage is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:

------------------------------------------------------
 Surrender Charge Percentage Table
------------------------------------------------------
Contract Year                Surrender Charge (as a
                             percentage of Fund Value
                             surrendered)
------------------------------------------------------
1                            7%
------------------------------------------------------
2                            7
------------------------------------------------------
3                            6
------------------------------------------------------
4                            6
------------------------------------------------------
5                            5
------------------------------------------------------
6                            4
------------------------------------------------------
7                            3
------------------------------------------------------
8                            2
------------------------------------------------------
9 (or more)                  0
------------------------------------------------------

The amount of the surrender charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:



    (a) $10,000 (but not more than the Contract's Fund Value), or

    (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).

(2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.



Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account is available. For example, the Fund Value in MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the Loan Account). This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)

INVESTMENT ADVISORY FEE



Each portfolio in which the MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Fund prospectus.



We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the contracts" for more information.)

                                                      Charges and deductions  29

10. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1) no earlier than the 10th Contract Anniversary, and

(2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

The minimum number of years from the Effective Date to the start of annuity payments is 10. The date when annuity payments start may be:

(1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2) Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) will be applied to provide an annuity.

A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o one or more of the settlement options described below, or

o another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.



Settlement options may also be elected by the Owner or the Beneficiary as provided in the "Death benefit" and "Surrenders" sections of this prospectus. (See "Death benefit" and "Surrenders").



Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you select Settlement Option 1, the settlement option may not be changed once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. The Option will continue until the earlier of the date that the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the Annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000

30  Annuity provisions
applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly:

o Semiannually: or

o Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

GUARANTEED INTEREST ACCOUNT AT ANNUITIZATION



On the Annuity Starting Date, the Contract's Cash Value, including the Cash Value of all Accumulation Periods of the Guaranteed Interest Account with Market Value Adjustment, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. No Market Value Adjustment will apply at annuitization if the owner elects Settlement Option 3 or 3A. For more information about annuitization and annuity options, please refer to the Contract.



                                                          Annuity provisions  31

11. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1) a change in Owner is requested, or

(2) a Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1) made in writing, and

(2) received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.

--------------------------------------------------------------------------------


PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

(1) the Owner dies

    (a) before the start of annuity payments, and

    (b) while the Annuitant is living; and

(2) that Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

The surrender proceeds may be paid over the life of the Successor Owner if:

(1) the Successor Owner is the Beneficiary, and

(2) the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

However, under the terms of the Contract, if the spouse is not the Successor
Owner:

(1) the Contract will be surrendered as of the date of death, and

(2) the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:

(1) over the life of such Participant, or

(2) the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:

(1) the Participant dies before the start of such distributions, and

(2) there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the December 31 following the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.

It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the contract, such as enhanced death benefits. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits.

32  Other provisions

The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity contract or purchasing additional features under this annuity contract.

SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuity payments begin, either:

(1)  in the application for the Contract, or

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity starting date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Owner should consult a competent tax adviser before assigning the Contract.

CHANGE OF BENEFICIARY

So long as the Contract is in effect the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts).

CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the

                                                            Other provisions  33

1940 Act in the event the registration is no longer required, or MONY America Variable Account A may be combined with any of other subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

34  Other provisions

12. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Contract holders). We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholder's meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

                                                               Voting rights  35

13. Distribution of the Contracts


--------------------------------------------------------------------------------



The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY America Variable Account A.+ The offering of the Contracts is intended to be continuous.

AXA Advisors, and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the company's life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid by the Company to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals and/or Selling broker-dealers either all or a portion of the sales compensation that they receive. The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensa- tion of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you


----------------------


+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.



36  Distribution of the Contracts
products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any sales compensation paid by the Company to the Distributors will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                               Distribution of the Contracts  37

14. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o the value of the Contract's Fund Value,

o annuity payments,

o death benefit, and

o economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o the type of retirement plan for which the Contract is purchased, and

o the tax and employment status of the individual concerned.



The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any legislation will actually be proposed or enacted. Any person considering the purchase of a Contract should consult a qualified tax adviser. Additional information of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.



TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o Participant after-tax contributions (in the case of Qualified Plans), or

o Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisors are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

(1) provides his or her taxpayer identification number to the Company, and

(2) notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

    (a) the participant's life or life expectancy,

    (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

    (c) or a period certain of not less than 10 years;

(2) Required minimum distributions; or

(3) Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover transfer to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

38  Federal tax status

RETIREMENT PLANS

Aside from Contracts purchased on a nonqualified basis the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

                                                          Federal tax status  39

15. Additional information and incorporation of certain information by reference

--------------------------------------------------------------------------------



This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission, or by accessing the SEC's website at www.sec.gov.



For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.



The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Guaranteed Interest Account with Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Guaranteed Interest Account with Market Value Adjustment.

The Company's annual report on Form 10-K for the year ended December 31, 2006 is hereby incorporated into this prospectus by reference. Please refer to Form 10-K for a description of the Company and its business, including financial statements. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company's Annual Report on Form 10-K for the year ended December 31, 2006 is considered to be a part of this prospectus because it is incorporated by reference.



Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.



We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000835357. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.



Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104, Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.

40 Additional information and incorporation of certain information by reference

16. Legal proceedings

--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

                                                           Legal proceedings  41

17. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information.



These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



42  Financial statements

Appendix A -- Condensed financial information

--------------------------------------------------------------------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                         MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        Dec 31,    Dec. 31,   Dec. 31,      Dec 31,    Dec. 31,    Dec. 31,    Dec 31,    Dec. 31,
              Subaccount                 2006       2005       2004          2003       2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                   $16.09     $14.40      $13.80        $12.60     $  --       $  --       $  --       $  --
AIM V.I. Mid Cap Core Equity            15.99      14.57       13.72         12.22        --          --          --          --
Alger American Mid Cap Growth           14.60      13.43       12.40         11.11       7.62         --          --          --
Dreyfus Stock Index Fund, Inc.          10.30       9.04        8.75          8.01       6.33        8.26        8.68       10.66
EQ/Bond Index                           12.70      12.40       12.45         12.42      12.19       11.30       10.63        9.90
EQ/Boston Advisors Equity Income        14.51      12.68       12.10         10.41       8.33        9.90       10.77       10.70
EQ/Calvert Socially Responsible          7.80         --          --            --        --          --          --          --
EQ/Caywood-Scholl High Yield            14.58      13.69       13.51         12.48      10.32       10.30        9.81       10.25
EQ/Enterprise Moderate Allocation       10.57       9.73        9.37          8.75       7.34        9.44       10.42       10.75
EQ/GAMCO Mergers and Acquisitions       12.93      11.69       11.33         10.90        --          --          --          --
EQ/GAMCO Small Company Value            23.75      20.26       19.68         16.50      12.17       13.59        9.98       12.94
EQ/Government Securities                12.19      11.92       11.93         11.93      11.89       11.30       10.71        9.92
EQ/International Growth                 12.69      10.24        9.18          8.84       6.85        8.61        9.31       14.82
EQ/JP Morgan Core Bond                  13.06         --          --            --        --          --          --          --
EQ/Long Term Bond                       13.78      13.68       13.46         12.64      12.22       10.86       10.86        9.07
EQ/Lord Abbett Growth and Income        13.86         --          --            --        --          --          --          --
EQ/Lord Abbett Mid Cap Value            15.19         --          --            --        --          --          --          --
EQ/Marsico Focus                        11.42      10.58          --            --        --          --          --          --
EQ/Mercury Basic Value Equity           12.21      10.24          --            --        --          --          --          --
EQ/Money Market                         10.40      10.07          --            --        --          --          --          --
EQ/Montag & Caldwell Growth             10.10       9.49        9.12          8.88       7.69       10.15        9.30       12.94
EQ/PIMCO Real Return                    11.14      11.25       11.31         10.94      10.50         --          --          --
EQ/Short Duration Bond                  10.31      10.05       10.05         10.02        --          --          --          --
EQ/Small Company Growth                 18.57      17.07       16.08         14.49      11.93       15.92        8.96       16.69
EQ/TCW Equity                            9.75      10.30       10.04          8.96       5.94        8.53        9.28       11.39
EQ/UBS Growth and Income                13.06      11.60       10.79          9.66       7.67       10.50        9.73       12.13
Fidelity VIP Contrafund(R)              14.29      12.98       11.26          9.90       7.81        8.74        8.83       10.99
Fidelity VIP Growth                      8.20       7.79        7.47          7.33       5.60        8.13        9.22       11.42
Fidelity VIP Growth Opportunity          7.86       7.57        7.05          6.67       5.22        6.77        8.05        9.82
Franklin Income Securities              15.78      13.53       13.49         12.01        --          --          --          --
Franklin Rising Dividends Securities    15.51      13.42       13.15         12.01        --          --          --          --
Franklin Zero Coupon 2010               10.06       9.96        9.97          9.67        --          --          --          --
Janus Aspen Series Balanced             12.91      11.82       11.10         10.37       9.21        9.98       10.01       11.00
Janus Aspen Series Forty                11.14      10.32        9.27          7.95       6.68        8.03        8.32       12.89
Janus Aspen Series Mid-Cap Growth        9.11       8.13        7.33          6.16       4.62        6.50        7.33       16.22
Janus Aspen Series Worldwide Growth     10.02       8.59        8.22          7.95       6.50        8.85        7.51       13.91
Oppenheimer Global Securities           20.98      18.12       16.10         13.73        --          --          --          --
Oppenheimer Main Street(R)              15.17      13.40       12.85         11.93        --          --          --          --
PIMCO Global Bond (Unhedged)            13.46      13.04       14.15         12.97      11.49         --          --          --
ProFund VP Bear                          6.36       6.97        7.16          8.09        --          --          --          --
ProFund VP Rising Rates Opportunity      8.46       7.79        8.57          9.75        --          --          --          --
ProFund VP Ultra Bull                   19.84      16.34       16.14         13.96        --          --          --          --
Van Kampen UIF U.S. Real Estate         25.80      18.94       16.40         12.19       8.98         --          --          --



                               Appendix A -- Condensed financial information A-1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    Dec 31,     Dec. 31,   Dec. 31,    Dec 31,   Dec. 31,     Dec. 31,    Dec 31,
              Subaccount             Dec. 31, 2006   2005        2004       2003        2002      2001         2000        1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                     396,503     478,226      484,777     244,706          --         --          --          --
AIM V.I. Mid Cap Core Equity             197,228     246,914      232,091      81,406          --         --          --          --
Alger American Mid Cap Growth            666,643     805,466      876,791     714,418     142,409         --          --          --
Dreyfus Stock Index Fund, Inc.         5,268,532   6,734,123    8,132,629   9,138,583   9,933,628 10,780,679   1,815,979   4,223,029
EQ/Bond Index                          1,426,967   1,817,673    2,268,647   2,888,171   3,839,904  3,105,420     200,073     913,085
EQ/Boston Advisors Equity Income       2,493,147   3,121,754    3,207,756   2,990,192   3,454,574  3,446,564     232,503   2,472,972
EQ/Calvert Socially Responsible          491,154          --           --          --          --         --          --          --
EQ/Caywood-Scholl High Yield           2,250,501   2,807,118    3,307,890   3,877,955   3,895,307  3,955,659     195,361   1,520,029
EQ/Enterprise Moderate Allocation      7,300,951   9,232,209   11,109,364  13,202,566  15,109,160 18,385,691   1,901,068  11,932,847
EQ/GAMCO Mergers and Acquisitions        355,264     281,983      226,652     191,335          --         --          --          --
EQ/GAMCO Small Company Value           4,619,713   6,024,921    7,075,206   7,841,899   8,512,905  8,277,605     657,017   3,513,450
EQ/Government Securities               2,245,887   3,064,357    3,800,321   4,707,320   6,205,249  4,360,797     301,304   1,488,308
EQ/International Growth                1,619,060   1,680,543    1,911,713   2,103,075   2,031,440  2,239,322     370,601   1,074,763
EQ/JP Morgan Core Bond                 1,907,446          --           --          --          --         --          --          --
EQ/Long Term Bond                      1,685,374   2,161,426    2,671,355   3,301,483   4,384,800  4,192,071     317,823   1,406,502
EQ/Lord Abbett Growth and Income       1,582,779          --           --          --          --         --          --          --
EQ/Lord Abbett Mid Cap Value           1,581,256          --           --          --          --         --          --          --
EQ/Marsico Focus                       2,697,953   3,382,866           --          --          --         --          --          --
EQ/Mercury Basic Value Equity            162,707     138,603           --          --          --         --          --          --
EQ/Money Market                        3,783,141   4,407,396           --          --          --         --          --          --
EQ/Montag & Caldwell Growth           12,014,014  16,339,010   16,012,029  18,983,764  19,728,594 22,923,973   2,143,387  16,952,783
EQ/PIMCO Real Return                     607,070     800,622      925,861     915,521     593,890         --          --          --
EQ/Short Duration Bond                   228,924     262,948      321,143     208,924          --         --          --          --
EQ/Small Company Growth                2,003,547   2,557,971    3,066,363   3,596,274   3,994,202  4,211,857     896,084   1,281,793
EQ/TCW Equity                          4,266,241   5,964,804    7,351,694   8,435,080   8,681,637 10,502,862   2,379,095   2,348,518
EQ/UBS Growth and Income               5,288,888   6,768,008    8,081,277   9,561,842  11,273,375 13,764,821   1,399,799   7,122,762
Fidelity VIP Contrafund(R)             4,132,884   4,769,384    5,109,618   5,524,076   5,965,404  6,410,695     890,303   2,355,687
Fidelity VIP Growth                    2,490,777   3,313,005    4,068,605   4,846,906   5,543,224  6,473,866     885,987   1,948,202
Fidelity VIP Growth Opportunity          723,357     952,026    1,218,904   1,472,271   1,769,095  2,122,900     405,851     913,852
Franklin Income Securities             1,032,610     924,609      587,543     241,886          --         --          --          --
Franklin Rising Dividends Securities     418,715     347,075      333,759     216,239          --         --          --          --
Franklin Zero Coupon 2010                162,850      89,888       74,658      49,680          --         --          --          --
Janus Aspen Series Balanced            3,539,301   4,375,862    5,057,432   5,892,043   6,980,943  7,262,031   1,129,356   1,933,982
Janus Aspen Series Forty               2,485,058   3,187,808    3,832,050   4,588,875   5,496,952  6,781,107     724,626   2,955,486
Janus Aspen Series Mid-Cap Growth      2,826,266   3,502,925    4,107,171   4,901,662   5,654,695  7,138,296   1,548,721   2,153,830
Janus Aspen Series Worldwide Growth    2,964,196   3,890,586    4,838,805   5,937,772   7,157,869  8,403,354   1,979,529   1,775,017
Oppenheimer Global Securities          1,058,049     995,554      764,151     262,808          --         --          --          --
Oppenheimer Main Street(R)               175,157     182,645      234,389     174,075          --         --          --          --
PIMCO Global Bond (Unhedged)             568,823     672,896      649,315     539,620     410,504         --          --          --
ProFund VP Bear                           37,753      32,469       28,387      11,301          --         --          --          --
ProFund VP Rising Rates Opportunity      195,027     263,771      345,652     205,410          --         --          --          --
ProFund VP Ultra Bull                     93,443     123,690      157,450     125,726          --         --          --          --
Van Kampen UIF U.S. Real Estate          830,713     895,698      821,517     564,946     378,684         --          --          --
------------------------------------------------------------------------------------------------------------------------------------



A-2 Appendix A -- Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2007



                                                                            Page



Additional information about the Company.....................................2

About our independent registered public accounting firm......................2

Sale of the contracts........................................................2

Federal tax status...........................................................2

Financial statements.........................................................4


If you would like to receive a copy of the MONY America Variable Account A
 Statement of Additional Information, please return this request to:



     MONY Life Insurance Company of America
     Policyholder Services
     100 Madison Street
     Syracuse, New York 13202
     1-800-487-6669
     www.axaonline.com


- - - - - - -- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------
City           State    Zip



333-59717                                                                X1535

Individual flexible payment
variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007




--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2007 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, New York 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.


TABLE OF CONTENTS

Additional information about the Company                                     2

About our independent registered public accounting firm                      2
Sale of the contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4

















                                   Issued by
                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America

333-59717

                                                                          x01535
                                                                          MLA-CM

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Contracts. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the contracts.

We are subject to regulation by the State of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.



ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.



SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:




----------------------------------------------------------------
                                           Aggregate Amount of
                                         Commissions Retained
                                          by the Distributors
                                        After Payments to their
                 Aggregate Amount of          Registered
    Fiscal      Commissions Paid to        Persons and Other
     Year        the Distributors*      Selling Broker-Dealers
----------------------------------------------------------------
     2004            $23,797,814                  N/A
     2005            $13,125,190                  N/A
     2006            $ 8,020,622                  N/A
----------------------------------------------------------------




* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2004, 2005 and 2006, these payments were made to the Distributors.


Please see your Prospectus for detailed information regarding the distribution of the contracts.


FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owner, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

A Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 591/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled;
(e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution, or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the Owner of the assets of Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.


FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account A
  Report of Independent Registered Public Accounting Firm.................     2
  Statements of Assets and Liabilities, December 31, 2006.................   F-3
  Statements of Operations for the Year Ended December 31, 2006...........  F-23
  Statements of Changes in Net Assets for the Years Ended
  December 31, 2006 and December 31, 2005.................................  F-33
  Notes to Financial Statements...........................................  F-49

With respect to MONY Life Insurance Company of America:
  Report of Independent Registered Public Accounting Firm.................   F-1
  Balance Sheets as of December 31, 2006 and 2005.........................   F-2
  Statements of Operations for the Year Ended December 31, 2006
  (Successor), Year Ended December 31, 2005 (Successor), Six Months
  Ended December 31, 2004 (Successor), and Six Months Ended June 30,
  2004 (Predecessor)......................................................   F-3
  Statements of Shareholder's Equity for the Years Ended December 31,
  2006, 2005 and 2004.....................................................   F-4
  Statements of Cash Flows for the Year Ended December 31, 2006
  (Successor), Year Ended December 31, 2005 (Successor), Six Months
  Ended December 31, 2004 (Successor), and Six Months Ended June 30,
  2004 (Predecessor)......................................................   F-5
  Notes to Financial Statements...........................................   F-7


                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A listed in Note 1 at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 9, 2007

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006


                                                          AIM V.I. Basic  AIM V.I. Financial   AIM V.I. Global
                                                              Value            Services          Health Care
                                                          --------------  ------------------   ---------------
Assets
Shares held in respective Funds ........................     1,208,768           195,687             233,188
                                                           -----------        ----------          ----------
Investments at cost ....................................   $13,787,840        $2,729,998          $4,144,655
                                                           -----------        ----------          ----------
Investment in respective Funds, at net asset value .....   $16,149,134        $3,406,908          $5,015,883
Amount due from MONY America ...........................            --                --                  --
Amount due from respective Funds .......................        21,087             4,689               7,048
                                                           -----------        ----------          ----------
  Total Assets .........................................    16,170,221         3,411,597           5,022,931
                                                           ===========        ==========          ==========
Liabilities ............................................
Amount due to MONY America ............................         21,087             4,689               7,048
Amount due to respective Funds .........................            --                --                  --
  Total Liabilities ....................................        21,087             4,689               7,048
                                                           -----------        ----------          ----------
Net Assets .............................................   $16,149,134        $3,406,908          $5,015,883
                                                           ===========        ==========          ==========


                                                          AIM V.I. Mid Cap    AIM V.I.    Alger American   Alger American
                                                             Core Equity     Technology      Balanced       MidCap Growth
                                                          ----------------   ----------   --------------   --------------
Assets
Shares held in respective Funds ........................        631,447         136,763        677,153         1,200,035
                                                             ----------      ----------     ----------       -----------
Investments at cost ....................................     $8,308,621      $1,601,492     $8,800,894       $23,290,391
                                                             ----------      ----------     ----------       -----------
Investment in respective Funds, at net asset value .....     $8,537,163      $1,917,418     $9,554,633       $24,900,731
Amount due from MONY America ...........................             --              --         47,397                --
Amount due from respective Funds .......................         14,778           2,567             --            28,744
                                                             ----------      ----------     ----------       -----------
  Total Assets .........................................      8,551,941       1,919,985      9,602,030        24,929,475
                                                             ==========      ==========     ==========       ===========
Liabilities ............................................
Amount due to MONY America .............................         14,778           2,567             --            28,744
Amount due to respective Funds .........................             --              --         47,397                --
                                                             ----------      ----------     ----------       -----------
  Total Liabilities ....................................         14,778           2,567         47,397            28,744
                                                             ----------      ----------     ----------       -----------
Net Assets .............................................     $8,537,163      $1,917,418     $9,554,633       $24,900,731
                                                             ==========      ==========     ==========       ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                          AXA Premier VIP  Dreyfus IP Small     Dreyfus Stock
                                                            High Yield      Cap Stock Index   Index Fund, Inc.
                                                          ---------------  ----------------   ----------------
Assets
Shares held in respective Funds ........................      2,974,104          444,479           1,500,461
                                                            -----------       ----------         -----------
Investments at cost ....................................    $17,079,948       $6,731,709         $47,873,421
                                                            -----------       ----------         -----------
Investment in respective Funds, at net asset value .....    $16,660,831       $8,262,863         $54,241,652
Amount due from MONY America ...........................             --               --                  --
Amount due from respective Funds .......................         23,899           13,283              71,873
                                                            -----------       ----------         -----------
  Total Assets .........................................     16,684,730        8,276,146          54,313,525
                                                            ===========       ==========         ===========
Liabilities
Amount due to MONY America .............................         23,899           13,283              71,873
Amount due to respective Funds .........................             --               --                  --
                                                            -----------       ----------         -----------
  Total Liabilities ....................................         23,899           13,283              71,873
                                                            -----------       ----------         -----------
Net Assets .............................................    $16,660,831       $8,262,863         $54,241,652
                                                            ===========       ==========         ===========
-------
*  Denotes multiple share classes held by the respective Fund
 Class A ...............................................
 Class B ...............................................


                                                                              EQ/Boston
                                                             EQ/Bond           Advisors        EQ/Calvert      EQ/Capital
                                                              Index             Equity          Socially        Guardian
                                                                                Income*       Responsible*      Research
                                                          -----------        -----------      ------------     ----------
Assets
Shares held in respective Funds ........................    2,651,376          8,082,017          578,081         47,843
                                                          -----------        -----------       ----------       --------
Investments at cost ....................................  $29,410,010        $45,544,051       $5,102,299       $791,935
                                                          -----------        -----------       ----------       --------
Investment in respective Funds, at net asset value .....  $26,540,278        $56,006,563       $4,971,073       $666,929
Amount due from MONY America ...........................           --                 --               --             --
Amount due from respective Funds .......................       44,700             82,480            9,106            665
                                                          -----------        -----------       ----------       --------
  Total Assets .........................................   26,584,978         56,089,043        4,980,179        667,594
                                                          ===========        ===========       ==========       ========
Liabilities
Amount due to MONY America .............................       44,700             82,480            9,106            665
Amount due to respective Funds .........................           --                 --               --             --
                                                          -----------        -----------       ----------       --------
  Total Liabilities ....................................       44,700             82,480            9,106            665
                                                          -----------        -----------       ----------       --------
Net Assets .............................................  $26,540,278        $56,006,563       $4,971,073       $666,929
                                                          ===========        ===========       ==========       ========
-------
*  Denotes multiple share classes held by the
   respective Fund
      Class A ..........................................                          90,526          444,839
      Class B ..........................................                       7,991,491          133,242

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                          EQ/Caywood-Scholl     EQ/Enterprise          EQ/FI
                                                           High Yield Bond   Moderate Allocation      Mid Cap
                                                          -----------------  -------------------   ------------
Assets
Shares held in respective Funds ........................       9,605,877           16,516,557        2,253,815
                                                             -----------         ------------      -----------
Investments at cost ....................................     $43,218,891         $398,647,688      $20,620,146
                                                             -----------         ------------      -----------
Investment in respective Funds, at net asset value .....     $44,667,330         $348,829,674      $24,228,533
Amount due from MONY America ...........................              --                   --               --
Amount due from respective Funds .......................          63,268              453,644           35,697
                                                             -----------         ------------      -----------
  Total Assets .........................................      44,730,598          349,283,318       24,264,230
                                                             ===========         ============      ===========
Liabilities
Amount due to MONY America .............................          63,268              453,644           35,697
Amount due to respective Funds .........................              --                   --               --
                                                             -----------         ------------      -----------
  Total Liabilities ....................................          63,268              453,644           35,697
                                                             -----------         ------------      -----------
Net Assets .............................................     $44,667,330         $348,829,674      $24,228,533
                                                             ===========         ============      ===========


                                                               EQ/GAMCO        EQ/GAMCO
                                                               Mergers           Small
                                                                 and            Company        EQ/Government      EQ/International
                                                             Acquisitions        Value           Securities           Growth
                                                             ------------    ------------      -------------      ----------------
Assets
Shares held in respective Funds ........................         794,309       86,908,555         5,836,568            5,378,391
                                                              ----------     ------------       -----------          -----------
Investments at cost ....................................      $9,228,392     $205,758,131       $67,284,943          $24,124,018
                                                              -----------    ------------       -----------          -----------
Investment in respective Funds, at net asset value .....      $9,889,147     $261,855,469       $62,859,835          $34,959,543
Amount due from MONY America ...........................              --               --                --               18,942
Amount due from respective Funds .......................          12,279          405,953           132,244                   --
                                                              ----------     ------------       -----------          -----------
  Total Assets .........................................       9,901,426      262,261,422        62,992,079           34,978,485
                                                              ==========     ============       ===========          ===========
Liabilities
Amount due to MONY America .............................          12,279          405,953           132,244                   --
Amount due to respective Funds .........................              --               --                --               18,942
                                                              ----------     ------------       -----------          -----------
  Total Liabilities ....................................          12,279          405,953           132,244               18,942
                                                              ----------     ------------       -----------          -----------
Net Assets .............................................      $9,889,147     $261,855,469       $62,859,835          $34,959,543
                                                              ==========     ============       ===========          ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           EQ/JPMorgan     EQ/Long       EQ/Lord Abbett
                                                            Core Bond     Term Bond     Growth and Income
                                                          ------------   -----------    -----------------
Assets
Shares held in respective Funds ........................    5,666,420      3,579,568         4,764,548
                                                          -----------    -----------       -----------
Investments at cost ....................................  $65,250,545    $49,235,698       $48,023,810
                                                          -----------    -----------       -----------
Investment in respective Funds, at net asset value .....  $62,103,967    $47,465,069       $58,889,830
Amount due from MONY America ...........................           --          4,270                --
Amount due from respective Funds .......................      173,280             --             4,614
                                                          -----------    -----------       -----------
  Total Assets .........................................   62,277,247     47,469,339        58,894,444
                                                          ===========    ===========       ===========
Liabilities
Amount due to MONY America .............................      173,280             --             4,614
Amount due to respective Funds .........................           --          4,270                --
                                                          -----------    -----------       -----------
  Total Liabilities ....................................      173,280          4,270             4,614
                                                          -----------    -----------       -----------
Net Assets .............................................  $62,103,967    $47,465,069       $58,889,830
                                                          ===========    ===========       ===========


                                                          EQ/Lord Abbett    EQ/Marsico    EQ/Mercury Basic     EQ/Money
                                                           Mid Cap Value      Focus          Value Equity        Market
                                                          --------------   -----------    ----------------   -----------
Assets
Shares held in respective Funds ........................      4,303,743      1,835,603          259,491       83,239,418
                                                            -----------    -----------       ----------      -----------
Investments at cost ....................................    $42,406,417    $27,324,250       $3,984,680      $83,239,418
                                                            -----------    -----------       ----------      -----------
Investment in respective Funds, at net asset value .....    $53,667,706    $30,801,426       $4,429,514      $83,239,418
Amount due from MONY America ...........................             --             --               --               --
Amount due from respective Funds .......................         84,499         33,315            5,523          182,134
                                                            -----------    -----------       ----------      -----------
  Total Assets .........................................     53,752,205     30,834,741        4,435,037       83,421,552
                                                            ===========    ===========       ==========      ===========
Liabilities
Amount due to MONY America .............................         84,499         33,315            5,523          182,134
Amount due to respective Funds .........................             --             --               --               --
                                                            -----------    -----------       ----------      -----------
  Total Liabilities ....................................         84,499         33,315            5,523          182,134
                                                            -----------    -----------       ----------      -----------
Net Assets .............................................    $53,667,706    $30,801,426       $4,429,514      $83,239,418
                                                            ===========    ===========       ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                            EQ/Montag &       EQ/PIMCO       EQ/Short
                                                          Caldwell Growth   Real Return   Duration Bond
                                                          ---------------   -----------   -------------
Assets
Shares held in respective Funds ........................      29,415,133      1,868,648        589,672
                                                            ------------    -----------     ----------
Investments at cost ....................................    $170,692,994    $19,419,854     $5,916,420
                                                            ------------    -----------     ----------
Investment in respective Funds, at net asset value .....    $160,312,296    $18,275,378     $5,890,824
Amount due from MONY America ...........................              --             --             --
Amount due from respective Funds .......................         342,672         25,152          8,066
                                                            ------------    -----------     ----------
  Total Assets .........................................     160,654,968     18,300,530      5,898,890
                                                            ============    ===========     ==========
Liabilities
Amount due to MONY America .............................         342,672         25,152          8,066
Amount due to respective Funds .........................              --             --             --
                                                            ------------    -----------     ----------
  Total Liabilities ....................................         342,672         25,152          8,066
                                                            ------------    -----------     ----------
Net Assets .............................................    $160,312,296    $18,275,378     $5,890,824
                                                            ============    ===========     ==========


                                                                                                           EQ/Van Kampen
                                                             EQ/Small          EQ/TCW      EQ/UBS Growth      Emerging
                                                          Company Growth       Equity        and Income    Markets Equity
                                                          --------------   ------------    -------------   --------------
Assets
Shares held in respective Funds ........................      5,761,828       4,850,453      11,790,943         943,307
                                                            -----------    ------------     -----------     -----------
Investments at cost ....................................    $45,878,446    $114,571,217     $66,314,824     $10,289,418
                                                            -----------    ------------     -----------     -----------
Investment in respective Funds, at net asset value .....    $54,910,222    $102,878,114     $80,414,232     $15,309,917
Amount due from MONY America ...........................             --              --              --          20,404
Amount due from respective Funds .......................         28,208         213,304         149,999              --
                                                            -----------    ------------     -----------     -----------
  Total Assets .........................................     54,938,430     103,091,418      80,564,231      15,330,321
                                                            ===========    ============     ===========     ===========
Liabilities
Amount due to MONY America .............................         28,208         213,304         149,999              --
Amount due to respective Funds .........................             --              --              --          20,404
                                                            -----------    ------------     -----------     -----------
  Total Liabilities ....................................         28,208         213,304         149,999          20,404
                                                            -----------    ------------     -----------     -----------
Net Assets .............................................    $54,910,222    $102,878,114     $80,414,232     $15,309,917
                                                            ===========    ============     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                           Fidelity VIP   Fidelity VIP   Fidelity VIP Growth
                                                          Contrafund(R)      Growth         Opportunities
                                                          -------------   ------------   -------------------
Assets
Shares held in respective Funds ........................     1,882,931        571,390            313,497
                                                           -----------    -----------         ----------
Investments at cost ....................................   $46,022,871    $23,617,300         $5,313,660
                                                           -----------    -----------         ----------
Investment in respective Funds, at net asset value .....   $59,086,377    $20,410,049         $5,686,835
Amount due from MONY America ...........................            --             --                 --
Amount due from respective Funds .......................        72,921         76,400              7,818
                                                           -----------    -----------         ----------
  Total Assets .........................................    59,159,298     20,486,449          5,694,653
                                                           ===========    ===========         ==========
Liabilities
Amount due to MONY America .............................        72,921         76,400              7,818
Amount due to respective Funds .........................            --             --                 --
                                                           -----------    -----------         ----------
  Total Liabilities ....................................        72,921         76,400              7,818
                                                           -----------    -----------         ----------
Net Assets .............................................   $59,086,377    $20,410,049         $5,686,835
                                                           ===========    ===========         ==========


                                                          Franklin Income      Franklin Rising     Franklin Zero     Janus Aspen
                                                             Securities     Dividends Securities    Coupon 2010    Series Balanced
                                                          ---------------   --------------------   -------------   ---------------
Assets
Shares held in respective Funds ........................      1,867,735              716,740            257,897        1,638,647
                                                            -----------          -----------         ----------      -----------
Investments at cost ....................................    $28,707,588          $12,533,384         $4,086,749      $39,251,706
                                                            -----------          -----------         ----------      -----------
Investment in respective Funds, at net asset value .....    $32,423,871          $14,729,012         $4,054,141      $45,701,870
Amount due from MONY America ...........................             --               20,569                 --               --
Amount due from respective Funds .......................         36,758                   --              6,269          100,498
                                                            -----------          -----------         ----------      -----------
  Total Assets .........................................     32,460,629           14,749,581          4,060,410       45,802,368
                                                            ===========          ===========         ==========      ===========
Liabilities
Amount due to MONY America .............................         36,758                   --              6,269          100,498
Amount due to respective Funds .........................             --               20,569                 --               --
                                                            -----------          -----------         ----------      -----------
  Total Liabilities ....................................         36,758               20,569              6,269          100,498
                                                            -----------          -----------         ----------      -----------
Net Assets .............................................    $32,423,871          $14,729,012         $4,054,141      $45,701,870
                                                            ===========          ===========         ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                              Janus Aspen Series   Janus Aspen     Janus Aspen Series
                                                                Flexible Bond     Series Forty*   International Growth
                                                              ------------------  -------------   --------------------
Assets
Shares held in respective Funds ............................       1,124,567         1,264,353            853,040
                                                                 -----------       -----------        -----------
Investments at cost ........................................     $14,417,724       $34,826,526        $22,165,669
                                                                 -----------       -----------        -----------
Investment in respective Funds, at net asset value .........     $13,337,359        38,046,219        $43,172,367
Amount due from MONY America ...............................              --                --                 --
Amount due from respective Funds ...........................          18,085            56,208             56,632
                                                                 -----------       -----------        -----------
  Total Assets .............................................      13,355,444        38,102,427         43,228,999
                                                                 ===========       ===========        ===========
Liabilities
Amount due to MONY America .................................          18,085            56,208             56,632
Amount due to respective Funds .............................              --                --                 --
                                                                 -----------       -----------        -----------
  Total Liabilities ........................................          18,085            56,208             56,632
                                                                 -----------       -----------        -----------
Net Assets .................................................     $13,337,359        38,046,219        $43,172,367
                                                                 ===========       ===========        ===========
-------
*  Denotes multiple share classes held by the respective Fund
 Institutional .............................................                         917,737
 Service ...................................................                         346,616


                                                              Janus Aspen Series   Janus Aspen Series   MFS(R) Mid      MFS(R)
                                                                Mid Cap Growth      Worldwide Growth    Cap Growth   New Discovery
                                                              ------------------   ------------------  ------------  -------------
Assets
Shares held in respective Funds ............................          781,038              913,545        562,552         280,118
                                                                  -----------          -----------     ----------      ----------
Investments at cost ........................................      $32,760,771          $35,215,292     $3,728,407      $3,680,867
                                                                  -----------          -----------     ----------      ----------
Investment in respective Funds, at net asset value .........      $25,750,827          $29,662,812     $4,078,501      $4,879,662
Amount due from MONY America ...............................               --                   --             --              --
Amount due from respective Funds ...........................           76,729              102,543          7,323          10,795
                                                                  -----------          -----------     ----------      ----------
  Total Assets .............................................       25,827,556           29,765,355      4,085,824       4,890,457
                                                                  ===========          ===========     ==========      ==========
Liabilities
Amount due to MONY America .................................           76,729              102,543          7,323          10,795
Amount due to respective Funds .............................               --                   --             --              --
                                                                  -----------          -----------     ----------      ----------
  Total Liabilities ........................................           76,729              102,543          7,323          10,795
                                                                  -----------          -----------     ----------      ----------
Net Assets .................................................      $25,750,827          $29,662,812     $4,078,501      $4,879,662
                                                                  ===========          ===========     ==========      ==========
-------
*  Denotes multiple share classes held by the respective Fund
   Institutional .............................................
   Service ...................................................


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                             MFS(R)         MFS(R)      Old Mutual
                                                          Total Return    Utilities    Select Value
                                                          ------------   -----------   ------------
Assets
Shares held in respective Funds ........................      968,964        362,153       329,307
                                                          -----------    -----------    ----------
Investments at cost ....................................  $18,687,267    $ 7,713,196    $4,502,760
                                                          -----------    -----------    ----------
Investment in respective Funds, at net asset value .....  $21,210,630    $10,600,219    $5,808,967
Amount due from MONY America ...........................           --             --            --
Amount due from respective Funds .......................       29,419         16,123        11,692
                                                          -----------    -----------    ----------
  Total Assets .........................................   21,240,049     10,616,342     5,820,659
                                                          ===========    ===========    ==========
Liabilities
Amount due to MONY America .............................       29,419         16,123        11,692
Amount due to respective Funds .........................           --             --            --
                                                          -----------    -----------    ----------
  Total Liabilities ....................................       29,419         16,123        11,692
                                                          -----------    -----------    ----------
Net Assets .............................................  $21,210,630    $10,600,219    $5,808,967
                                                          ===========    ===========    ==========


                                                             Oppenheimer        Oppenheimer      PIMCO Global    PIMCO StocksPLUS
                                                          Global Securities   Main Street(R)   Bond (Unhedged)   Growth and Income
                                                          -----------------   --------------   ---------------   -----------------
Assets
Shares held in respective Funds ........................       1,212,435           352,295         1,738,520          3,489,205
                                                             -----------        ----------       -----------        -----------
Investments at cost ....................................     $34,927,578        $7,150,382       $22,092,787        $31,862,189
                                                             -----------        ----------       -----------        -----------
Investment in respective Funds, at net asset value .....     $44,241,757        $8,659,410       $20,966,549        $38,869,750
Amount due from MONY America ...........................              --                --                --                 --
Amount due from respective Funds .......................          66,150            12,424            37,531             65,273
                                                             -----------        ----------       -----------        -----------
  Total Assets .........................................      44,307,907         8,671,834        21,004,080         38,935,023
                                                             ===========        ==========       ===========        ===========
Liabilities
Amount due to MONY America .............................          66,150            12,424            37,531             65,273
Amount due to respective Funds .........................              --                --                --                 --
                                                             -----------        ----------       -----------        -----------
  Total Liabilities ....................................          66,150            12,424            37,531             65,273
                                                             -----------        ----------       -----------        -----------
Net Assets .............................................     $44,241,757        $8,659,410       $20,966,549        $38,869,750
                                                             ===========        ==========       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                           Premier VIT   Premier VIT OpCap   Premier VIT OpCap
                                                          OpCap Equity        Managed            Small Cap
                                                          ------------   -----------------   -----------------
Assets
Shares held in respective Funds ........................       26,631           210,152             23,326
                                                           ----------        ----------           --------
Investments at cost ....................................   $  883,219        $8,407,964           $617,728
                                                           ----------        ----------           --------
Investment in respective Funds, at net asset value .....   $1,104,641        $8,717,093           $857,014
Amount due from MONY America ...........................           --                --                 --
Amount due from respective Funds .......................        1,110             8,701                842
                                                           ----------        ----------           --------
  Total Assets .........................................    1,105,751         8,725,794            857,856
                                                           ==========        ==========           ========
Liabilities
Amount due to MONY America .............................        1,110             8,701                842
Amount due to respective Funds .........................           --                --                 --
                                                           ----------        ----------           --------
  Total Liabilities ....................................        1,110             8,701                842
                                                           ----------        ----------           --------
Net Assets .............................................   $1,104,641        $8,717,093           $857,014
                                                           ==========        ==========           ========


                                                           ProFund    ProFund VP Rising   ProFund VP     Van Kampen UIF
                                                           VP Bear    Rates Opportunity    UltraBull   Global Value Equity
                                                         ----------- ------------------- ------------ --------------------
Assets
Shares held in respective Funds ........................    14,627           451,067         339,457          498,775
                                                          --------       -----------      ----------       ----------
Investments at cost ....................................  $410,565       $10,087,971      $7,334,566       $6,471,450
                                                          --------       -----------      ----------       ----------
Investment in respective Funds, at net asset value .....  $377,093       $ 9,337,087      $8,092,655       $8,469,200
Amount due from MONY America ...........................        --                --              --           50,549
Amount due from respective Funds .......................       549            25,476          11,971               --
                                                          --------       -----------      ----------       ----------
  Total Assets .........................................   377,642         9,362,563       8,104,626        8,519,749
                                                          ========       ===========      ==========       ==========
Liabilities
Amount due to MONY America .............................       549            25,476          11,971               --
Amount due to respective Funds .........................        --                --              --           50,549
                                                          --------       -----------      ----------       ----------
  Total Liabilities ....................................       549            25,476          11,971           50,549
                                                          --------       -----------      ----------       ----------
Net Assets .............................................  $377,093       $ 9,337,087      $8,092,655       $8,469,200
                                                          ========       ===========      ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                             Van Kampen UIF
                                                            U.S. Real Estate
                                                            ----------------
Assets
Shares held in respective Funds ........................        1,700,853
                                                              -----------
Investments at cost ....................................      $33,100,920
                                                              -----------
Investment in respective Funds, at net asset value .....      $49,937,058
Amount due from MONY America ...........................               --
Amount due from respective Funds .......................           66,959
                                                              -----------
  Total Assets .........................................       50,004,017
                                                              ===========
Liabilities
Amount due to MONY America .............................           66,959
Amount due to respective Funds .........................               --
                                                              -----------
  Total Liabilities ....................................           66,959
                                                              -----------
Net Assets .............................................      $49,937,058
                                                              ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
             Fund Name                                Option                     Class      Ratio      Value     Outstanding
----------------------------------   ---------------------------------------   --------   ---------  ---------   -----------
AIM V.I. Basic Value .............   MONY Custom Master                        Series I      1.35%   $  16.09      396,503
AIM V.I. Basic Value .............   MONY Variable Annuity Option 1            Series I      1.20%      16.10      204,983
AIM V.I. Basic Value .............   MONY Variable Annuity Option 2            Series I      1.70%      14.45      288,240
AIM V.I. Basic Value .............   MONY Variable Annuity Option 3            Series I      2.35%      15.45      135,599
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 1    Series I      1.45%      16.47        1,140
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 2    Series I      1.95%      15.45          847
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 3    Series I      2.80%      14.98        3,503
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 1    Series I      1.50%      16.44        6,068
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 2    Series I      2.00%      15.42          613
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 3    Series I      2.85%      14.95          875
AIM V.I. Financial Services ......   MONY Variable Annuity Option 1            Series I      1.20%   $  13.48       83,552
AIM V.I. Financial Services ......   MONY Variable Annuity Option 2            Series I      1.70%      13.79       79,115
AIM V.I. Financial Services ......   MONY Variable Annuity Option 3            Series I      2.35%      13.68       85,887
AIM V.I. Financial Services ......   MONY Varible Annuity L Share Option 1     Series I      1.45%      16.12          277
AIM V.I. Financial Services ......   MONY Varible Annuity L Share Option 2     Series I      1.95%      15.07           --
AIM V.I. Financial Services ......   MONY Varible Annuity L Share Option 3     Series I      2.80%      14.61          469
AIM V.I. Financial Services ......   MONY Varible Annuity C Share Option 1     Series I      1.50%      16.09           --
AIM V.I. Financial Services ......   MONY Varible Annuity C Share Option 2     Series I      2.00%      15.05          134
AIM V.I. Financial Services ......   MONY Varible Annuity C Share Option 3     Series I      2.85%      14.59           --
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 1            Series I      1.20%   $  12.10      128,350
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 2            Series I      1.70%      11.82      146,760
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 3            Series I      2.35%      11.35      141,522
AIM V.I. Global Health Care ......   MONY Varible Annuity L Share Option 1     Series I      1.45%      13.23           57
AIM V.I. Global Health Care ......   MONY Varible Annuity L Share Option 2     Series I      1.95%      13.41          528
AIM V.I. Global Health Care ......   MONY Varible Annuity L Share Option 3     Series I      2.80%      13.00        5,390
AIM V.I. Global Health Care ......   MONY Varible Annuity C Share Option 1     Series I      1.50%      13.20        1,487
AIM V.I. Global Health Care ......   MONY Varible Annuity C Share Option 2     Series I      2.00%      13.39          352
AIM V.I. Global Health Care ......   MONY Varible Annuity C Share Option 3     Series I      2.85%      12.98        1,432
AIM V.I. Mid Cap Core Equity .....   MONY Custom Master                        Series I      1.35%   $  15.99      197,228
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 1            Series I      1.20%      14.84      131,672
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 2            Series I      1.70%      15.87      125,597
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 3            Series I      2.35%      15.00       90,049
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity L Share Option 1     Series I      1.45%      16.26        1,179
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity L Share Option 2     Series I      1.95%      15.42          103
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity L Share Option 3     Series I      2.80%      14.95        2,859
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity C Share Option 1     Series I      1.50%      16.23          605
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity C Share Option 2     Series I      2.00%      15.39          601
AIM V.I. Mid Cap Core Equity .....   MONY Varible Annuity C Share Option 3     Series I      2.85%      14.92           --
AIM V.I. Technology ..............   MONY Variable Annuity Option 1            Series I      1.20%   $   9.22       75,551
AIM V.I. Technology ..............   MONY Variable Annuity Option 2            Series I      1.70%       9.08       48,598
AIM V.I. Technology ..............   MONY Variable Annuity Option 3            Series I      2.35%       9.74       60,685
AIM V.I. Technology ..............   MONY Varible Annuity L Share Option 1     Series I      1.45%      15.50        3,741
AIM V.I. Technology ..............   MONY Varible Annuity L Share Option 2     Series I      1.95%      13.90           --
AIM V.I. Technology ..............   MONY Varible Annuity L Share Option 3     Series I      2.80%      13.48        5,104
AIM V.I. Technology ..............   MONY Varible Annuity C Share Option 1     Series I      1.50%      15.46        3,833
AIM V.I. Technology ..............   MONY Varible Annuity C Share Option 2     Series I      2.00%      13.88           97
AIM V.I. Technology ..............   MONY Varible Annuity C Share Option 3     Series I      2.85%      13.45           --
Alger American Balanced ..........   MONY Variable Annuity Option 1                O         1.20%   $  11.86      266,636
Alger American Balanced ..........   MONY Variable Annuity Option 2                O         1.70%      11.72      282,250
Alger American Balanced ..........   MONY Variable Annuity Option 3                O         2.35%      11.34      256,073
Alger American Balanced ..........   MONY Varible Annuity L Share Option 1         O         1.45%      13.11        7,701
Alger American Balanced ..........   MONY Varible Annuity L Share Option 2         O         1.95%      12.19          890
Alger American Balanced ..........   MONY Varible Annuity L Share Option 3         O         2.80%      11.82          628
Alger American Balanced ..........   MONY Varible Annuity C Share Option 1         O         1.50%      13.08        3,526
Alger American Balanced ..........   MONY Varible Annuity C Share Option 2         O         2.00%      12.17          342
Alger American Balanced ..........   MONY Varible Annuity C Share Option 3         O         2.85%      11.80          740

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                            Mortality
                                                                                                &
                                                                                             Expense   Unit Fair      Units
               Fund Name                                  Option                   Class      Ratio      Value     Outstanding
--------------------------------------   ---------------------------------------  -------   ---------  ---------   -----------
Alger American MidCap Growth .........   MONY Custom Master                          O         1.35%   $  14.60      666,643
Alger American MidCap Growth .........   MONY Variable Annuity Option 1              O         1.20%      14.89      381,971
Alger American MidCap Growth .........   MONY Variable Annuity Option 2              O         1.70%      14.18      412,990
Alger American MidCap Growth .........   MONY Variable Annuity Option 3              O         2.35%      13.86      251,494
Alger American MidCap Growth .........   MONY Varible Annuity L Share Option 1       O         1.45%      18.51          504
Alger American MidCap Growth .........   MONY Varible Annuity L Share Option 2       O         1.95%      16.72        1,406
Alger American MidCap Growth .........   MONY Varible Annuity L Share Option 3       O         2.80%      16.21          792
Alger American MidCap Growth .........   MONY Varible Annuity C Share Option 1       O         1.50%      18.47        3,984
Alger American MidCap Growth .........   MONY Varible Annuity C Share Option 2       O         2.00%      16.69          540
Alger American MidCap Growth .........   MONY Varible Annuity C Share Option 3       O         2.85%      16.18           --
AXA Premier VIP High Yield ...........   MONY Variable Annuity Option 1              A         1.20%   $  14.33      482,385
AXA Premier VIP High Yield ...........   MONY Variable Annuity Option 2              A         1.70%      13.97      424,180
AXA Premier VIP High Yield ...........   MONY Variable Annuity Option 3              A         2.35%      13.62      247,892
AXA Premier VIP High Yield ...........   MONY Varible Annuity L Share Option 1       A         1.45%      13.99       10,075
AXA Premier VIP High Yield ...........   MONY Varible Annuity L Share Option 2       A         1.95%      12.14        1,593
AXA Premier VIP High Yield ...........   MONY Varible Annuity L Share Option 3       A         2.80%      11.77        1,522
AXA Premier VIP High Yield ...........   MONY Varible Annuity C Share Option 1       A         1.50%      13.96       15,588
AXA Premier VIP High Yield ...........   MONY Varible Annuity C Share Option 2       A         2.00%      12.12        3,160
AXA Premier VIP High Yield ...........   MONY Varible Annuity C Share Option 3       A         2.85%      11.75          201
Dreyfus IP Small Cap Stock Index .....   MONY Variable Annuity Option 1           Service      1.20%   $  17.89      166,340
Dreyfus IP Small Cap Stock Index .....   MONY Variable Annuity Option 2           Service      1.70%      17.64      186,733
Dreyfus IP Small Cap Stock Index .....   MONY Variable Annuity Option 3           Service      2.35%      17.23      103,477
Dreyfus IP Small Cap Stock Index .....   MONY Varible Annuity L Share Option 1    Service      1.45%      19.18        1,463
Dreyfus IP Small Cap Stock Index .....   MONY Varible Annuity L Share Option 2    Service      1.95%      18.10          189
Dreyfus IP Small Cap Stock Index .....   MONY Varible Annuity L Share Option 3    Service      2.80%      17.55        1,106
Dreyfus IP Small Cap Stock Index .....   MONY Varible Annuity C Share Option 1    Service      1.50%      19.14        7,230
Dreyfus IP Small Cap Stock Index .....   MONY Varible Annuity C Share Option 2    Service      2.00%      18.06          893
Dreyfus IP Small Cap Stock Index .....   MONY Varible Annuity C Share Option 3    Service      2.85%      17.52          146
Dreyfus Stock Index Fund, Inc. .......   MONY Custom Master                       Initial      1.35%   $  10.30    5,268,532
EQ/Bond Index ........................   MONY Master                                 A         1.25%   $  25.05      335,364
EQ/Bond Index ........................   MONY Custom Master                          A         1.35%      12.70    1,426,967
EQ/Boston Advisors Equity Income .....   MONY Master                                 A         1.25%   $  11.57       54,026
EQ/Boston Advisors Equity Income .....   MONY Custom Master                          B         1.35%      14.51    2,493,147
EQ/Boston Advisors Equity Income .....   MONY Variable Annuity Option 1              B         1.20%      15.06      458,184
EQ/Boston Advisors Equity Income .....   MONY Variable Annuity Option 2              B         1.70%      13.72      503,174
EQ/Boston Advisors Equity Income .....   MONY Variable Annuity Option 3              B         2.35%      13.29      393,271
EQ/Boston Advisors Equity Income .....   MONY Varible Annuity L Share Option 1       B         1.45%      17.59        1,947
EQ/Boston Advisors Equity Income .....   MONY Varible Annuity L Share Option 2       B         1.95%      16.54          101
EQ/Boston Advisors Equity Income .....   MONY Varible Annuity L Share Option 3       B         2.80%      16.04        1,631
EQ/Boston Advisors Equity Income .....   MONY Varible Annuity C Share Option 1       B         1.50%      17.56        3,365
EQ/Boston Advisors Equity Income .....   MONY Varible Annuity C Share Option 2       B         2.00%      16.51        1,946
EQ/Boston Advisors Equity Income .....   MONY Varible Annuity C Share Option 3       B         2.85%      16.01          151
EQ/Calvert Socially Responsible ......   MONY Custom Master                          A         1.35%   $   7.80      491,154
EQ/Calvert Socially Responsible ......   MONY Variable Annuity Option 1              B         1.20%      10.82       40,077
EQ/Calvert Socially Responsible ......   MONY Variable Annuity Option 2              B         1.70%      10.75       39,749
EQ/Calvert Socially Responsible ......   MONY Variable Annuity Option 3              B         2.35%      10.66       25,282
EQ/Calvert Socially Responsible ......   MONY Varible Annuity L Share Option 1       B         1.45%      10.95           --
EQ/Calvert Socially Responsible ......   MONY Varible Annuity L Share Option 2       B         1.95%      10.88           --
EQ/Calvert Socially Responsible ......   MONY Varible Annuity L Share Option 3       B         2.80%      10.76           --
EQ/Calvert Socially Responsible ......   MONY Varible Annuity C Share Option 1       B         1.50%      10.94           --
EQ/Calvert Socially Responsible ......   MONY Varible Annuity C Share Option 2       B         2.00%      10.87          506
EQ/Calvert Socially Responsible ......   MONY Varible Annuity C Share Option 3       B         2.85%      10.75           --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                           Mortality
                                                                                               &
                                                                                            Expense   Unit Fair      Units
               Fund Name                                   Option                  Class     Ratio      Value     Outstanding
---------------------------------------   --------------------------------------   -----   ---------  ---------   -----------
EQ/Capital Guardian Research ..........   MONY Master                                A        1.25%   $  11.50       58,010
EQ/Caywood-Scholl High Yield Bond .....   MONY Master                                B        1.25%   $  21.68      544,790
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Master                         B        1.35%      14.58    2,250,501
EQ/Enterprise Moderate Allocation .....   MONY Master                                B        1.25%   $  60.02    4,250,196
EQ/Enterprise Moderate Allocation .....   MONY Custom Master                         B        1.35%      10.57    7,300,951
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 1             B        1.20%      11.30      571,946
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 2             B        1.70%      11.52      588,516
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 3             B        2.35%      11.26      279,059
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity L Share Option 1      B        1.45%      14.54        1,027
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity L Share Option 2      B        1.95%      13.40          241
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity L Share Option 3      B        2.80%      12.99           --
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity C Share Option 1      B        1.50%      14.51        2,581
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity C Share Option 2      B        2.00%      13.37       10,375
EQ/Enterprise Moderate Allocation .....   MONY Varible Annuity C Share Option 3      B        2.85%      12.97        2,710
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 1             A        1.20%   $  15.85      508,220
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 2             A        1.70%      15.30      568,855
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 3             A        2.35%      15.00      478,745
EQ/FI Mid Cap .........................   MONY Varible Annuity L Share Option 1      A        1.45%      18.65        4,730
EQ/FI Mid Cap .........................   MONY Varible Annuity L Share Option 2      A        1.95%      16.59        2,652
EQ/FI Mid Cap .........................   MONY Varible Annuity L Share Option 3      A        2.80%      16.08        2,136
EQ/FI Mid Cap .........................   MONY Varible Annuity C Share Option 1      A        1.50%      18.61        3,381
EQ/FI Mid Cap .........................   MONY Varible Annuity C Share Option 2      A        2.00%      16.56        2,544
EQ/FI Mid Cap .........................   MONY Varible Annuity C Share Option 3      A        2.85%      16.05            9
EQ/GAMCO Mergers and Acquisitions .....   MONY Custom Master                         B        1.35%   $  12.93      355,264
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 1             B        1.20%      12.57      114,393
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 2             B        1.70%      12.76      158,142
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 3             B        2.35%      11.98      147,362
EQ/GAMCO Mergers and Acquisitions .....   MONY Varible Annuity L Share Option 1      B        1.45%      12.98        4,330
EQ/GAMCO Mergers and Acquisitions .....   MONY Varible Annuity L Share Option 2      B        1.95%      12.57          139
EQ/GAMCO Mergers and Acquisitions .....   MONY Varible Annuity L Share Option 3      B        2.80%      12.19          680
EQ/GAMCO Mergers and Acquisitions .....   MONY Varible Annuity C Share Option 1      B        1.50%      12.95          165
EQ/GAMCO Mergers and Acquisitions .....   MONY Varible Annuity C Share Option 2      B        2.00%      12.55          260
EQ/GAMCO Mergers and Acquisitions .....   MONY Varible Annuity C Share Option 3      B        2.85%      12.17           --
EQ/GAMCO Small Company Value ..........   MONY Master                                B        1.25%   $  92.54    1,119,100
EQ/GAMCO Small Company Value ..........   MONY Custom Master                         B        1.35%      23.75    4,619,713
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 1             B        1.20%      18.11    1,023,043
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 2             B        1.70%      17.56    1,036,914
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 3             B        2.35%      17.21      655,604
EQ/GAMCO Small Company Value ..........   MONY Varible Annuity L Share Option 1      B        1.45%      20.65       11,836
EQ/GAMCO Small Company Value ..........   MONY Varible Annuity L Share Option 2      B        1.95%      17.83        2,150
EQ/GAMCO Small Company Value ..........   MONY Varible Annuity L Share Option 3      B        2.80%      17.29        2,003
EQ/GAMCO Small Company Value ..........   MONY Varible Annuity C Share Option 1      B        1.50%      20.60        5,098
EQ/GAMCO Small Company Value ..........   MONY Varible Annuity C Share Option 2      B        2.00%      17.80        2,455
EQ/GAMCO Small Company Value ..........   MONY Varible Annuity C Share Option 3      B        2.85%      17.26          150
EQ/Government Securities ..............   MONY Master                                A        1.25%   $  15.45      451,586
EQ/Government Securities ..............   MONY Custom Master                         A        1.35%      12.19    2,245,887
EQ/Government Securities ..............   MONY Variable Annuity Option 1             A        1.20%      10.79      960,726
EQ/Government Securities ..............   MONY Variable Annuity Option 2             A        1.70%      10.54      990,250
EQ/Government Securities ..............   MONY Variable Annuity Option 3             A        2.35%      10.21      680,996
EQ/Government Securities ..............   MONY Varible Annuity L Share Option 1      A        1.45%      10.30       29,288
EQ/Government Securities ..............   MONY Varible Annuity L Share Option 2      A        1.95%       9.97        6,519
EQ/Government Securities ..............   MONY Varible Annuity L Share Option 3      A        2.80%       9.67        7,314
EQ/Government Securities ..............   MONY Varible Annuity C Share Option 1      A        1.50%      10.28       24,155
EQ/Government Securities ..............   MONY Varible Annuity C Share Option 2      A        2.00%       9.95        6,362

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
               Fund Name                                  Option                  Class     Ratio      Value     Outstanding
--------------------------------------   ---------------------------------------  -----   ---------  ---------   -----------
EQ/Government Securities .............   MONY Varible Annuity C Share Option 3      A        2.85%       9.65           --
EQ/International Growth ..............   MONY Master                                B        1.25%    $ 17.81      810,240
EQ/International Growth ..............   MONY Custom Master                         B        1.35%      12.69    1,619,060
EQ/JPMorgan Core Bond ................   MONY Custom Master                         A        1.35%    $ 13.06    1,907,446
EQ/JPMorgan Core Bond ................   MONY Variable Annuity Option 1             A        1.20%      13.54    1,073,917
EQ/JPMorgan Core Bond ................   MONY Variable Annuity Option 2             A        1.70%      13.22    1,186,120
EQ/JPMorgan Core Bond ................   MONY Variable Annuity Option 3             A        2.35%      12.76      491,298
EQ/JPMorgan Core Bond ................   MONY Varible Annuity L Share Option 1      A        1.45%      12.02       18,803
EQ/JPMorgan Core Bond ................   MONY Varible Annuity L Share Option 2      A        1.95%      10.92        1,854
EQ/JPMorgan Core Bond ................   MONY Varible Annuity L Share Option 3      A        2.80%      10.58        3,108
EQ/JPMorgan Core Bond ................   MONY Varible Annuity C Share Option 1      A        1.50%      11.99       29,292
EQ/JPMorgan Core Bond ................   MONY Varible Annuity C Share Option 2      A        2.00%      10.90          950
EQ/JPMorgan Core Bond ................   MONY Varible Annuity C Share Option 3      A        2.85%      10.56          943
EQ/Long Term Bond ....................   MONY Master                                A        1.25%    $ 34.60      367,797
EQ/Long Term Bond ....................   MONY Custom Master                         A        1.35%      13.78    1,685,374
EQ/Long Term Bond ....................   MONY Variable Annuity Option 1             A        1.20%      12.53      304,714
EQ/Long Term Bond ....................   MONY Variable Annuity Option 2             A        1.70%      12.31      377,892
EQ/Long Term Bond ....................   MONY Variable Annuity Option 3             A        2.35%      12.16      227,964
EQ/Long Term Bond ....................   MONY Varible Annuity L Share Option 1      A        1.45%      11.78        4,322
EQ/Long Term Bond ....................   MONY Varible Annuity L Share Option 2      A        1.95%      10.50        1,657
EQ/Long Term Bond ....................   MONY Varible Annuity L Share Option 3      A        2.80%      10.18        3,472
EQ/Long Term Bond ....................   MONY Varible Annuity C Share Option 1      A        1.50%      11.76       10,194
EQ/Long Term Bond ....................   MONY Varible Annuity C Share Option 2      A        2.00%      10.48        1,858
EQ/Long Term Bond ....................   MONY Varible Annuity C Share Option 3      A        2.85%      10.16           --
EQ/Lord Abbett Growth and Income .....   MONY Custom Master                         A        1.35%    $ 13.86    1,582,779
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 1             A        1.20%      14.16    1,103,903
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 2             A        1.70%      13.85      977,862
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 3             A        2.35%      13.08      547,148
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity L Share Option 1      A        1.45%      17.34       16,826
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity L Share Option 2      A        1.95%      15.40        4,262
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity L Share Option 3      A        2.80%      14.93        2,457
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity C Share Option 1      A        1.50%      17.30        4,962
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity C Share Option 2      A        2.00%      15.37        2,076
EQ/Lord Abbett Growth and Income .....   MONY Varible Annuity C Share Option 3      A        2.85%      14.90           --
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Master                         A        1.35%    $ 15.19    1,581,256
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 1             A        1.20%      15.46      726,385
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 2             A        1.70%      15.51      822,716
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 3             A        2.35%      14.43      367,021
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity L Share Option 1      A        1.45%      18.55        4,646
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity L Share Option 2      A        1.95%      17.23          339
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity L Share Option 3      A        2.80%      16.70        2,107
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity C Share Option 1      A        1.50%      18.51        7,687
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity C Share Option 2      A        2.00%      17.20        1,349
EQ/Lord Abbett Mid Cap Value .........   MONY Varible Annuity C Share Option 3      A        2.85%      16.67          143
EQ/Marsico Focus .....................   MONY Custom Master                         B        1.35%    $ 11.42    2,697,953
EQ/Mercury Basic Value Equity ........   MONY Custom Master                         B        1.35%    $ 12.21      162,707
EQ/Mercury Basic Value Equity ........   MONY Variable Annuity Option 1             B        1.20%      12.20       73,324
EQ/Mercury Basic Value Equity ........   MONY Variable Annuity Option 2             B        1.70%      12.12       59,749
EQ/Mercury Basic Value Equity ........   MONY Variable Annuity Option 3             B        2.35%      12.02       66,466
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity L Share Option 1      B        1.45%      12.27           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity L Share Option 2      B        1.95%      12.19           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity L Share Option 3      B        2.80%      12.05          326
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity C Share Option 1      B        1.50%      12.26           --
EQ/Mercury Basic Value Equity ........   MONY Varible Annuity C Share Option 2      B        2.00%      12.18        1,611

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                       Mortality
                                                                                           &
                                                                                        Expense   Unit Fair      Units
             Fund Name                                 Option                  Class     Ratio      Value     Outstanding
-----------------------------------   --------------------------------------   -----   ---------  ---------   -----------
EQ/Mercury Basic Value Equity .....   MONY Varible Annuity C Share Option 3      B        2.85%      12.05             6
EQ/Money Market ...................   MONY Master                                A        1.25%    $ 10.42     1,958,002
EQ/Money Market ...................   MONY Value Master                          A        1.25%      10.42        23,077
EQ/Money Market ...................   MONY Custom Master                         A        1.35%      10.40     3,783,141
EQ/Money Market ...................   MONY Variable Annuity Option 1             A        1.20%      10.42     1,099,869
EQ/Money Market ...................   MONY Variable Annuity Option 2             A        1.70%      10.36       584,835
EQ/Money Market ...................   MONY Variable Annuity Option 3             A        2.35%      10.27       485,349
EQ/Money Market ...................   MONY Varible Annuity L Share Option 1      A        1.45%      10.39        37,660
EQ/Money Market ...................   MONY Varible Annuity L Share Option 2      A        1.95%      10.32        14,290
EQ/Money Market ...................   MONY Varible Annuity L Share Option 3      A        2.80%      10.21           583
EQ/Money Market ...................   MONY Varible Annuity C Share Option 1      A        1.50%      10.38        10,429
EQ/Money Market ...................   MONY Varible Annuity C Share Option 2      A        2.00%      10.32           507
EQ/Money Market ...................   MONY Varible Annuity C Share Option 3      A        2.85%      10.20             2
EQ/Montag & Caldwell Growth .......   MONY Custom Master                         B        1.35%    $ 10.10    12,014,014
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 1             B        1.20%      10.52     1,361,636
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 2             B        1.70%      10.03     1,424,361
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 3             B        2.35%       9.77     1,028,742
EQ/Montag & Caldwell Growth .......   MONY Varible Annuity L Share Option 1      B        1.45%      12.60        17,841
EQ/Montag & Caldwell Growth .......   MONY Varible Annuity L Share Option 2      B        1.95%      12.15           792
EQ/Montag & Caldwell Growth .......   MONY Varible Annuity L Share Option 3      B        2.80%      11.78         6,756
EQ/Montag & Caldwell Growth .......   MONY Varible Annuity C Share Option 1      B        1.50%      12.57         4,593
EQ/Montag & Caldwell Growth .......   MONY Varible Annuity C Share Option 2      B        2.00%      12.13         6,512
EQ/Montag & Caldwell Growth .......   MONY Varible Annuity C Share Option 3      B        2.85%      11.76            30
EQ/PIMCO Real Return ..............   MONY Custom Master                         B        1.35%    $ 11.14       607,070
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 1             B        1.20%      11.26       359,919
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 2             B        1.70%      11.04       520,580
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 3             B        2.35%      10.67       140,823
EQ/PIMCO Real Return ..............   MONY Varible Annuity L Share Option 1      B        1.45%      10.96         4,594
EQ/PIMCO Real Return ..............   MONY Varible Annuity L Share Option 2      B        1.95%      10.03           375
EQ/PIMCO Real Return ..............   MONY Varible Annuity L Share Option 3      B        2.80%       9.72         2,609
EQ/PIMCO Real Return ..............   MONY Varible Annuity C Share Option 1      B        1.50%      10.93         9,964
EQ/PIMCO Real Return ..............   MONY Varible Annuity C Share Option 2      B        2.00%      10.01         1,781
EQ/PIMCO Real Return ..............   MONY Varible Annuity C Share Option 3      B        2.85%       9.71            --
EQ/Short Duration Bond ............   MONY Custom Master                         B        1.35%    $ 10.31       228,924
EQ/Short Duration Bond ............   MONY Variable Annuity Option 1             B        1.20%      10.32        97,460
EQ/Short Duration Bond ............   MONY Variable Annuity Option 2             B        1.70%      10.18       170,067
EQ/Short Duration Bond ............   MONY Variable Annuity Option 3             B        2.35%       9.92        69,708
EQ/Short Duration Bond ............   MONY Varible Annuity L Share Option 1      B        1.45%      10.28         7,336
EQ/Short Duration Bond ............   MONY Varible Annuity L Share Option 2      B        1.95%      10.08            --
EQ/Short Duration Bond ............   MONY Varible Annuity L Share Option 3      B        2.80%       9.77         1,089
EQ/Short Duration Bond ............   MONY Varible Annuity C Share Option 1      B        1.50%      10.26         1,513
EQ/Short Duration Bond ............   MONY Varible Annuity C Share Option 2      B        2.00%      10.06           100
EQ/Short Duration Bond ............   MONY Varible Annuity C Share Option 3      B        2.85%       9.75            --
EQ/Small Company Growth ...........   MONY Custom Master                         B        1.35%    $ 18.57     2,003,547
EQ/Small Company Growth ...........   MONY Variable Annuity Option 1             B        1.20%      12.60       478,312
EQ/Small Company Growth ...........   MONY Variable Annuity Option 2             B        1.70%      12.24       525,434
EQ/Small Company Growth ...........   MONY Variable Annuity Option 3             B        2.35%      11.72       428,335
EQ/Small Company Growth ...........   MONY Varible Annuity L Share Option 1      B        1.45%      16.74         2,226
EQ/Small Company Growth ...........   MONY Varible Annuity L Share Option 2      B        1.95%      15.17           354
EQ/Small Company Growth ...........   MONY Varible Annuity L Share Option 3      B        2.80%      14.71         1,995
EQ/Small Company Growth ...........   MONY Varible Annuity C Share Option 1      B        1.50%      16.70         6,051
EQ/Small Company Growth ...........   MONY Varible Annuity C Share Option 2      B        2.00%      15.14         3,517
EQ/Small Company Growth ...........   MONY Varible Annuity C Share Option 3      B        2.85%      14.68            --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                               Mortality
                                                                                                   &
                                                                                                Expense   Unit Fair      Units
                 Fund Name                                   Option                  Class      Ratio      Value     Outstanding
------------------------------------------- --------------------------------------  --------   --------   ---------  -----------
EQ/TCW Equity ............................. MONY Master                               B           1.25%   $  44.03    1,390,438
EQ/TCW Equity ............................. MONY Custom Master                        B           1.35%       9.75    4,266,241
EQ/UBS Growth and Income .................. MONY Custom Master                        B           1.35%   $  13.06    5,288,888
EQ/UBS Growth and Income .................. MONY Variable Annuity Option 1            B           1.20%      12.89      260,211
EQ/UBS Growth and Income .................. MONY Variable Annuity Option 2            B           1.70%      12.98      344,841
EQ/UBS Growth and Income .................. MONY Variable Annuity Option 3            B           2.35%      12.79      272,190
EQ/UBS Growth and Income .................. MONY Varible Annuity L Share Option 1     B           1.45%      16.90          538
EQ/UBS Growth and Income .................. MONY Varible Annuity L Share Option 2     B           1.95%      15.82          592
EQ/UBS Growth and Income .................. MONY Varible Annuity L Share Option 3     B           2.80%      15.34           --
EQ/UBS Growth and Income .................. MONY Varible Annuity C Share Option 1     B           1.50%      16.87           --
EQ/UBS Growth and Income .................. MONY Varible Annuity C Share Option 2     B           2.00%      15.79        1,664
EQ/UBS Growth and Income .................. MONY Varible Annuity C Share Option 3     B           2.85%      15.31           --
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 1            A           1.20%   $  26.32      219,291
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 2            A           1.70%      26.72      178,447
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Annuity Option 3            A           2.35%      26.37      158,960
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity L Share Option 1     A           1.45%      33.94        3,399
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity L Share Option 2     A           1.95%      30.43          203
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity L Share Option 3     A           2.80%      29.51          692
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity C Share Option 1     A           1.50%      33.87       10,270
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity C Share Option 2     A           2.00%      30.38        2,262
EQ/Van Kampen Emerging Markets Equity ..... MONY Varible Annuity C Share Option 3     A           2.85%      29.45          123
Fidelity VIP Contrafund(R) ................ MONY Custom Master                      Service       1.35%   $  14.29    4,132,884
Fidelity VIP Growth ....................... MONY Custom Master                      Service       1.35%   $   8.20    2,490,777
Fidelity VIP Growth Opportunities ......... MONY Custom Master                      Service       1.35%   $   7.86      723,357
Franklin Income Securities ................ MONY Custom Master                         2          1.35%   $  15.78    1,032,610
Franklin Income Securities ................ MONY Variable Annuity Option 1             2          1.20%      15.89      416,536
Franklin Income Securities ................ MONY Variable Annuity Option 2             2          1.70%      15.34      474,042
Franklin Income Securities ................ MONY Variable Annuity Option 3             2          2.35%      15.01      136,586
Franklin Income Securities ................ MONY Varible Annuity L Share Option 1      2          1.45%      15.85        1,331
Franklin Income Securities ................ MONY Varible Annuity L Share Option 2      2          1.95%      15.29          980
Franklin Income Securities ................ MONY Varible Annuity L Share Option 3      2          2.80%      14.83          836
Franklin Income Securities ................ MONY Varible Annuity C Share Option 1      2          1.50%      15.82        6,045
Franklin Income Securities ................ MONY Varible Annuity C Share Option 2      2          2.00%      15.26        2,368
Franklin Income Securities ................ MONY Varible Annuity C Share Option 3      2          2.85%      14.80          345
Franklin Rising Dividends Securities ...... MONY Custom Master                         2          1.35%   $  15.51      418,715
Franklin Rising Dividends Securities ...... MONY Variable Annuity Option 1             2          1.20%      15.56      171,880
Franklin Rising Dividends Securities ...... MONY Variable Annuity Option 2             2          1.70%      15.17      208,165
Franklin Rising Dividends Securities ...... MONY Variable Annuity Option 3             2          2.35%      14.39      150,943
Franklin Rising Dividends Securities ...... MONY Varible Annuity L Share Option 1      2          1.45%      15.66        9,395
Franklin Rising Dividends Securities ...... MONY Varible Annuity L Share Option 2      2          1.95%      14.95        2,031
Franklin Rising Dividends Securities ...... MONY Varible Annuity L Share Option 3      2          2.80%      14.49          384
Franklin Rising Dividends Securities ...... MONY Varible Annuity C Share Option 1      2          1.50%      15.63        1,511
Franklin Rising Dividends Securities ...... MONY Varible Annuity C Share Option 2      2          2.00%      14.92        1,310
Franklin Rising Dividends Securities ...... MONY Varible Annuity C Share Option 3      2          2.85%      14.47           --
Franklin Zero Coupon 2010 ................. MONY Custom Master                         2          1.35%   $  10.06      162,850
Franklin Zero Coupon 2010 ................. MONY Variable Annuity Option 1             2          1.20%       9.85       93,960
Franklin Zero Coupon 2010 ................. MONY Variable Annuity Option 2             2          1.70%       9.79      113,966
Franklin Zero Coupon 2010 ................. MONY Variable Annuity Option 3             2          2.35%       9.77       27,646
Franklin Zero Coupon 2010 ................. MONY Varible Annuity L Share Option 1      2          1.45%      10.35        4,051
Franklin Zero Coupon 2010 ................. MONY Varible Annuity L Share Option 2      2          1.95%       9.97           --
Franklin Zero Coupon 2010 ................. MONY Varible Annuity L Share Option 3      2          2.80%       9.67          524
Franklin Zero Coupon 2010 ................. MONY Varible Annuity C Share Option 1      2          1.50%      10.33        4,960
Franklin Zero Coupon 2010 ................. MONY Varible Annuity C Share Option 2      2          2.00%       9.95          613

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                                   Mortality
                                                                                                      &
                                                                                                    Expense    Unit Fair    Units
                 Fund Name                                   Option                     Class        Ratio       Value   Outstanding
-------------------------------------------  -------------------------------------  -------------  ----------  --------- -----------
Franklin Zero Coupon 2010 .................  MONY Varible Annuity C Share Option 3        2            2.85%       9.65           --
Janus Aspen Series Balanced ...............  MONY Custom Master                     Institutional      1.35%    $ 12.91    3,539,301
Janus Aspen Series Flexible Bond ..........  MONY Variable Annuity Option 1             Service        1.20%    $ 12.09      416,951
Janus Aspen Series Flexible Bond ..........  MONY Variable Annuity Option 2             Service        1.70%      11.70      455,955
Janus Aspen Series Flexible Bond ..........  MONY Variable Annuity Option 3             Service        2.35%      11.51      242,012
Janus Aspen Series Flexible Bond ..........  MONY Varible Annuity L Share Option 1      Service        1.45%      11.30        5,167
Janus Aspen Series Flexible Bond ..........  MONY Varible Annuity L Share Option 2      Service        1.95%      10.39        1,414
Janus Aspen Series Flexible Bond ..........  MONY Varible Annuity L Share Option 3      Service        2.80%      10.07        2,283
Janus Aspen Series Flexible Bond ..........  MONY Varible Annuity C Share Option 1      Service        1.50%      11.28        5,708
Janus Aspen Series Flexible Bond ..........  MONY Varible Annuity C Share Option 2      Service        2.00%      10.37        1,344
Janus Aspen Series Flexible Bond ..........  MONY Varible Annuity C Share Option 3      Service        2.85%      10.05           --
Janus Aspen Series Forty ..................  MONY Custom Master                      Institutional     1.35%    $ 11.14    2,485,058
Janus Aspen Series Forty ..................  MONY Variable Annuity Option 1             Service        1.20%      14.06      335,485
Janus Aspen Series Forty ..................  MONY Variable Annuity Option 2             Service        1.70%      14.43      244,138
Janus Aspen Series Forty ..................  MONY Variable Annuity Option 3             Service        2.35%      14.01      141,545
Janus Aspen Series Forty ..................  MONY Varible Annuity L Share Option 1      Service        1.45%      15.77        1,082
Janus Aspen Series Forty ..................  MONY Varible Annuity L Share Option 2      Service        1.95%      15.66          964
Janus Aspen Series Forty ..................  MONY Varible Annuity L Share Option 3      Service        2.80%      15.18        1,438
Janus Aspen Series Forty ..................  MONY Varible Annuity C Share Option 1      Service        1.50%      15.73        4,575
Janus Aspen Series Forty ..................  MONY Varible Annuity C Share Option 2      Service        2.00%      15.63          330
Janus Aspen Series Forty ..................  MONY Varible Annuity C Share Option 3      Service        2.85%      15.15          616
Janus Aspen Series International Growth ...  MONY Variable Annuity Option 1             Service        1.20%    $ 21.78      698,959
Janus Aspen Series International Growth ...  MONY Variable Annuity Option 2             Service        1.70%      22.89      626,622
Janus Aspen Series International Growth ...  MONY Variable Annuity Option 3             Service        2.35%      22.12      580,743
Janus Aspen Series International Growth ...  MONY Varible Annuity L Share Option 1      Service        1.45%      29.60        7,669
Janus Aspen Series International Growth ...  MONY Varible Annuity L Share Option 2      Service        1.95%      28.56          677
Janus Aspen Series International Growth ...  MONY Varible Annuity L Share Option 3      Service        2.80%      27.69        2,257
Janus Aspen Series International Growth ...  MONY Varible Annuity C Share Option 1      Service        1.50%      29.54       11,863
Janus Aspen Series International Growth ...  MONY Varible Annuity C Share Option 2      Service        2.00%      28.51        2,799
Janus Aspen Series International Growth ...  MONY Varible Annuity C Share Option 3      Service        2.85%      27.64           --
Janus Aspen Series Mid Cap Growth .........  MONY Custom Master                      Institutional     1.35%    $  9.11    2,826,266
Janus Aspen Series Worldwide Growth .......  MONY Custom Master                      Institutional     1.35%    $ 10.02    2,964,196
MFS(R) Mid Cap Growth .....................  MONY Variable Annuity Option 1             Initial        1.20%    $  9.47      154,044
MFS(R) Mid Cap Growth .....................  MONY Variable Annuity Option 2             Initial        1.70%      10.27      122,598
MFS(R) Mid Cap Growth .....................  MONY Variable Annuity Option 3             Initial        2.35%       9.22      145,022
MFS(R) Mid Cap Growth .....................  MONY Varible Annuity L Share Option 1      Initial        1.45%      15.93          634
MFS(R) Mid Cap Growth .....................  MONY Varible Annuity L Share Option 2      Initial        1.95%      13.98          307
MFS(R) Mid Cap Growth .....................  MONY Varible Annuity L Share Option 3      Initial        2.80%      13.55           65
MFS(R) Mid Cap Growth .....................  MONY Varible Annuity C Share Option 1      Initial        1.50%      15.90           --
MFS(R) Mid Cap Growth .....................  MONY Varible Annuity C Share Option 2      Initial        2.00%      13.95          468
MFS(R) Mid Cap Growth .....................  MONY Varible Annuity C Share Option 3      Initial        2.85%      13.53           --
MFS(R) New Discovery ......................  MONY Variable Annuity Option 1             Initial        1.20%    $ 11.35      132,168
MFS(R) New Discovery ......................  MONY Variable Annuity Option 2             Initial        1.70%      11.56      146,606
MFS(R) New Discovery ......................  MONY Variable Annuity Option 3             Initial        2.35%      11.42      136,984
MFS(R) New Discovery ......................  MONY Varible Annuity L Share Option 1      Initial        1.45%      15.80        2,673
MFS(R) New Discovery ......................  MONY Varible Annuity L Share Option 2      Initial        1.95%      14.70          307
MFS(R) New Discovery ......................  MONY Varible Annuity L Share Option 3      Initial        2.80%      14.25        4,991
MFS(R) New Discovery ......................  MONY Varible Annuity C Share Option 1      Initial        1.50%      15.77           --
MFS(R) New Discovery ......................  MONY Varible Annuity C Share Option 2      Initial        2.00%      14.67           --
MFS(R) New Discovery ......................  MONY Varible Annuity C Share Option 3      Initial        2.85%      14.23           --
MFS(R) Total Return .......................  MONY Variable Annuity Option 1             Initial        1.20%    $ 12.93      562,464
MFS(R) Total Return .......................  MONY Variable Annuity Option 2             Initial        1.70%      13.23      687,644
MFS(R) Total Return .......................  MONY Variable Annuity Option 3             Initial        2.35%      12.37      375,787

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                                Mortality
                                                                                                    &
                                                                                                 Expense   Unit Fair      Units
              Fund Name                               Option                       Class          Ratio      Value     Outstanding
-----------------------------------   -------------------------------------    --------------   ---------  ---------   -----------
MFS(R) Total Return ...............   MONY Varible Annuity L Share Option 1        Initial         1.45%   $  14.30        1,722
MFS(R) Total Return ...............   MONY Varible Annuity L Share Option 2        Initial         1.95%      13.30          756
MFS(R) Total Return ...............   MONY Varible Annuity L Share Option 3        Initial         2.80%      12.90          266
MFS(R) Total Return ...............   MONY Varible Annuity C Share Option 1        Initial         1.50%      14.27       10,231
MFS(R) Total Return ...............   MONY Varible Annuity C Share Option 2        Initial         2.00%      13.28           29
MFS(R) Total Return ...............   MONY Varible Annuity C Share Option 3        Initial         2.85%      12.88           --
MFS(R) Utilities ..................   MONY Variable Annuity Option 1               Initial         1.20%   $  22.64      195,895
MFS(R) Utilities ..................   MONY Variable Annuity Option 2               Initial         1.70%      21.62      167,461
MFS(R) Utilities ..................   MONY Variable Annuity Option 3               Initial         2.35%      19.63      114,401
MFS(R) Utilities ..................   MONY Varible Annuity L Share Option 1        Initial         1.45%      28.60        1,552
MFS(R) Utilities ..................   MONY Varible Annuity L Share Option 2        Initial         1.95%      22.62           --
MFS(R) Utilities ..................   MONY Varible Annuity L Share Option 3        Initial         2.80%      21.93        1,774
MFS(R) Utilities ..................   MONY Varible Annuity C Share Option 1        Initial         1.50%      28.54        6,933
MFS(R) Utilities ..................   MONY Varible Annuity C Share Option 2        Initial         2.00%      22.57          492
MFS(R) Utilities ..................   MONY Varible Annuity C Share Option 3        Initial         2.85%      21.89          276
Old Mutual Select Value ...........   MONY Variable Annuity Option 1              Insurance        1.20%   $  11.45      186,196
Old Mutual Select Value ...........   MONY Variable Annuity Option 2              Insurance        1.70%      11.23      203,709
Old Mutual Select Value ...........   MONY Variable Annuity Option 3              Insurance        2.35%      11.35      118,380
Old Mutual Select Value ...........   MONY Varible Annuity L Share Option 1       Insurance        1.45%      15.63          419
Old Mutual Select Value ...........   MONY Varible Annuity L Share Option 2       Insurance        1.95%      14.76          332
Old Mutual Select Value ...........   MONY Varible Annuity L Share Option 3       Insurance        2.80%      14.31          650
Old Mutual Select Value ...........   MONY Varible Annuity C Share Option 1       Insurance        1.50%      15.60        1,561
Old Mutual Select Value ...........   MONY Varible Annuity C Share Option 2       Insurance        2.00%      14.73           --
Old Mutual Select Value ...........   MONY Varible Annuity C Share Option 3       Insurance        2.85%      14.28           --
Oppenheimer Global Securities .....   MONY Custom Master                           Service         1.35%   $  20.98    1,058,049
Oppenheimer Global Securities .....   MONY Variable Annuity Option 1               Service         1.20%      21.20      449,536
Oppenheimer Global Securities .....   MONY Variable Annuity Option 2               Service         1.70%      21.03      395,586
Oppenheimer Global Securities .....   MONY Variable Annuity Option 3               Service         2.35%      18.31      193,323
Oppenheimer Global Securities .....   MONY Varible Annuity L Share Option 1        Service         1.45%      21.55        6,144
Oppenheimer Global Securities .....   MONY Varible Annuity L Share Option 2        Service         1.95%      20.33        1,259
Oppenheimer Global Securities .....   MONY Varible Annuity L Share Option 3        Service         2.80%      19.71        4,190
Oppenheimer Global Securities .....   MONY Varible Annuity C Share Option 1        Service         1.50%      21.51       15,813
Oppenheimer Global Securities .....   MONY Varible Annuity C Share Option 2        Service         2.00%      20.29        2,737
Oppenheimer Global Securities .....   MONY Varible Annuity C Share Option 3        Service         2.85%      19.68          159
Oppenheimer Main Street(R) ........   MONY Custom Master                           Service         1.35%   $  15.17      175,157
Oppenheimer Main Street(R) ........   MONY Variable Annuity Option 1               Service         1.20%      15.05      149,256
Oppenheimer Main Street(R) ........   MONY Variable Annuity Option 2               Service         1.70%      14.14      136,183
Oppenheimer Main Street(R) ........   MONY Variable Annuity Option 3               Service         2.35%      13.67      127,233
Oppenheimer Main Street(R) ........   MONY Varible Annuity L Share Option 1        Service         1.45%      15.34        1,622
Oppenheimer Main Street(R) ........   MONY Varible Annuity L Share Option 2        Service         1.95%      14.62          194
Oppenheimer Main Street(R) ........   MONY Varible Annuity L Share Option 3        Service         2.80%      14.17          322
Oppenheimer Main Street(R) ........   MONY Varible Annuity C Share Option 1        Service         1.50%      15.31        3,225
Oppenheimer Main Street(R) ........   MONY Varible Annuity C Share Option 2        Service         2.00%      14.59          655
Oppenheimer Main Street(R) ........   MONY Varible Annuity C Share Option 3        Service         2.85%      14.15           --
PIMCO Global Bond (Unhedged) ......   MONY Custom Master                       Administrative      1.35%   $  13.46      568,823
PIMCO Global Bond (Unhedged) ......   MONY Variable Annuity Option 1           Administrative      1.20%      14.01      381,670
PIMCO Global Bond (Unhedged) ......   MONY Variable Annuity Option 2           Administrative      1.70%      13.68      374,179
PIMCO Global Bond (Unhedged) ......   MONY Variable Annuity Option 3           Administrative      2.35%      13.39      195,938
PIMCO Global Bond (Unhedged) ......   MONY Varible Annuity L Share Option 1    Administrative      1.45%      12.44        3,157
PIMCO Global Bond (Unhedged) ......   MONY Varible Annuity L Share Option 2    Administrative      1.95%      10.72        1,232
PIMCO Global Bond (Unhedged) ......   MONY Varible Annuity L Share Option 3    Administrative      2.80%      10.39        2,309
PIMCO Global Bond (Unhedged) ......   MONY Varible Annuity C Share Option 1    Administrative      1.50%      12.42        7,384
PIMCO Global Bond (Unhedged) ......   MONY Varible Annuity C Share Option 2    Administrative      2.00%      10.70        3,423
PIMCO Global Bond (Unhedged) ......   MONY Varible Annuity C Share Option 3    Administrative      2.85%      10.37          952

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                                  Mortality
                                                                                                      &
                                                                                                   Expense   Unit Fair      Units
              Fund Name                               Option                         Class          Ratio      Value     Outstanding
-------------------------------------    ----------------------------------      --------------   ---------  ---------   -----------
PIMCO StocksPLUS Growth and Income ....  MONY Variable Annuity Option 1          Administrative     1.20%    $ 13.56         935,688
PIMCO StocksPLUS Growth and Income ....  MONY Variable Annuity Option 2          Administrative     1.70%      13.09       1,070,862
PIMCO StocksPLUS Growth and Income ....  MONY Variable Annuity Option 3          Administrative     2.35%      12.84         913,779
PIMCO StocksPLUS Growth and Income ....  MONY Varible Annuity L Share Option 1   Administrative     1.45%      16.41           8,391
PIMCO StocksPLUS Growth and Income ....  MONY Varible Annuity L Share Option 2   Administrative     1.95%      14.60           2,085
PIMCO StocksPLUS Growth and Income ....  MONY Varible Annuity L Share Option 3   Administrative     2.80%      14.15           3,123
PIMCO StocksPLUS Growth and Income ....  MONY Varible Annuity C Share Option 1   Administrative     1.50%      16.37           8,372
PIMCO StocksPLUS Growth and Income ....  MONY Varible Annuity C Share Option 2   Administrative     2.00%      14.57           5,492
PIMCO StocksPLUS Growth and Income ....  MONY Varible Annuity C Share Option 3   Administrative     2.85%      14.13              --
Premier VIT OpCap Equity ..............  MONY ValueMaster                               *           1.25%    $ 59.92          18,437
Premier VIT OpCap Managed .............  MONY ValueMaster                               *           1.25%    $ 69.34         125,735
Premier VIT OpCap Small Cap ...........  MONY ValueMaster                               *           1.25%    $ 70.76          12,111
ProFund VP Bear .......................  MONY Custom Master                         Insurance       1.35%    $  6.36          37,753
ProFund VP Bear .......................  MONY Variable Annuity Option 1             Insurance       1.20%       6.36           8,292
ProFund VP Bear .......................  MONY Variable Annuity Option 2             Insurance       1.70%       6.87           3,098
ProFund VP Bear .......................  MONY Variable Annuity Option 3             Insurance       2.35%       6.13          10,309
ProFund VP Bear .......................  MONY Varible Annuity L Share Option 1      Insurance       1.45%       6.23              --
ProFund VP Bear .......................  MONY Varible Annuity L Share Option 2      Insurance       1.95%       6.33              --
ProFund VP Bear .......................  MONY Varible Annuity L Share Option 3      Insurance       2.80%       6.14              --
ProFund VP Bear .......................  MONY Varible Annuity C Share Option 1      Insurance       1.50%       6.22              --
ProFund VP Bear .......................  MONY Varible Annuity C Share Option 2      Insurance       2.00%       6.32              --
ProFund VP Bear .......................  MONY Varible Annuity C Share Option 3      Insurance       2.85%       6.13              --
ProFund VP Rising Rates Opportunity ...  MONY Custom Master                         Insurance       1.35%    $  8.46         195,027
ProFund VP Rising Rates Opportunity ...  MONY Variable Annuity Option 1             Insurance       1.20%       9.30         609,227
ProFund VP Rising Rates Opportunity ...  MONY Variable Annuity Option 2             Insurance       1.70%       9.14          98,446
ProFund VP Rising Rates Opportunity ...  MONY Variable Annuity Option 3             Insurance       2.35%       8.91         106,074
ProFund VP Rising Rates Opportunity ...  MONY Varible Annuity L Share Option 1      Insurance       1.45%       8.46           9,909
ProFund VP Rising Rates Opportunity ...  MONY Varible Annuity L Share Option 2      Insurance       1.95%       8.56             170
ProFund VP Rising Rates Opportunity ...  MONY Varible Annuity L Share Option 3      Insurance       2.80%       8.30           2,723
ProFund VP Rising Rates Opportunity ...  MONY Varible Annuity C Share Option 1      Insurance       1.50%       8.45           6,667
ProFund VP Rising Rates Opportunity ...  MONY Varible Annuity C Share Option 2      Insurance       2.00%       8.54             779
ProFund VP Rising Rates Opportunity ...  MONY Varible Annuity C Share Option 3      Insurance       2.85%       8.28             701
ProFund VP UltraBull ..................  MONY Custom Master                         Insurance       1.35%    $ 19.84          93,443
ProFund VP UltraBull ..................  MONY Variable Annuity Option 1             Insurance       1.20%      17.77          90,284
ProFund VP UltraBull ..................  MONY Variable Annuity Option 2             Insurance       1.70%      17.09          94,866
ProFund VP UltraBull ..................  MONY Variable Annuity Option 3             Insurance       2.35%      18.95         144,606
ProFund VP UltraBull ..................  MONY Varible Annuity L Share Option 1      Insurance       1.45%      20.36           3,791
ProFund VP UltraBull ..................  MONY Varible Annuity L Share Option 2      Insurance       1.95%      18.80             266
ProFund VP UltraBull ..................  MONY Varible Annuity L Share Option 3      Insurance       2.80%      18.23           6,525
ProFund VP UltraBull ..................  MONY Varible Annuity C Share Option 1      Insurance       1.50%      20.33           1,229
ProFund VP UltraBull ..................  MONY Varible Annuity C Share Option 2      Insurance       2.00%      18.77             253
ProFund VP UltraBull ..................  MONY Varible Annuity C Share Option 3      Insurance       2.85%      18.20           2,606
Van Kampen UIF Global Value Equity ....  MONY Variable Annuity Option 1                 I           1.20%    $ 14.22         251,427
Van Kampen UIF Global Value Equity ....  MONY Variable Annuity Option 2                 I           1.70%      14.03         200,547
Van Kampen UIF Global Value Equity ....  MONY Variable Annuity Option 3                 I           2.35%      13.54         142,928
Van Kampen UIF Global Value Equity ....  MONY Varible Annuity L Share Option 1          I           1.45%      17.67           3,161
Van Kampen UIF Global Value Equity ....  MONY Varible Annuity L Share Option 2          I           1.95%      17.29             385
Van Kampen UIF Global Value Equity ....  MONY Varible Annuity L Share Option 3          I           2.80%      16.76           1,062
Van Kampen UIF Global Value Equity ....  MONY Varible Annuity C Share Option 1          I           1.50%      17.63           3,128
Van Kampen UIF Global Value Equity ....  MONY Varible Annuity C Share Option 2          I           2.00%      17.26             229
Van Kampen UIF Global Value Equity ....  MONY Varible Annuity C Share Option 3          I           2.85%      16.73             172
Van Kampen UIF U.S. Real Estate .......  MONY Custom Master                             I           1.35%    $ 25.80         830,713
Van Kampen UIF U.S. Real Estate .......  MONY Variable Annuity Option 1                 I           1.20%      28.16         431,212

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                                                      Mortality
                                                                                          &
                                                                                       Expense   Unit Fair      Units
             Fund Name                                Option                  Class     Ratio      Value     Outstanding
-----------------------------------   --------------------------------------- ------- ---------- ----------- ------------
Van Kampen UIF U.S. Real Estate ...   MONY Variable Annuity Option 2            I        1.70%    $ 26.24     386,090
Van Kampen UIF U.S. Real Estate ...   MONY Variable Annuity Option 3            I        2.35%      26.42     209,449
Van Kampen UIF U.S. Real Estate ...   MONY Varible Annuity L Share Option 1     I        1.45%      30.10       4,547
Van Kampen UIF U.S. Real Estate ...   MONY Varible Annuity L Share Option 2     I        1.95%      25.33       1,790
Van Kampen UIF U.S. Real Estate ...   MONY Varible Annuity L Share Option 3     I        2.80%      24.56       2,937
Van Kampen UIF U.S. Real Estate ...   MONY Varible Annuity C Share Option 1     I        1.50%      30.04      12,621
Van Kampen UIF U.S. Real Estate ...   MONY Varible Annuity C Share Option 2     I        2.00%      25.28       1,421
Van Kampen UIF U.S. Real Estate ...   MONY Varible Annuity C Share Option 3     I        2.85%      24.51         268

----------
* The fund does not specify a share class.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                          AIM V.I.         AIM V.I.        AIM V.I. Global
                                                        Basic Value   Financial Services     Health Care
                                                        -----------   ------------------   ----------------
Income:
  Dividend income ....................................  $   61,309        $  50,349           $      --
Expenses:
Mortality and expense risk charges ...................    (244,741)         (56,142)            (92,152)
                                                        ----------        ---------           ---------
Net investment income (loss) .........................    (183,432)          (5,793)            (92,152)
                                                        ----------        ---------           ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     708,365          245,648             260,594
 Realized gain distributions .........................     677,880           19,446                  --
                                                        ----------        ---------           ---------
Realized gain (loss) .................................   1,386,245          265,094             260,594
                                                        ----------        ---------           ---------
Change in unrealized appreciation (depreciation)           531,533          175,220              (2,377)
                                                        ----------        ---------           ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $1,734,346        $ 434,521           $ 166,065
                                                        ==========        =========           =========

                                                        AIM V.I. Mid Cap    AIM V.I.    Alger American   Alger American
                                                           Core Equity     Technology      Balanced       MidCap Growth
                                                        ----------------   ----------   --------------   --------------
Income:
  Dividend income ....................................    $    78,948      $      --     $   157,988     $          --
Expenses:
Mortality and expense risk charges ...................       (135,649)       (32,443)       (173,199)         (391,507)
                                                          -----------      ---------     -----------     -------------
Net investment income (loss) .........................        (56,701)       (32,443)        (15,211)         (391,507)
                                                          -----------      ---------     -----------     -------------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        337,365         92,418         258,777         1,083,343
 Realized gain distributions .........................        841,184             --         532,864         3,714,518
                                                          -----------      ---------     -----------     -------------
Realized gain (loss) .................................      1,178,549         92,418         791,641         4,797,861
                                                          -----------      ---------     -----------     -------------
Change in unrealized appreciation (depreciation)             (349,587)        91,615        (529,836)       (2,501,217)
                                                          -----------      ---------     -----------     -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   772,261      $ 151,590     $   246,594     $   1,905,137
                                                          ===========      =========     ===========     =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           AXA Premier      Dreyfus IP Small     Dreyfus Stock
                                                        VIP High Yield(a)    Cap Stock Index   Index Fund, Inc.
                                                        -----------------   ----------------   ----------------
Income:
  Dividend income ....................................     $1,155,585         $    33,044         $  914,795
Expenses:
Mortality and expense risk charges ...................        (41,642)           (137,258)          (758,946)
                                                           ----------         -----------         ----------
Net investment income (loss) .........................      1,113,943            (104,214)           155,849
                                                           ----------         -----------         ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         19,318             474,012           (358,953)
 Realized gain distributions .........................             --             187,409                 --
                                                           ----------         -----------         ----------
Realized gain (loss) .................................         19,318             661,421           (358,953)
                                                           ----------         -----------         ----------
Change in unrealized appreciation (depreciation)             (815,919)            397,352          7,459,980
                                                           ----------         -----------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $  317,342         $   954,559         $7,256,876
                                                           ==========         ===========         ==========

                                                          EQ/Bond     EQ/Boston Advisors        EQ/Calvert
                                                           Index         Equity Income     Socially Responsible
                                                        -----------   ------------------   --------------------
Income:
  Dividend income ....................................  $1,231,713        $  924,768            $      --
Expenses:
Mortality and expense risk charges ...................    (379,473)         (827,108)             (26,796)
                                                        ----------        ----------            ---------
Net investment income (loss) .........................     852,240            97,660              (26,796)
                                                        ----------        ----------            ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....    (700,317)        3,430,283              (20,594)
 Realized gain distributions .........................      17,439         2,487,505               38,917
                                                        ----------        ----------            ---------
Realized gain (loss) .................................    (682,878)        5,917,788               18,323
                                                        ----------        ----------            ---------
Change in unrealized appreciation (depreciation)           481,049         1,513,577              135,762
                                                        ----------        ----------            ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $  650,411        $7,529,025            $ 127,289
                                                        ==========        ==========            =========



                                                           EQ/Capital
                                                        Guardian Research
                                                        -----------------
Income:
  Dividend income ....................................      $  5,329
Expenses:
Mortality and expense risk charges ...................        (7,980)
                                                            --------
Net investment income (loss) .........................        (2,651)
                                                            --------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        (9,475)
 Realized gain distributions .........................            --
                                                            --------
Realized gain (loss) .................................        (9,475)
                                                            --------
Change in unrealized appreciation (depreciation)              78,744
                                                            --------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ 66,618
                                                            ========

-------
(a)   Commenced operations on November 3, 2006.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        EQ/Caywood-Scholl      EQ/Enterprise         EQ/FI
                                                         High Yield Bond    Moderate Allocation    Mid Cap(a)
                                                        -----------------   -------------------   -----------
Income:
  Dividend income ....................................     $2,476,358         $    9,603,133      $   62,486
Expenses:
Mortality and expense risk charges ...................       (635,267)            (4,774,936)        (64,169)
                                                           ----------         --------------      ----------
Net investment income (loss) .........................      1,841,091              4,828,197          (1,683)
                                                           ----------         --------------      ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        101,894            (21,629,413)        286,333
 Realized gain distributions .........................             --                     --       1,079,721
                                                           ----------         --------------      ----------
Realized gain (loss) .................................        101,894            (21,629,413)      1,366,054
                                                           ----------         --------------      ----------
Change in unrealized appreciation (depreciation)            1,011,106             47,372,559        (190,674)
                                                           ----------         --------------      ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $2,954,091         $   30,571,343      $1,173,697
                                                           ==========         ==============      ==========

                                                            EQ/GAMCO          EQ/GAMCO
                                                             Mergers           Small       EQ/Government   EQ/International
                                                        and Acquisitions   Company Value     Securities         Growth
                                                        ----------------   -------------   -------------   ----------------
Income:
  Dividend income ....................................    $   174,243      $  2,101,670    $   2,847,114     $  243,108
Expenses:
Mortality and expense risk charges ...................       (140,088)       (3,663,527)      (1,034,630)      (425,983)
                                                          -----------      ------------    -------------     ----------
Net investment income (loss) .........................         34,155        (1,561,857)       1,812,484       (182,875)
                                                          -----------      ------------    -------------     ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        227,469        14,091,105         (972,591)       995,068
 Realized gain distributions .........................        258,826        12,977,101               --             --
                                                          -----------      ------------    -------------     ----------
Realized gain (loss) .................................        486,295        27,068,206         (972,591)       995,068
                                                          -----------      ------------    -------------     ----------
Change in unrealized appreciation (depreciation)              348,602        17,015,800          487,166      6,145,169
                                                          -----------      ------------    -------------     ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   869,052      $ 42,522,149    $   1,327,059     $6,957,362
                                                          ===========      ============    =============     ==========

-------
(a)   Commenced operations on November 3, 2006.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         EQ/JPMorgan       EQ/Long         EQ/Lord Abbett
                                                         Core Bond(a)     Term Bond     Growth and Income(a)
                                                        -------------   -------------   --------------------
Income:
  Dividend income ....................................  $   2,809,935   $   1,958,139        $  453,493
Expenses:
Mortality and expense risk charges ...................       (147,076)       (722,182)         (134,258)
                                                        -------------   -------------        ----------
Net investment income (loss) .........................      2,662,859       1,235,957           319,235
                                                        -------------   -------------        ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....           (802)       (112,282)          319,282
 Realized gain distributions .........................             --              --           360,169
                                                        -------------   -------------        ----------
Realized gain (loss) .................................           (802)       (112,282)          679,451
                                                        -------------   -------------        ----------
Change in unrealized appreciation (depreciation)           (2,233,661)     (1,107,434)        1,045,426
                                                        -------------   -------------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $     428,396   $      16,241        $2,044,112
                                                        =============   =============        ==========

                                                         EQ/Lord Abbett     EQ/Marsico    EQ/Mercury Basic      EQ/Money
                                                        Mid Cap Value(a)       Focus        Value Equity         Market
                                                        ----------------   ------------   ----------------   --------------
Income:
  Dividend income ....................................     $  334,726       $   48,641       $  49,289       $   4,004,233
Expenses:
Mortality and expense risk charges ...................       (124,624)        (440,799)        (57,167)         (1,206,750)
                                                           ----------       ----------       ---------       -------------
Net investment income (loss) .........................        210,102         (392,158)         (7,878)          2,797,483
                                                           ----------       ----------       ---------       -------------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        821,628          647,749          89,528                  --
 Realized gain distributions .........................        344,584          731,929         229,131                  --
                                                           ----------       ----------       ---------       -------------
Realized gain (loss) .................................      1,166,212        1,379,678         318,659                  --
                                                           ----------       ----------       ---------       -------------
Change in unrealized appreciation (depreciation)              887,236        1,391,881         318,281                  --
                                                           ----------       ----------       ---------       -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $2,263,550       $2,379,401       $ 629,062       $   2,797,483
                                                           ==========       ==========       =========       =============

-------
(a) Commenced operations on November 3, 2006.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                          EQ/Montag &       EQ/PIMCO       EQ/Short
                                                        Caldwell Growth   Real Return   Duration Bond
                                                        ---------------   -----------   -------------
Income:
  Dividend income ....................................   $    306,145     $  640,151      $ 202,515
Expenses:
Mortality and expense risk charges ...................     (2,538,921)      (310,619)       (96,113)
                                                         ------------     ----------      ---------
Net investment income (loss) .........................     (2,232,776)       329,532        106,402
                                                         ------------     ----------      ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (4,281,336)      (172,409)        10,031
 Realized gain distributions .........................             --        101,397             --
                                                         ------------     ----------      ---------
Realized gain (loss) .................................     (4,281,336)       (71,012)        10,031
                                                         ------------     ----------      ---------
Change in unrealized appreciation (depreciation)           16,718,782       (503,903)        26,102
                                                         ------------     ----------      ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 10,204,670      ($245,383)     $ 142,535
                                                         ============     ==========      =========

                                                                                                           EQ/Van Kampen
                                                           EQ/Small          EQ/TCW      EQ/UBS Growth       Emerging
                                                        Company Growth       Equity        and Income    Markets Equity(a)
                                                        --------------   -------------   -------------   -----------------
Income:
  Dividend income ....................................    $       --     $          --   $     579,799      $   85,839
Expenses:
Mortality and expense risk charges ...................      (881,352)       (1,562,537)     (1,169,399)        (36,816)
                                                          ----------     -------------   -------------      ----------
Net investment income (loss) .........................      (881,352)       (1,562,537)       (589,600)         49,023
                                                          ----------     -------------   -------------      ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     2,346,653       (10,455,427)      1,722,570         119,398
 Realized gain distributions .........................       762,021                --              --       1,008,864
                                                          ----------     -------------   -------------      ----------
Realized gain (loss) .................................     3,108,674       (10,455,427)      1,722,570       1,128,262
                                                          ----------     -------------   -------------      ----------
Change in unrealized appreciation (depreciation)           2,792,084         4,190,778       8,500,045         354,959
                                                          ----------     -------------   -------------      ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $5,019,406       ($7,827,186)  $   9,633,015      $1,532,244
                                                          ==========     =============   =============      ==========

-------
(a) Commenced operations on November 3, 2006.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         Fidelity VIP    Fidelity VIP       Fidelity VIP
                                                        Contrafund(R)       Growth      Growth Opportunities
                                                        -------------   -------------   --------------------
Income:
  Dividend income ....................................  $     668,278   $      70,399       $    41,378
Expenses:
Mortality and expense risk charges ...................       (822,206)       (309,903)          (83,993)
                                                        -------------   -------------       -----------
Net investment income (loss) .........................       (153,928)       (239,504)          (42,615)
                                                        -------------   -------------       -----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      3,142,131      (1,958,888)         (141,981)
 Realized gain distributions .........................      4,794,585              --                --
                                                        -------------   -------------       -----------
Realized gain (loss) .................................      7,936,716      (1,958,888)         (141,981)
                                                        -------------   -------------       -----------
Change in unrealized appreciation (depreciation)           (1,985,225)      3,353,694           401,287
                                                        -------------   -------------       -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   5,797,563   $   1,155,302       $   216,691
                                                        =============   =============       ===========

                                                        Franklin Income      Franklin Rising     Franklin Zero     Janus Aspen
                                                           Securities     Dividends Securities    Coupon 2010    Series Balanced
                                                        ---------------   --------------------   -------------   ---------------
Income:
  Dividend income ....................................    $  932,438           $  128,225          $ 113,044       $1,006,416
Expenses:
Mortality and expense risk charges ...................      (394,751)            (189,468)           (45,745)        (653,265)
                                                          ----------           ----------          ---------       ----------
Net investment income (loss) .........................       537,687              (61,243)            67,299          353,151
                                                          ----------           ----------          ---------       ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       690,026              314,723            (46,526)         894,879
 Realized gain distributions .........................       124,725               60,699                 --               --
                                                          ----------           ----------          ---------       ----------
Realized gain (loss) .................................       814,751              375,422            (46,526)         894,879
                                                          ----------           ----------          ---------       ----------
Change in unrealized appreciation (depreciation)           2,880,170            1,427,325             28,559        2,957,872
                                                          ----------           ----------          ---------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $4,232,608           $1,741,504          $  49,332       $4,205,902
                                                          ==========           ==========          =========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        Janus Aspen Series   Janus Aspen    Janus Aspen Series
                                                          Flexible Bond     Series Forty   International Growth
                                                        -----------------   ------------   --------------------
Income:
  Dividend income ....................................     $   548,742       $  113,793        $   675,781
Expenses:
Mortality and expense risk charges ...................        (231,079)        (545,451)          (618,428)
                                                           -----------       ----------        -----------
Net investment income (loss) .........................         317,663         (431,658)            57,353
                                                           -----------       ----------        -----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        (359,403)          (6,480)         2,846,612
 Realized gain distributions .........................          27,405               --                 --
                                                           -----------       ----------        -----------
Realized gain (loss) .................................        (331,998)          (6,480)         2,846,612
                                                           -----------       ----------        -----------
Change in unrealized appreciation (depreciation)               302,890        3,261,313         10,211,389
                                                           -----------       ----------        -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $   288,555       $2,823,175        $13,115,354
                                                           ===========       ==========        ===========

                                                        Janus Aspen Series   Janus Aspen Series    MFS(R) Mid   MFS(R) New
                                                          Mid Cap Growth      Worldwide Growth     Cap Growth    Discovery
                                                        ------------------   ------------------   -----------   ----------
Income:
  Dividend income ....................................    $          --        $     521,047      $        --   $      --
Expenses:
Mortality and expense risk charges ...................         (362,705)            (412,086)         (80,355)    (86,695)
                                                          -------------        -------------      -----------   ---------
Net investment income (loss) .........................         (362,705)             108,961          (80,355)    (86,695)
                                                          -------------        -------------      -----------   ---------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       (2,997,592)          (3,955,131)         286,707     307,299
 Realized gain distributions .........................               --                   --          167,830      88,563
                                                          -------------        -------------      -----------   ---------
Realized gain (loss) .................................       (2,997,592)          (3,955,131)         454,537     395,862
                                                          -------------        -------------      -----------   ---------
Change in unrealized appreciation (depreciation)              6,401,926            8,428,393         (367,160)    213,962
                                                          -------------        -------------      -----------   ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   3,041,629        $   4,582,223      $     7,022   $ 523,129
                                                          =============        =============      ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           MFS(R)         MFS(R)      Old Mutual
                                                        Total Return    Utilities    Select Value
                                                        ------------   -----------   ------------
Income:
  Dividend income ....................................   $  506,130    $  181,019     $   73,848
Expenses:
Mortality and expense risk charges ...................     (353,330)     (147,480)       (82,932)
                                                         ----------    ----------     ----------
Net investment income (loss) .........................      152,800        33,539         (9,084)
                                                         ----------    ----------     ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      772,799       861,426        299,376
 Realized gain distributions .........................      678,321       343,763             --
                                                         ----------    ----------     ----------
Realized gain (loss) .................................    1,451,120     1,205,189        299,376
                                                         ----------    ----------     ----------
Change in unrealized appreciation (depreciation)            411,548     1,112,091        768,010
                                                         ----------    ----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $2,015,468    $2,350,819     $1,058,302
                                                         ==========    ==========     ==========

                                                           Oppenheimer        Oppenheimer      PIMCO Global    PIMCO StocksPLUS
                                                        Global Securities   Main Street(R)   Bond (Unhedged)   Growth and Income
                                                        -----------------   --------------   ---------------   -----------------
Income:
  Dividend income ....................................     $  346,018        $    78,321       $   727,494        $1,857,424
Expenses:
Mortality and expense risk charges ...................       (596,954)          (131,044)         (337,597)         (653,946)
                                                           ----------        -----------       -----------        ----------
Net investment income (loss) .........................       (250,936)           (52,723)          389,897         1,203,478
                                                           ----------        -----------       -----------        ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      1,923,056            358,208          (138,181)        1,823,179
 Realized gain distributions .........................      2,143,270                 --                --                --
                                                           ----------        -----------       -----------        ----------
Realized gain (loss) .................................      4,066,326            358,208          (138,181)        1,823,179
                                                           ----------        -----------       -----------        ----------
Change in unrealized appreciation (depreciation)            2,014,066            694,465           479,156         1,541,204
                                                           ----------        -----------       -----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $5,829,456        $   999,950       $   730,872        $4,567,861
                                                           ==========        ===========       ===========        ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         Premier VIT    Premier VIT      Premier VIT
                                                        OpCap Equity   OpCap Managed   OpCap Small Cap
                                                        ------------   -------------   ---------------
Income:
  Dividend income ....................................   $   4,505      $   152,538       $     --
Expenses:
Mortality and expense risk charges ...................     (12,836)        (106,081)        (9,754)
                                                         ---------      -----------       --------
Net investment income (loss) .........................      (8,331)          46,457         (9,754)
                                                         ---------      -----------       --------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       5,952          (30,530)        12,015
 Realized gain distributions .........................      58,421          942,944         41,421
                                                         ---------      -----------       --------
Realized gain (loss) .................................      64,373          912,414         53,436
                                                         ---------      -----------       --------
Change in unrealized appreciation (depreciation)            79,917         (272,888)       115,546
                                                         ---------      -----------       --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 135,959      $   685,983       $159,228
                                                         =========      ===========       ========

                                                                      ProFund VP
                                                          ProFund    Rising Rates    ProFund VP      Van Kampen UIF
                                                          VP Bear     Opportunity     UltraBull    Global Value Equity
                                                        ----------   ------------   ------------   -------------------
Income:
  Dividend income ....................................  $   8,412    $   178,524     $   29,194        $  129,567
Expenses:
Mortality and expense risk charges ...................    (11,190)      (138,927)      (137,954)         (130,576)
                                                        ---------    -----------     ----------        ----------
Net investment income (loss) .........................     (2,778)        39,597       (108,760)           (1,009)
                                                        ---------    -----------     ----------        ----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....    (31,390)      (233,458)       (17,292)          581,441
 Realized gain distributions .........................         --             --        429,394           318,435
                                                        ---------    -----------     ----------        ----------
Realized gain (loss) .................................    (31,390)      (233,458)       412,102           899,876
                                                        ---------    -----------     ----------        ----------
Change in unrealized appreciation (depreciation)          (26,303)     1,017,069      1,157,015           519,265
                                                        ---------    -----------     ----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   ($60,471)   $   823,208     $1,460,357        $1,418,132
                                                        =========    ===========     ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           Van Kampen UIF
                                                          U.S. Real Estate
                                                         -----------------
Income:
  Dividend income ....................................      $   484,883
Expenses:
Mortality and expense risk charges ...................         (660,102)
                                                            -----------
Net investment income (loss) .........................         (175,219)
                                                            -----------
Realized gain (loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        4,887,672
 Realized gain distributions .........................        2,911,071
                                                            -----------
Realized gain (loss) .................................        7,798,743
                                                            -----------
Change in unrealized appreciation (depreciation)              5,941,063
                                                            -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $13,564,587
                                                            ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                                AIM V.I.                         AIM V.I.
                                                               Basic Value                  Financial Services
                                                    --------------------------------- ------------------------------
                                                           2006             2005            2006            2005
                                                    ----------------- --------------- ---------------- -------------
From operations:
 Net investment income (loss) .....................   $   (183,432)    $    (218,954)   $   (5,793)     $  (10,898)
 Net realized gain (loss) on investments ..........      1,386,245           637,312       265,094          91,978
 Net change in unrealized appreciation
  (depreciation) ..................................        531,533           218,386       175,220          36,864
                                                      ------------     -------------    -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,734,346           636,744       434,521         117,944
                                                      ------------     -------------    -----------     ----------
Contract transactions:
 Payments received from contractowners ............        555,228           928,350       189,934         132,702
 Transfers between subaccounts, net ...............      1,075,219           683,333          (184)          6,332
 Transfers for contract benefits and
  terminations ....................................     (2,772,518)       (1,689,391)     (328,725)       (166,267)
 Annual contract charges ..........................             (8)           (1,429)           (8)           (525)
                                                      ------------     -------------    -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,142,079)          (79,137)     (138,983)        (27,758)
                                                      ------------     -------------    -----------     ----------
Net increase/(decrease) in net assets .............        592,267           557,607       295,538          90,186
Net assets beginning of period ....................     15,556,867        14,999,260     3,111,370       3,021,184
                                                      ------------     -------------    -----------     ----------
Net assets end of period ..........................     16,149,134        15,556,867     3,406,908       3,111,370
                                                      ============     =============    ===========     ==========
 Units issued during the period ...................        181,016           200,997        43,537          29,436
 Units redeemed during the period .................       (255,200)         (205,317)      (54,542)        (32,254)
                                                      ------------     -------------    -----------     ----------
 Net units issued/(redeemed) during the period             (74,184)           (4,320)      (11,005)         (2,818)
                                                      ============     =============    ===========     ==========


                                                             AIM V.I.                   AIM V.I. Mid
                                                        Global Health Care             Cap Core Equity
                                                    --------------------------- -----------------------------
                                                         2006          2005           2006           2005
                                                    ------------   -----------   -------------   ------------
From operations:
 Net investment income (loss) .....................  $  (92,152)   $  (91,244)   $     (56,701)  $  (91,627)
 Net realized gain (loss) on investments ..........     260,594       231,186        1,178,549      538,340
 Net change in unrealized appreciation
  (depreciation) ..................................      (2,377)      176,086         (349,587)     116,901
                                                     ----------    ----------    -------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................     166,065       316,028          772,261      563,614
                                                     ----------    ----------    -------------   ----------
Contract transactions:
 Payments received from contractowners ............     213,797       299,640          494,571      536,586
 Transfers between subaccounts, net ...............     (43,993)      (85,277)        (456,146)     688,507
 Transfers for contract benefits and
  terminations ....................................    (622,978)     (345,496)      (1,489,142)    (721,421)
 Annual contract charges ..........................          --          (818)             (17)      (1,178)
                                                     ----------    ----------    -------------   ----------
Net increase/decrease fom contract
 transactions .....................................    (453,174)     (131,951)      (1,450,734)     502,494
                                                     ----------    ----------    -------------   ----------
Net increase/(decrease) in net assets .............    (287,109)      184,077         (678,473)   1,066,108
Net assets beginning of period ....................   5,302,992     5,118,915        9,215,636    8,149,528
                                                     ----------    ----------    -------------   ----------
Net assets end of period ..........................   5,015,883     5,302,992        8,537,163    9,215,636
                                                     ==========    ==========    =============   ==========
 Units issued during the period ...................      40,829        76,357           81,682      180,248
 Units redeemed during the period .................     (79,937)      (88,940)        (181,638)    (139,353)
                                                     ----------    ----------    -------------   ----------
 Net units issued/(redeemed) during the period          (39,108)      (12,583)         (99,956)      40,895
                                                     ==========    ==========    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                               AIM V.I.                    Alger American
                                                              Technology                      Balanced
                                                    ------------------------------  -----------------------------
                                                          2006            2005           2006           2005
                                                    ---------------   -----------   -------------   -------------
From operations:
 Net investment income (loss) .....................    $ (32,443)     $  (30,428)   $     (15,211)  $     (9,941)
 Net realized gain (loss) on investments ..........       92,418          78,539          791,641        244,298
 Net change in unrealized appreciation
  (depreciation) ..................................       91,615         (56,909)        (529,836)       416,428
                                                       ---------      ----------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................      151,590          (8,798)         246,594        650,785
                                                       ---------      ----------    -------------   ------------
Contract transactions:
 Payments received from contractowners ............      122,916          75,591          454,183        461,432
 Transfers between subaccounts, net ...............      (42,173)       (144,305)        (567,839)      (308,575)
 Transfers for contract benefits and
  terminations ....................................      (97,150)       (100,217)      (1,276,903)      (959,022)
 Annual contract charges ..........................           (5)           (440)             (14)        (2,380)
                                                       ---------      ----------    -------------   ------------
Net increase/decrease fom contract
 transactions .....................................      (16,412)       (169,371)      (1,390,573)      (808,545)
                                                       ---------      ----------    -------------   ------------
Net increase/(decrease) in net assets .............      135,178        (178,169)      (1,143,979)      (157,760)
Net assets beginning of period ....................    1,782,240       1,960,409       10,698,612     10,856,372
                                                       ---------      ----------    -------------   ------------
Net assets end of period ..........................    1,917,418       1,782,240        9,554,633     10,698,612
                                                       =========      ==========    =============   ============
 Units issued during the period ...................       31,357          18,969           76,521        115,535
 Units redeemed during the period .................      (34,055)        (40,694)        (201,378)      (191,489)
                                                       ---------      ----------    -------------   ------------
 Net units issued/(redeemed) during the period            (2,698)        (21,725)        (124,857)       (75,954)
                                                       =========      ==========    =============   ============


                                                            Alger American           AXA Premier VIP
                                                             MidCap Growth              High Yield
                                                    -------------------------------  ----------------
                                                          2006            2005         2006 (k)(q)
                                                    --------------   --------------  ----------------
From operations:
 Net investment income (loss) .....................  $    (391,507)  $    (372,365)    $ 1,113,943
 Net realized gain (loss) on investments ..........      4,797,861       2,152,601          19,318
 Net change in unrealized appreciation
  (depreciation) ..................................     (2,501,217)        108,676        (815,919)
                                                     -------------   -------------     -----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,905,137       1,888,912         317,342
                                                     -------------   -------------     -----------
Contract transactions:
 Payments received from contractowners ............      1,001,727       1,254,297          29,431
 Transfers between subaccounts, net ...............        210,004        (320,546)     16,628,293
 Transfers for contract benefits and
  terminations ....................................     (3,670,114)     (2,052,554)       (314,187)
 Annual contract charges ..........................            (22)         (3,033)            (48)
                                                     -------------   -------------     -----------
Net increase/decrease fom contract
 transactions .....................................     (2,458,405)     (1,121,836)     16,343,489
                                                     -------------   -------------     -----------
Net increase/(decrease) in net assets .............       (553,268)        767,076      16,660,831
Net assets beginning of period ....................     25,453,999      24,686,923              --
                                                     -------------   -------------     -----------
Net assets end of period ..........................     24,900,731      25,453,999      16,660,831
                                                     =============   =============     ===========
 Units issued during the period ...................        323,122         324,911           6,526
 Units redeemed during the period .................       (509,609)       (418,544)        (36,575)
                                                     -------------   -------------     -----------
 Net units issued/(redeemed) during the period            (186,487)        (93,633)        (30,049)
                                                     =============   =============     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                          Dreyfus IP Small                  Dreyfus Stock
                                                           Cap Stock Index                Index Fund, Inc.
                                                    ----------------------------- ---------------------------------
                                                         2006           2005            2006             2005
                                                    -------------- -------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................   $ (104,214)    $ (124,989)   $      155,849   $      152,695
 Net realized gain (loss) on investments ..........      661,421        268,587          (358,953)      (1,086,937)
 Net change in unrealized appreciation
  (depreciation) ..................................      397,352        269,623         7,459,980        2,826,898
                                                      ----------     ----------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ......................................      954,559        413,221         7,256,876        1,892,656
                                                      ----------     ----------    --------------   --------------
Contract transactions:
 Payments received from contractowners ............      433,881        765,268         1,062,336        1,147,417
 Transfers between subaccounts, net ...............     (285,734)       269,148        (3,419,790)      (3,592,833)
 Transfers for contract benefits and
  terminations ....................................     (824,775)      (489,829)      (11,495,360)      (9,741,280)
 Annual contract charges ..........................          (24)        (1,366)               --               --
                                                      ----------     ----------    --------------   --------------
Net increase/decrease fom contract
 transactions .....................................     (676,652)       543,221       (13,852,814)     (12,186,696)
                                                      ----------     ----------    --------------   --------------
Net increase/(decrease) in net assets .............      277,907        956,442        (6,595,938)     (10,294,040)
Net assets beginning of period ....................    7,984,956      7,028,514        60,837,590       71,131,630
                                                      ----------     ----------    --------------   --------------
Net assets end of period ..........................    8,262,863      7,984,956        54,241,652       60,837,590
                                                      ==========     ==========    ==============   ==============
 Units issued during the period ...................       71,349        125,159           243,917          418,910
 Units redeemed during the period .................     (112,439)       (88,571)       (1,709,508)      (1,817,415)
                                                      ----------     ----------    --------------   --------------
 Net units issued/(redeemed) during the period           (41,090)        36,588        (1,465,591)      (1,398,505)
                                                      ==========     ==========    ==============   ==============

                                                                                           EQ/Boston Advisors
                                                             EQ/Bond Index                   Equity Income
                                                    ------------------------------- --------------------------------
                                                          2006            2005            2006           2005 (a)
                                                    --------------- --------------- ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $     852,240   $   1,024,781   $       97,660   $     (63,774)
 Net realized gain (loss) on investments ..........       (682,878)        178,760        5,917,788       1,680,239
 Net change in unrealized appreciation
  (depreciation) ..................................        481,049      (1,370,006)       1,513,577         853,958
                                                     -------------   -------------   --------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        650,411        (166,465)       7,529,025       2,470,423
                                                     -------------   -------------   --------------   -------------
Contract transactions:
 Payments received from contractowners ............        230,361         406,402        1,319,803       3,333,325
 Transfers between subaccounts, net ...............       (470,370)     (1,376,095)        (183,226)      4,282,969
 Transfers for contract benefits and
  terminations ....................................     (6,656,145)     (7,333,491)     (11,048,288)     (6,208,278)
 Annual contract charges ..........................            (85)         (7,726)             (36)         (3,464)
                                                     -------------   -------------   --------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (6,896,239)     (8,310,910)      (9,911,747)      1,404,552
                                                     -------------   -------------   --------------   -------------
Net increase/(decrease) in net assets .............     (6,245,828)     (8,477,375)      (2,382,722)      3,874,975
Net assets beginning of period ....................     32,786,106      41,263,481       58,389,285      54,514,310
                                                     -------------   -------------   --------------   -------------
Net assets end of period ..........................     26,540,278      32,786,106       56,006,563      58,389,285
                                                     =============   =============   ==============   =============
 Units issued during the period ...................         98,095         151,660          419,567       1,018,624
 Units redeemed during the period .................       (572,668)       (713,632)      (1,165,975)       (901,373)
                                                     -------------   -------------   --------------   -------------
 Net units issued/(redeemed) during the period            (474,573)       (561,972)        (746,408)        117,251
                                                     =============   =============   ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Calvert                    EQ/Capital
                                                         Socially Responsible            Guardian Research
                                                    ------------------------------  --------------------------
                                                        2006 (j)      2005 (b)(c)      2006       2005 (b)(d)
                                                    ---------------- -------------  -----------  -------------
From operations:
 Net investment income (loss) .....................    $ (26,796)     $    (5,916)   $  (2,651)   $    2,206
 Net realized gain (loss) on investments ..........       18,323           45,474       (9,475)         (833)
 Net change in unrealized appreciation
  (depreciation) ..................................      135,762           75,421       78,744      (203,750)
                                                       ----------     -----------    ---------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      127,289          114,979       66,618      (202,377)
                                                       ----------     -----------    ---------    ----------
Contract transactions:
 Payments received from contractowners ............       57,728            5,429        2,425           611
 Transfers between subaccounts, net ...............    3,886,054        1,082,097          169       827,066
 Transfers for contract benefits and
  terminations ....................................     (257,575)         (44,790)     (27,568)           --
 Annual contract charges ..........................           (1)            (137)          --           (15)
                                                       ---------      -----------    ---------    ----------
Net increase/decrease fom contract
 transactions .....................................    3,686,206        1,042,599      (24,974)      827,662
                                                       ---------      -----------    ---------    ----------
Net increase/(decrease) in net assets .............    3,813,495        1,157,578       41,644       625,285
Net assets beginning of period ....................    1,157,578               --      625,285            --
                                                       ---------      -----------    ---------    ----------
Net assets end of period ..........................    4,971,073        1,157,578      666,929       625,285
                                                       =========      ===========    =========    ==========
 Units issued during the period ...................      520,782          121,813          222        60,338
 Units redeemed during the period .................      (35,394)         (10,433)      (2,549)           (1)
                                                       ---------      -----------    ---------    ----------
 Net units issued/(redeemed) during the period           485,388          111,380       (2,327)       60,337
                                                       =========      ===========    =========    ==========


                                                           EQ/Caywood-Scholl                   EQ/Enterprise
                                                            High Yield Bond                 Moderate Allocation
                                                    -------------------------------- ---------------------------------
                                                          2006             2005            2006           2005 (e)
                                                    ---------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................  $    1,841,091   $   2,200,102   $    4,828,197   $    5,809,695
 Net realized gain (loss) on investments ..........         101,894         378,280      (21,629,413)     (24,874,187)
 Net change in unrealized appreciation
  (depreciation) ..................................       1,011,106      (1,855,629)      47,372,559       34,038,130
                                                     --------------   -------------   --------------   --------------
 Net increase/(decrease) in net assets from
  operations ......................................       2,954,091         722,753       30,571,343       14,973,638
                                                     --------------   -------------   --------------   --------------
Contract transactions:
 Payments received from contractowners ............         683,392         762,615        3,976,563        6,300,876
 Transfers between subaccounts, net ...............        (937,327)     (1,945,236)      (9,620,830)     (12,175,455)
 Transfers for contract benefits and
  terminations ....................................     (10,752,517)     (8,790,819)     (77,489,336)     (72,148,762)
 Annual contract charges ..........................            (154)        (12,157)          (4,314)        (365,401)
                                                     --------------   -------------   --------------   --------------
Net increase/decrease fom contract
 transactions .....................................     (11,006,606)     (9,985,597)     (83,137,917)     (78,388,742)
                                                     --------------   -------------   --------------   --------------
Net increase/(decrease) in net assets .............      (8,052,515)     (9,262,844)     (52,566,574)     (63,415,104)
Net assets beginning of period ....................      52,719,845      61,982,689      401,396,248      464,811,352
                                                     --------------   -------------   --------------   --------------
Net assets end of period ..........................      44,667,330      52,719,845      348,829,674      401,396,248
                                                     ==============   =============   ==============   ==============
 Units issued during the period ...................         188,904         228,274          466,548          621,937
 Units redeemed during the period .................        (901,668)       (889,258)      (3,676,303)      (3,586,479)
                                                     --------------   -------------   --------------   --------------
 Net units issued/(redeemed) during the period             (712,764)       (660,984)      (3,209,755)      (2,964,542)
                                                     ==============   =============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/FI               EQ/GAMCO
                                                        Mid Cap      Mergers and Acquisitions
                                                     -------------  ---------------------------
                                                      2006 (n)(q)        2006           2005
                                                     -------------  -------------   -----------
From operations:
 Net investment income (loss) .....................  $     (1,683)  $      34,155   $  (70,700)
 Net realized gain (loss) on investments ..........     1,366,054         486,295      189,555
 Net change in unrealized appreciation
  (depreciation) ..................................      (190,674)        348,602      109,808
                                                     ------------   -------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,173,697         869,052      228,663
                                                     ------------   -------------   ----------
Contract transactions:
 Payments received from contractowners ............        56,465         913,199      468,861
 Transfers between subaccounts, net ...............    23,250,779       1,717,018    1,004,055
 Transfers for contract benefits and
  terminations ....................................      (252,344)     (1,510,687)    (490,745)
 Annual contract charges ..........................           (64)            (11)        (624)
                                                     ------------   -------------   ----------
Net increase/decrease fom contract
 transactions .....................................    23,054,836       1,119,519      981,547
                                                     ------------   -------------   ----------
Net increase/(decrease) in net assets .............    24,228,533       1,988,571    1,210,210
Net assets beginning of period ....................            --       7,900,576    6,690,366
                                                     ------------   -------------   ----------
Net assets end of period ..........................    24,228,533       9,889,147    7,900,576
                                                     ============   =============   ==========
 Units issued during the period ...................         5,130         314,823      178,624
 Units redeemed during the period .................       (34,810)       (224,655)     (90,661)
                                                     ------------   -------------   ----------
 Net units issued/(redeemed) during the period            (29,680)         90,168       87,963
                                                     ============   =============   ==========


                                                                EQ/GAMCO                        EQ/Government
                                                           Small Company Value                   Securities
                                                     -------------------------------   --------------------------------
                                                          2006             2005             2006             2005
                                                     --------------   --------------   ---------------  ---------------
From operations:
 Net investment income (loss) .....................  $  (1,561,857)   $  (2,809,175)   $    1,812,484    $   1,539,776
 Net realized gain (loss) on investments ..........     27,068,206       29,031,967          (972,591)        (296,807)
 Net change in unrealized appreciation
  (depreciation) ..................................     17,015,800      (18,032,204)          487,166       (1,379,525)
                                                     -------------    -------------    --------------    -------------
 Net increase/(decrease) in net assets from
  operations ......................................     42,522,149        8,190,588         1,327,059         (136,556)
                                                     -------------    -------------    --------------    -------------
Contract transactions:
 Payments received from contractowners ............      3,713,918        6,426,010         1,255,895        3,114,306
 Transfers between subaccounts, net ...............     (8,132,454)      (4,948,276)       (5,160,844)      (3,876,613)
 Transfers for contract benefits and
  terminations ....................................    (55,268,780)     (45,638,795)      (13,543,955)     (12,512,843)
 Annual contract charges ..........................         (1,479)        (114,706)             (217)         (15,633)
                                                     -------------    -------------    --------------    -------------
Net increase/decrease fom contract
 transactions .....................................    (59,688,795)     (44,275,767)      (17,449,121)     (13,290,783)
                                                     -------------    -------------    --------------    -------------
Net increase/(decrease) in net assets .............    (17,166,646)     (36,085,179)      (16,122,062)     (13,427,339)
Net assets beginning of period ....................    279,022,115      315,107,294        78,981,897       92,409,236
                                                     -------------    -------------    --------------    -------------
Net assets end of period ..........................    261,855,469      279,022,115        62,859,835       78,981,897
                                                     =============    =============    ==============    =============
 Units issued during the period ...................        383,869          857,233           326,179          609,292
 Units redeemed during the period .................     (2,424,283)      (2,190,295)       (1,812,861)      (1,716,831)
                                                     -------------    -------------    --------------    -------------
 Net units issued/(redeemed) during the period          (2,040,414)      (1,333,062)       (1,486,682)      (1,107,539)
                                                     =============    =============    ==============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/International           EQ/JPMorgan
                                                                Growth                 Core Bond
                                                    ------------------------------  ---------------
                                                          2006            2005        2006 (o)(q)
                                                    --------------- --------------  ---------------
From operations:
 Net investment income (loss) .....................  $    (182,875)  $      50,186   $   2,662,859
 Net realized gain (loss) on investments ..........        995,068         283,117            (802)
 Net change in unrealized appreciation
  (depreciation) ..................................      6,145,169       2,852,356      (2,233,661)
                                                     -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................      6,957,362       3,185,659         428,396
                                                     -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............        684,403         562,715         132,258
 Transfers between subaccounts, net ...............      3,606,484         239,494      63,600,011
 Transfers for contract benefits and
  terminations ....................................     (6,820,401)     (5,044,473)     (2,056,573)
 Annual contract charges ..........................           (215)        (12,183)           (125)
                                                     -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (2,529,729)     (4,254,447)     61,675,571
                                                     -------------   -------------   -------------
Net increase/(decrease) in net assets .............      4,427,633      (1,068,788)     62,103,967
Net assets beginning of period ....................     30,531,910      31,600,698              --
                                                     -------------   -------------   -------------
Net assets end of period ..........................     34,959,543      30,531,910      62,103,967
                                                     =============   =============   =============
 Units issued during the period ...................        569,117         279,956          40,683
 Units redeemed during the period .................       (752,514)       (672,224)       (229,438)
                                                     -------------   -------------   -------------
 Net units issued/(redeemed) during the period            (183,397)       (392,268)       (188,755)
                                                     =============   =============   =============


                                                                 EQ/Long                 EQ/Lord Abbett    EQ/Lord Abbett
                                                                Term Bond              Growth and Income    Mid Cap Value
                                                    --------------------------------  ------------------  ----------------
                                                          2006             2005           2006 (l)(q)        2006 (m)(q)
                                                    ---------------   --------------  ------------------  ----------------
From operations:
 Net investment income (loss) .....................  $    1,235,957   $      310,328     $    319,235      $     210,102
 Net realized gain (loss) on investments ..........        (112,282)       1,035,894          679,451          1,166,212
 Net change in unrealized appreciation
  (depreciation) ..................................      (1,107,434)        (263,909)       1,045,426            887,236
                                                     --------------   --------------     ------------      -------------
 Net increase/(decrease) in net assets from
  operations ......................................          16,241        1,082,313        2,044,112          2,263,550
                                                     --------------   --------------     ------------      -------------
Contract transactions:
 Payments received from contractowners ............       1,040,910        1,720,794          468,308            219,838
 Transfers between subaccounts, net ...............      (3,187,415)      (2,328,820)      57,285,011         52,773,809
 Transfers for contract benefits and
  terminations ....................................      (9,993,087)     (11,245,630)        (907,521)        (1,589,462)
 Annual contract charges ..........................            (288)         (18,373)             (80)               (29)
                                                     --------------   --------------     ------------      -------------
Net increase/decrease fom contract
 transactions .....................................     (12,139,880)     (11,872,029)      56,845,718         51,404,156
                                                     --------------   --------------     ------------      -------------
Net increase/(decrease) in net assets .............     (12,123,639)     (10,789,716)      58,889,830         53,667,706
Net assets beginning of period ....................      59,588,708       70,378,424               --                 --
                                                     --------------   --------------     ------------      -------------
Net assets end of period ..........................      47,465,069       59,588,708       58,889,830         53,667,706
                                                     ==============   ==============     ============      =============
 Units issued during the period ...................         182,732          350,113          102,516             34,902
 Units redeemed during the period .................        (945,315)      (1,052,793)         (80,353)          (151,643)
                                                     --------------   --------------     ------------      -------------
 Net units issued/(redeemed) during the period             (762,583)        (702,680)          22,163           (116,741)
                                                     ==============   ==============     ============      =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Marsico                     EQ/Mercury
                                                                 Focus                   Basic Value Equity
                                                    ------------------------------- ----------------------------
                                                          2006        2005 (b) (f)       2006      2005 (b) (g)
                                                    --------------- --------------- ------------- --------------
From operations:
 Net investment income (loss) .....................  $    (392,158)  $    (146,993)  $    (7,878)  $    13,552
 Net realized gain (loss) on investments ..........      1,379,678         600,124       318,659       148,108
 Net change in unrealized appreciation
  (depreciation) ..................................      1,391,881       2,085,295       318,281       126,553
                                                     -------------   -------------   -----------   -----------
 Net increase/(decrease) in net assets from
  operations ......................................      2,379,401       2,538,426       629,062       288,213
                                                     -------------   -------------   -----------   -----------
Contract transactions:
 Payments received from contractowners ............        583,715         160,107       222,133        17,562
 Transfers between subaccounts, net ...............     (1,119,768)     34,622,579       558,332     3,165,795
 Transfers for contract benefits and
  terminations ....................................     (6,838,157)     (1,524,877)     (397,078)      (54,368)
 Annual contract charges ..........................             --              --            --          (137)
                                                     -------------   -------------   -----------   -----------
Net increase/decrease fom contract
 transactions .....................................     (7,374,210)     33,257,809       383,387     3,128,852
                                                     -------------   -------------   -----------   -----------
Net increase/(decrease) in net assets .............     (4,994,809)     35,796,235     1,012,449     3,417,065
Net assets beginning of period ....................     35,796,235              --     3,417,065            --
                                                     -------------   -------------   -----------   -----------
Net assets end of period ..........................     30,801,426      35,796,235     4,429,514     3,417,065
                                                     =============   =============   ===========   ===========
 Units issued during the period ...................        177,443       3,627,697       124,429       354,531
 Units redeemed during the period .................       (862,356)       (244,831)      (94,735)      (20,036)
                                                     -------------   -------------   -----------   -----------
 Net units issued/(redeemed) during the period            (684,913)      3,382,866        29,694       334,495
                                                     =============   =============   ===========   ===========


                                                                EQ/Money                         EQ/Montag &
                                                                 Market                        Caldwell Growth
                                                    --------------------------------- ---------------------------------
                                                          2006         2005 (b) (h)         2006           2005 (i)
                                                    ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................  $    2,797,483   $      609,742   $  (2,232,776)   $  (2,213,745)
 Net realized gain (loss) on investments ..........              --               --      (4,281,336)      (5,816,325)
 Net change in unrealized appreciation
  (depreciation) ..................................              --               --      16,718,782       (4,329,720)
                                                     --------------   --------------   -------------    -------------
 Net increase/(decrease) in net assets from
  operations ......................................       2,797,483          609,742      10,204,670      (12,359,790)
                                                     --------------   --------------   -------------    -------------
Contract transactions:
 Payments received from contractowners ............      12,643,255        4,838,942       3,503,504        4,717,074
 Transfers between subaccounts, net ...............      27,213,568      100,833,205     (17,868,750)      45,410,755
 Transfers for contract benefits and
  terminations ....................................     (52,394,913)     (13,294,130)    (35,147,935)     (25,176,909)
 Annual contract charges ..........................            (443)          (7,291)           (168)          (9,990)
                                                     --------------   --------------   -------------    -------------
Net increase/decrease fom contract
 transactions .....................................     (12,538,533)      92,370,726     (49,513,349)      24,940,930
                                                     --------------   --------------   -------------    -------------
Net increase/(decrease) in net assets .............      (9,741,050)      92,980,468     (39,308,679)      12,581,140
Net assets beginning of period ....................      92,980,468               --     199,620,975      187,039,835
                                                     --------------   --------------   -------------    -------------
Net assets end of period ..........................      83,239,418       92,980,468     160,312,296      199,620,975
                                                     ==============   ==============   =============    =============
 Units issued during the period ...................       6,830,501       11,624,661         516,296        5,132,370
 Units redeemed during the period .................      (7,919,789)      (2,537,629)     (5,664,468)      (4,575,618)
                                                     --------------   --------------   -------------    -------------
 Net units issued/(redeemed) during the period           (1,089,288)       9,087,032      (5,148,172)         556,752
                                                     ==============   ==============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/PIMCO                         EQ/Short
                                                              Real Return                     Duration Bond
                                                    -------------------------------  -------------------------------
                                                          2006            2005             2006             2005
                                                    --------------- ---------------  ---------------  --------------
From operations:
 Net investment income (loss) .....................  $     329,532   $      40,609    $    106,402     $    (38,187)
 Net realized gain (loss) on investments ..........        (71,012)        232,069          10,031          (13,213)
 Net change in unrealized appreciation
  (depreciation) ..................................       (503,903)       (469,972)         26,102           41,305
                                                     -------------   -------------    ------------     ------------
 Net increase/(decrease) in net assets from
  operations ......................................       (245,383)       (197,294)        142,535          (10,095)
                                                     -------------   -------------    ------------     ------------
Contract transactions:
 Payments received from contractowners ............        564,360       1,102,044         185,038          555,834
 Transfers between subaccounts, net ...............     (2,093,286)       (447,189)        (46,810)         392,086
 Transfers for contract benefits and
  terminations ....................................     (3,923,838)     (2,635,537)     (1,057,797)      (1,302,911)
 Annual contract charges ..........................            (48)         (2,903)             (1)            (589)
                                                     -------------   -------------    ------------     ------------
Net increase/decrease fom contract
 transactions .....................................     (5,452,812)     (1,983,585)       (919,570)        (355,580)
                                                     -------------   -------------    ------------     ------------
Net increase/(decrease) in net assets .............     (5,698,195)     (2,180,879)       (777,035)        (365,675)
Net assets beginning of period ....................     23,973,573      26,154,452       6,667,859        7,033,534
                                                     -------------   -------------    ------------     ------------
Net assets end of period ..........................     18,275,378      23,973,573       5,890,824        6,667,859
                                                     =============   =============    ============     ============
 Units issued during the period ...................        147,871         245,451         121,564          207,351
 Units redeemed during the period .................       (638,034)       (422,324)       (212,609)        (242,891)
                                                     -------------   -------------    ------------     ------------
 Net units issued/(redeemed) during the period            (490,163)       (176,873)        (91,045)         (35,540)
                                                     =============   =============    ============     ============


                                                                EQ/Small
                                                             Company Growth                    EQ/TCW Equity
                                                     -------------------------------  --------------------------------
                                                          2006             2005            2006             2005
                                                     --------------- ---------------  --------------  ----------------
From operations:
 Net investment income (loss) .....................  $     (881,352)  $    (895,440)  $  (1,562,537)   $  (1,946,523)
 Net realized gain (loss) on investments ..........       3,108,674       2,001,323     (10,455,427)      (9,656,845)
 Net change in unrealized appreciation
  (depreciation) ..................................       2,792,084       2,261,027       4,190,778       13,544,955
                                                     --------------   -------------   -------------    -------------
 Net increase/(decrease) in net assets from
  operations ......................................       5,019,406       3,366,910      (7,827,186)       1,941,587
                                                     --------------   -------------   -------------    -------------
Contract transactions:
 Payments received from contractowners ............       1,522,125       1,547,479       1,296,258        1,844,533
 Transfers between subaccounts, net ...............      (1,386,838)     (2,841,015)     (8,495,156)      (7,108,227)
 Transfers for contract benefits and
  terminations ....................................     (10,989,318)     (7,783,440)    (28,965,282)     (26,362,388)
 Annual contract charges ..........................             (41)         (3,868)           (910)         (87,561)
                                                     --------------   -------------   -------------    -------------
Net increase/decrease fom contract
 transactions .....................................     (10,854,072)     (9,080,844)    (36,165,090)     (31,713,643)
                                                     --------------   -------------   -------------    -------------
Net increase/(decrease) in net assets .............      (5,834,666)     (5,713,934)    (43,992,276)     (29,772,056)
Net assets beginning of period ....................      60,744,888      66,458,822     146,870,390      176,642,446
                                                     --------------   -------------   -------------    -------------
Net assets end of period ..........................      54,910,222      60,744,888     102,878,114      146,870,390
                                                     ==============   =============   =============    =============
 Units issued during the period ...................         370,522         374,852         201,099          428,362
 Units redeemed during the period .................        (997,588)       (965,802)     (2,349,323)      (2,247,995)
                                                     --------------   -------------   -------------    -------------
 Net units issued/(redeemed) during the period             (627,066)       (590,950)     (2,148,224)      (1,819,633)
                                                     ==============   =============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/UBS Growth                 EQ/Van Kampen
                                                               and Income              Emerging Markets Equity
                                                     --------------------------------  -----------------------
                                                          2006             2005              2006 (p)(q)
                                                     --------------- ----------------  -----------------------
From operations:
 Net investment income (loss) .....................  $     (589,600)  $     (686,710)       $     49,023
 Net realized gain (loss) on investments ..........       1,722,570         (267,884)          1,128,262
 Net change in unrealized appreciation
  (depreciation) ..................................       8,500,045        7,318,023             354,959
                                                     --------------   --------------        ------------
 Net increase/(decrease) in net assets from
  operations ......................................       9,633,015        6,363,429           1,532,244
                                                     --------------   --------------        ------------
Contract transactions:
 Payments received from contractowners ............       1,559,155        1,796,107             237,427
 Transfers between subaccounts, net ...............      (3,598,572)      (3,753,451)         13,675,349
 Transfers for contract benefits and
  terminations ....................................     (16,244,488)     (12,329,057)           (135,073)
 Annual contract charges ..........................             (18)          (2,265)                (30)
                                                     --------------   --------------        ------------
Net increase/decrease fom contract
 transactions .....................................     (18,283,923)     (14,288,666)         13,777,673
                                                     --------------   --------------        ------------
Net increase/(decrease) in net assets .............      (8,650,908)      (7,925,237)         15,309,917
Net assets beginning of period ....................      89,065,140       96,990,377                  --
                                                     --------------   --------------        ------------
Net assets end of period ..........................      80,414,232       89,065,140          15,309,917
                                                     ==============   ==============        ============
 Units issued during the period ...................         285,826          377,694              22,640
 Units redeemed during the period .................      (1,805,010)      (1,682,409)             (9,829)
                                                     --------------   --------------        ------------
 Net units issued/(redeemed) during the period           (1,519,184)      (1,304,715)             12,811
                                                     ==============   ==============        ============


                                                              Fidelity VIP                    Fidelity VIP
                                                             Contrafund(R)                       Growth
                                                     -------------------------------  ------------------------------
                                                          2006             2005            2006            2005
                                                     --------------- ---------------  -------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (153,928)  $    (671,189)  $    (239,504)  $    (252,854)
 Net realized gain (loss) on investments ..........       7,936,716       1,632,955      (1,958,888)     (2,019,085)
 Net change in unrealized appreciation
  (depreciation) ..................................      (1,985,225)      7,490,406       3,353,694       3,247,807
                                                     --------------   -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................       5,797,563       8,452,172       1,155,302         975,868
                                                     --------------   -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............       1,167,329       1,208,869         235,231         486,240
 Transfers between subaccounts, net ...............       4,298,350       3,474,785      (1,457,025)     (1,880,431)
 Transfers for contract benefits and
  terminations ....................................     (14,101,542)     (8,752,182)     (5,307,664)     (4,172,172)
 Annual contract charges ..........................              --              --              --              --
                                                     --------------   -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................      (8,635,863)     (4,068,528)     (6,529,458)     (5,566,363)
                                                     --------------   -------------   -------------   -------------
Net increase/(decrease) in net assets .............      (2,838,300)      4,383,644      (5,374,156)     (4,590,495)
Net assets beginning of period ....................      61,924,677      57,541,033      25,784,205      30,374,700
                                                     --------------   -------------   -------------   -------------
Net assets end of period ..........................      59,086,377      61,924,677      20,410,049      25,784,205
                                                     ==============   =============   =============   =============
 Units issued during the period ...................         660,127         668,376          65,168         144,681
 Units redeemed during the period .................      (1,296,627)     (1,008,610)       (887,396)       (900,281)
                                                     --------------   -------------   -------------   -------------
 Net units issued/(redeemed) during the period             (636,500)       (340,234)       (822,228)       (755,600)
                                                     ==============   =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                             Fidelity VIP                   Franklin Income
                                                         Growth Opportunities                 Securities
                                                    -------------------------------  ------------------------------
                                                          2006            2005            2006            2005
                                                    --------------- ---------------  -------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (42,615)  $     (32,992)  $     537,687   $     456,043
 Net realized gain (loss) on investments ..........       (141,981)       (201,642)        814,751         563,504
 Net change in unrealized appreciation
  (depreciation) ..................................        401,287         708,906       2,880,170        (952,700)
                                                     -------------   -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        216,691         474,272       4,232,608          66,847
                                                     -------------   -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............         84,812         114,215       2,230,369       2,659,244
 Transfers between subaccounts, net ...............       (454,254)       (815,819)      7,441,364       6,213,526
 Transfers for contract benefits and
  terminations ....................................     (1,364,422)     (1,156,360)     (5,254,746)     (2,631,184)
 Annual contract charges ..........................             --              --             (39)         (1,846)
                                                     -------------   -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (1,733,864)     (1,857,964)      4,416,948       6,239,740
                                                     -------------   -------------   -------------   -------------
Net increase/(decrease) in net assets .............     (1,517,173)     (1,383,692)      8,649,556       6,306,587
Net assets beginning of period ....................      7,204,008       8,587,700      23,774,315      17,467,728
                                                     -------------   -------------   -------------   -------------
Net assets end of period ..........................      5,686,835       7,204,008      32,423,871      23,774,315
                                                     =============   =============   =============   =============
 Units issued during the period ...................         43,498          60,383         816,175         800,000
 Units redeemed during the period .................       (272,167)       (327,261)       (514,648)       (334,224)
                                                     -------------   -------------   -------------   -------------
 Net units issued/(redeemed) during the period            (228,669)       (266,878)        301,527         465,776
                                                     =============   =============   =============   =============


                                                            Franklin Rising                 Franklin Zero
                                                         Dividends Securities                Coupon 2010
                                                     ------------------------------  -----------------------------
                                                          2006            2005            2006            2005
                                                     -------------- ---------------  --------------- -------------
From operations:
 Net investment income (loss) .....................  $     (61,243)  $     (69,383)   $   67,299      $    39,224
 Net realized gain (loss) on investments ..........        375,422         327,438       (46,526)         (13,730)
 Net change in unrealized appreciation
  (depreciation) ..................................      1,427,325         (62,736)       28,559          (34,069)
                                                     -------------   -------------    ----------      -----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,741,504         195,319        49,332           (8,575)
                                                     -------------   -------------    ----------      -----------
Contract transactions:
 Payments received from contractowners ............      1,122,495       1,132,123       380,865          132,597
 Transfers between subaccounts, net ...............      2,656,461         600,452     1,825,851          535,246
 Transfers for contract benefits and
  terminations ....................................     (1,679,811)     (1,504,075)     (374,945)        (173,718)
 Annual contract charges ..........................            (62)         (1,443)           (3)            (228)
                                                     -------------   -------------    ----------      -----------
Net increase/decrease fom contract
 transactions .....................................      2,099,083         227,057     1,831,768          493,897
                                                     -------------   -------------    ----------      -----------
Net increase/(decrease) in net assets .............      3,840,587         422,376     1,881,100          485,322
Net assets beginning of period ....................     10,888,425      10,466,049     2,173,041        1,687,719
                                                     -------------   -------------    ----------      -----------
Net assets end of period ..........................     14,729,012      10,888,425     4,054,141        2,173,041
                                                     =============   =============    ==========      ===========
 Units issued during the period ...................        334,812         261,006       284,209           84,613
 Units redeemed during the period .................       (192,881)       (243,526)      (96,448)         (35,093)
                                                     -------------   -------------    ----------      -----------
 Net units issued/(redeemed) during the period             141,931          17,480       187,761           49,520
                                                     =============   =============    ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                              Janus Aspen                  Janus Aspen Series
                                                            Series Balanced                   Flexible Bond
                                                     ------------------------------   ------------------------------
                                                          2006             2005            2006            2005
                                                     ---------------  -------------   --------------  --------------
From operations:
 Net investment income (loss) .....................  $      353,151   $     468,686   $     317,663   $     541,053
 Net realized gain (loss) on investments ..........         894,879         444,955        (331,998)        346,705
 Net change in unrealized appreciation
  (depreciation) ..................................       2,957,872       2,309,885         302,890        (889,646)
                                                     --------------   -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................       4,205,902       3,223,526         288,555          (1,888)
                                                     --------------   -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............         760,196         933,297         313,319         723,849
 Transfers between subaccounts, net ...............        (824,897)     (1,841,675)       (524,816)       (447,198)
 Transfers for contract benefits and
  terminations ....................................     (10,160,690)     (6,718,313)     (1,885,347)     (1,921,079)
 Annual contract charges ..........................              --              --             (34)         (2,827)
                                                     --------------   -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (10,225,391)     (7,626,691)     (2,096,878)     (1,647,255)
                                                     --------------   -------------   -------------   -------------
Net increase/(decrease) in net assets .............      (6,019,489)     (4,403,165)     (1,808,323)     (1,649,143)
Net assets beginning of period ....................      51,721,359      56,124,524      15,145,682      16,794,825
                                                     --------------   -------------   -------------   -------------
Net assets end of period ..........................      45,701,870      51,721,359      13,337,359      15,145,682
                                                     ==============   =============   =============   =============
 Units issued during the period ...................         201,128         226,762          85,425         139,509
 Units redeemed during the period .................      (1,037,689)       (908,332)       (268,261)       (284,029)
                                                     --------------   -------------   -------------   -------------
 Net units issued/(redeemed) during the period             (836,561)       (681,570)       (182,836)       (144,520)
                                                     ==============   =============   =============   =============


                                                              Janus Aspen                 Janus Aspen Series
                                                             Series Forty                International Growth
                                                     ------------------------------  ------------------------------
                                                          2006            2005            2006            2005
                                                     --------------  --------------  --------------  --------------
From operations:
 Net investment income (loss) .....................  $    (431,658)  $    (498,673)  $      57,353   $    (161,680)
 Net realized gain (loss) on investments ..........         (6,480)       (726,214)      2,846,612       1,109,951
 Net change in unrealized appreciation
  (depreciation) ..................................      3,261,313       5,483,922      10,211,389       6,024,299
                                                     -------------   -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................      2,823,175       4,259,035      13,115,354       6,972,570
                                                     -------------   -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............      1,039,853       1,066,660       1,281,273       1,321,989
 Transfers between subaccounts, net ...............        502,472        (435,626)      1,323,801        (418,603)
 Transfers for contract benefits and
  terminations ....................................     (7,129,074)     (5,939,529)     (2,801,680)     (1,918,154)
 Annual contract charges ..........................            (12)         (1,635)           (140)         (6,070)
                                                     -------------   -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (5,586,761)     (5,310,130)       (196,746)     (1,020,838)
                                                     -------------   -------------   -------------   -------------
Net increase/(decrease) in net assets .............     (2,763,586)     (1,051,095)     12,918,608       5,951,732
Net assets beginning of period ....................     40,809,805      41,860,900      30,253,759      24,302,027
                                                     -------------   -------------   -------------   -------------
Net assets end of period ..........................     38,046,219      40,809,805      43,172,367      30,253,759
                                                     =============   =============   =============   =============
 Units issued during the period ...................        434,614         430,886         276,716         335,843
 Units redeemed during the period .................     (1,003,707)     (1,007,425)       (295,426)       (413,868)
                                                     -------------   -------------   -------------   -------------
 Net units issued/(redeemed) during the period            (569,093)       (576,539)        (18,710)        (78,025)
                                                     =============   =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Janus Aspen Series              Janus Aspen Series
                                                            Mid Cap Growth                 Worldwide Growth
                                                     ------------------------------  ------------------------------
                                                          2006            2005            2006            2005
                                                     -------------- ---------------  -------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (362,705)  $    (382,752)  $     108,961   $      (4,534)
 Net realized gain (loss) on investments ..........     (2,997,592)     (1,711,347)     (3,955,131)     (3,963,896)
 Net change in unrealized appreciation
  (depreciation) ..................................      6,401,926       4,960,649       8,428,393       5,312,378
                                                     -------------   -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................      3,041,629       2,866,550       4,582,223       1,343,948
                                                     -------------   -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............        551,087         710,516         455,548         736,322
 Transfers between subaccounts, net ...............       (973,421)     (1,315,985)     (2,165,493)     (2,974,994)
 Transfers for contract benefits and
  terminations ....................................     (5,337,514)     (3,914,770)     (6,596,639)     (5,479,378)
 Annual contract charges ..........................             --              --              --              --
                                                     -------------   -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (5,759,848)     (4,520,239)     (8,306,584)     (7,718,050)
                                                     -------------   -------------   -------------   -------------
Net increase/(decrease) in net assets .............     (2,718,219)     (1,653,689)     (3,724,361)     (6,374,102)
Net assets beginning of period ....................     28,469,046      30,122,735      33,387,173      39,761,275
                                                     -------------   -------------   -------------   -------------
Net assets end of period ..........................     25,750,827      28,469,046      29,662,812      33,387,173
                                                     =============   =============   =============   =============
 Units issued during the period ...................        176,097         249,422         151,179         207,365
 Units redeemed during the period .................       (852,756)       (853,668)     (1,077,570)     (1,155,583)
                                                     -------------   -------------   -------------   -------------
 Net units issued/(redeemed) during the period            (676,659)       (604,246)       (926,391)       (948,218)
                                                     =============   =============   =============   =============


                                                             MFS(R) Mid                       MFS(R)
                                                             Cap Growth                   New Discovery
                                                     ----------------------------  -----------------------------
                                                          2006           2005           2006            2005
                                                     --------------  ------------  ---------------  ------------
From operations:
 Net investment income (loss) .....................  $     (80,355)  $  (88,196)     $ (86,695)     $  (86,661)
 Net realized gain (loss) on investments ..........        454,537      210,921        395,862         250,255
 Net change in unrealized appreciation
  (depreciation) ..................................       (367,160)     (69,223)       213,962         (22,523)
                                                     -------------   ----------      ---------      ----------
 Net increase/(decrease) in net assets from
  operations ......................................          7,022       53,502        523,129         141,071
                                                     -------------   ----------      ---------      ----------
Contract transactions:
 Payments received from contractowners ............        154,849      261,109        117,615         135,481
 Transfers between subaccounts, net ...............       (539,114)    (215,322)      (179,971)       (503,336)
 Transfers for contract benefits and
  terminations ....................................       (765,530)    (287,911)      (473,917)       (280,865)
 Annual contract charges ..........................            (14)      (1,129)            (6)           (959)
                                                     -------------   ----------      ---------      ----------
Net increase/decrease fom contract
 transactions .....................................     (1,149,809)    (243,253)      (536,279)       (649,679)
                                                     -------------   ----------      ---------      ----------
Net increase/(decrease) in net assets .............     (1,142,787)    (189,751)       (13,150)       (508,608)
Net assets beginning of period ....................      5,221,288    5,411,039      4,892,812       5,401,420
                                                     -------------   ----------      ---------      ----------
Net assets end of period ..........................      4,078,501    5,221,288      4,879,662       4,892,812
                                                     =============   ==========      =========      ==========
 Units issued during the period ...................         32,462       53,283         23,228          40,464
 Units redeemed during the period .................       (152,529)     (81,453)       (72,369)       (107,094)
                                                     -------------   ----------      ---------      ----------
 Net units issued/(redeemed) during the period            (120,067)     (28,170)       (49,141)        (66,630)
                                                     =============   ==========      =========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                          MFS(R) Total Return             MFS(R) Utilities
                                                     ------------------------------  ---------------------------
                                                          2006            2005           2006           2005
                                                     --------------  --------------  -------------  ------------
From operations:
 Net investment income (loss) .....................  $     152,800   $      80,260   $     33,539   $  (75,759)
 Net realized gain (loss) on investments ..........      1,451,120       1,385,626      1,205,189      561,837
 Net change in unrealized appreciation
  (depreciation) ..................................        411,548      (1,217,346)     1,112,091      525,231
                                                     -------------   -------------   ------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................      2,015,468         248,540      2,350,819    1,011,309
                                                     -------------   -------------   ------------   ----------
Contract transactions:
 Payments received from contractowners ............        485,306       1,812,591        587,252      685,516
 Transfers between subaccounts, net ...............       (833,845)       (119,877)       456,474    1,116,392
 Transfers for contract benefits and
  terminations ....................................     (2,937,629)     (1,753,212)      (971,516)    (455,699)
 Annual contract charges ..........................            (72)         (4,502)           (29)      (1,315)
                                                     -------------   -------------   ------------   ----------
Net increase/decrease fom contract
 transactions .....................................     (3,286,240)        (65,000)        72,181    1,344,894
                                                     -------------   -------------   ------------   ----------
Net increase/(decrease) in net assets .............     (1,270,772)        183,540      2,423,000    2,356,203
Net assets beginning of period ....................     22,481,402      22,297,862      8,177,219    5,821,016
                                                     -------------   -------------   ------------   ----------
Net assets end of period ..........................     21,210,630      22,481,402     10,600,219    8,177,219
                                                     =============   =============   ============   ==========
 Units issued during the period ...................        105,872         243,766        125,685      205,954
 Units redeemed during the period .................       (377,811)       (249,356)      (124,216)    (117,045)
                                                     -------------   -------------   ------------   ----------
 Net units issued/(redeemed) during the period            (271,939)         (5,590)         1,469       88,909
                                                     =============   =============   ============   ==========


                                                              Old Mutual                     Oppenheimer
                                                             Select Value                 Global Securities
                                                      ----------------------------  ------------------------------
                                                          2006            2005           2006            2005
                                                      -------------   ------------  --------------  --------------
From operations:
 Net investment income (loss) .....................   $   (9,084)     $    14,587   $    (250,936)  $    (212,708)
 Net realized gain (loss) on investments ..........      299,376          133,436       4,066,326         993,566
 Net change in unrealized appreciation
  (depreciation) ..................................      768,010           (6,967)      2,014,066       3,261,494
                                                      ----------      -----------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................    1,058,302          141,056       5,829,456       4,042,352
                                                      ----------      -----------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............      127,756          228,551       2,071,651       2,788,359
 Transfers between subaccounts, net ...............      427,211         (174,197)      6,290,406       6,370,703
 Transfers for contract benefits and
  terminations ....................................     (638,340)        (415,869)     (6,669,950)     (2,847,286)
 Annual contract charges ..........................           (9)            (718)            (53)         (3,109)
                                                      ----------      -----------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................      (83,382)        (362,233)      1,692,054       6,308,667
                                                      ----------      -----------   -------------   -------------
Net increase/(decrease) in net assets .............      974,920         (221,177)      7,521,510      10,351,019
Net assets beginning of period ....................    4,834,047        5,055,224      36,720,247      26,369,228
                                                      ----------      -----------   -------------   -------------
Net assets end of period ..........................    5,808,967        4,834,047      44,241,757      36,720,247
                                                      ==========      ===========   =============   =============
 Units issued during the period ...................       90,325           57,092         635,225         708,600
 Units redeemed during the period .................     (105,439)         (93,875)       (553,828)       (317,603)
                                                      ----------      -----------   -------------   -------------
 Net units issued/(redeemed) during the period           (15,114)         (36,783)         81,397         390,997
                                                      ==========      ===========   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Oppenheimer                     PIMCO Global
                                                             Main Street(R)                   Bond (Unhedged)
                                                      -------------------------------  ------------------------------
                                                           2006             2005            2006            2005
                                                      --------------- ---------------  --------------  --------------
From operations:
 Net investment income (loss) .....................   $    (52,723)    $     (27,695)  $     389,897   $     234,223
 Net realized gain (loss) on investments ..........        358,208           292,367        (138,181)        547,381
 Net change in unrealized appreciation
  (depreciation) ..................................        694,465            49,554         479,156      (2,840,164)
                                                      ------------     -------------   -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        999,950           314,226         730,872      (2,058,560)
                                                      ------------     -------------   -------------   -------------
Contract transactions:
 Payments received from contractowners ............        458,405           632,082         612,747       1,441,898
 Transfers between subaccounts, net ...............        548,944           (27,773)        204,208         930,462
 Transfers for contract benefits and
  terminations ....................................     (1,227,280)       (1,053,637)     (3,443,099)     (2,389,119)
 Annual contract charges ..........................             (4)           (1,046)            (45)         (3,098)
                                                      ------------     -------------   -------------   -------------
Net increase/decrease fom contract
 transactions .....................................       (219,935)         (450,374)     (2,626,189)        (19,857)
                                                      ------------     -------------   -------------   -------------
Net increase/(decrease) in net assets .............        780,015          (136,148)     (1,895,317)     (2,078,417)
Net assets beginning of period ....................      7,879,395         8,015,543      22,861,866      24,940,283
                                                      ------------     -------------   -------------   -------------
Net assets end of period ..........................      8,659,410         7,879,395      20,966,549      22,861,866
                                                      ============     =============   =============   =============
 Units issued during the period ...................        123,309           124,034         233,821         357,017
 Units redeemed during the period .................       (138,587)         (158,023)       (427,360)       (361,649)
                                                      ------------     -------------   -------------   -------------
 Net units issued/(redeemed) during the period             (15,278)          (33,989)       (193,539)         (4,632)
                                                      ============     =============   =============   =============


                                                           PIMCO StocksPLUS                  Premier VIT
                                                           Growth and Income                OpCap Equity
                                                     ------------------------------ -----------------------------
                                                          2006            2005            2006           2005
                                                     --------------  --------------  --------------   -----------
From operations:
 Net investment income (loss) .....................  $   1,203,478   $     225,449    $   (8,331)     $  (8,279)
 Net realized gain (loss) on investments ..........      1,823,179       1,167,713        64,373         10,429
 Net change in unrealized appreciation
  (depreciation) ..................................      1,541,204        (772,413)       79,917         52,106
                                                     -------------   -------------    ----------      ---------
 Net increase/(decrease) in net assets from
  operations ......................................      4,567,861         620,749       135,959         54,256
                                                     -------------   -------------    ----------      ---------
Contract transactions:
 Payments received from contractowners ............        989,750       2,061,215         8,680         12,580
 Transfers between subaccounts, net ...............       (994,944)       (671,028)           (2)          (523)
 Transfers for contract benefits and
  terminations ....................................     (3,489,275)     (3,019,655)      (23,964)       (72,450)
 Annual contract charges ..........................           (103)         (7,774)           --           (368)
                                                     -------------   -------------    ----------      ---------
Net increase/decrease fom contract
 transactions .....................................     (3,494,572)     (1,637,242)      (15,286)       (60,761)
                                                     -------------   -------------    ----------      ---------
Net increase/(decrease) in net assets .............      1,073,289      (1,016,493)      120,673         (6,505)
Net assets beginning of period ....................     37,796,461      38,812,954       983,968        990,473
                                                     -------------   -------------    ----------      ---------
Net assets end of period ..........................     38,869,750      37,796,461     1,104,641        983,968
                                                     =============   =============    ==========      =========
 Units issued during the period ...................        158,883         278,064           158            756
 Units redeemed during the period .................       (443,067)       (423,355)         (420)        (1,956)
                                                     -------------   -------------    ----------      ---------
 Net units issued/(redeemed) during the period            (284,184)       (145,291)         (262)        (1,200)
                                                     =============   =============    ==========      =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                            Premier VIT                 Premier VIT
                                                           OpCap Managed              OpCap Small Cap
                                                     --------------------------  ---------------------------
                                                         2006          2005          2006           2005
                                                     ------------  ------------  -----------   -------------
From operations:
 Net investment income (loss) .....................  $    46,457   $    (5,311)   $ (9,754)     $    (9,958)
 Net realized gain (loss) on investments ..........      912,414       332,332      53,436          153,459
 Net change in unrealized appreciation
  (depreciation) ..................................     (272,888)       12,202     115,546         (156,510)
                                                     -----------   -----------    --------      -----------
 Net increase/(decrease) in net assets from
  operations ......................................      685,983       339,223     159,228          (13,009)
                                                     -----------   -----------    --------      -----------
Contract transactions:
 Payments received from contractowners ............       11,440        23,440       9,180           10,280
 Transfers between subaccounts, net ...............      (52,060)     (105,343)         (5)         (31,647)
 Transfers for contract benefits and
  terminations ....................................     (739,669)     (774,813)    (32,291)        (121,315)
 Annual contract charges ..........................           --        (4,356)         --             (439)
                                                     -----------   -----------    --------      -----------
Net increase/decrease fom contract
 transactions .....................................     (780,289)     (861,072)    (23,116)        (143,121)
                                                     -----------   -----------    --------      -----------
Net increase/(decrease) in net assets .............      (94,306)     (521,849)    136,112         (156,130)
Net assets beginning of period ....................    8,811,399     9,333,248     720,902          877,032
                                                     -----------   -----------    --------      -----------
Net assets end of period ..........................    8,717,093     8,811,399     857,014          720,902
                                                     ===========   ===========    ========      ===========
 Units issued during the period ...................          173         5,853         142              827
 Units redeemed during the period .................      (12,081)      (19,799)       (517)          (3,352)
                                                     -----------   -----------    --------      -----------
 Net units issued/(redeemed) during the period           (11,908)      (13,946)       (375)          (2,525)
                                                     ===========   ===========    ========      ===========


                                                                                           ProFund VP
                                                          ProFund VP Bear           Rising Rates Opportunity
                                                     --------------------------  --------------------------------
                                                         2006          2005            2006             2005
                                                     ------------  ------------  ---------------   --------------
From operations:
 Net investment income (loss) .....................  $    (2,778)  $    (8,498)   $     39,597     $    (150,448)
 Net realized gain (loss) on investments ..........      (31,390)      (40,731)       (233,458)         (572,329)
 Net change in unrealized appreciation
  (depreciation) ..................................      (26,303)       36,446       1,017,069          (360,669)
                                                     -----------   -----------    ------------     -------------
 Net increase/(decrease) in net assets from
  operations ......................................      (60,471)      (12,783)        823,208        (1,083,446)
                                                     -----------   -----------    ------------     -------------
Contract transactions:
 Payments received from contractowners ............        4,966       228,873         230,481           587,624
 Transfers between subaccounts, net ...............       70,233      (196,454)       (208,166)         (815,687)
 Transfers for contract benefits and
  terminations ....................................      (43,898)      (42,440)     (1,034,454)         (980,668)
 Annual contract charges ..........................           --           (89)             (6)             (808)
                                                     -----------   -----------    ------------     -------------
Net increase/decrease fom contract
 transactions .....................................       31,301       (10,110)     (1,012,145)       (1,209,539)
                                                     -----------   -----------    ------------     -------------
Net increase/(decrease) in net assets .............      (29,170)      (22,893)       (188,937)       (2,292,985)
Net assets beginning of period ....................      406,263       429,156       9,526,024        11,819,009
                                                     -----------   -----------    ------------     -------------
Net assets end of period ..........................      377,093       406,263       9,337,087         9,526,024
                                                     ===========   ===========    ============     =============
 Units issued during the period ...................      167,644       151,235         133,496           173,312
 Units redeemed during the period .................     (166,534)     (152,655)       (250,127)         (323,568)
                                                     -----------   -----------    ------------     -------------
 Net units issued/(redeemed) during the period             1,110        (1,420)       (116,631)         (150,256)
                                                     ===========   ===========    ============     =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
FOR THE YEARS ENDED DECEMBER 31,


                                                              ProFund VP
                                                               UltraBull
                                                    -------------------------------
                                                          2006            2005
                                                    ---------------  --------------
From operations:
 Net investment income (loss) .....................  $    (108,760)  $    (143,397)
 Net realized gain (loss) on investments ..........        412,102       1,010,894
 Net change in unrealized appreciation
  (depreciation) ..................................      1,157,015        (823,554)
                                                     -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................      1,460,357          43,943
                                                     -------------   -------------
Contract transactions:
 Payments received from contractowners ............        275,890         465,268
 Transfers between subaccounts, net ...............       (174,082)       (869,596)
 Transfers for contract benefits and
  terminations ....................................     (1,362,724)     (1,087,446)
 Annual contract charges ..........................            (11)           (971)
                                                     -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (1,260,927)     (1,492,745)
                                                     -------------   -------------
Net increase/(decrease) in net assets .............        199,430      (1,448,802)
Net assets beginning of period ....................      7,893,225       9,342,027
                                                     -------------   -------------
Net assets end of period ..........................      8,092,655       7,893,225
                                                     =============   =============
 Units issued during the period ...................        109,741         118,811
 Units redeemed during the period .................       (186,464)       (214,387)
                                                     -------------   -------------
 Net units issued/(redeemed) during the period             (76,723)        (95,576)
                                                     =============   =============


                                                            Van Kampen UIF                 Van Kampen UIF
                                                         Global Value Equity              U.S. Real Estate
                                                     ----------------------------   ------------------------------
                                                          2006            2005           2006            2005
                                                     -------------   ------------   --------------  --------------
From operations:
 Net investment income (loss) .....................   $   (1,009)     $  (46,398)   $    (175,219)  $     (93,743)
 Net realized gain (loss) on investments ..........      899,876         270,146        7,798,743       3,366,101
 Net change in unrealized appreciation
  (depreciation) ..................................      519,265         105,323        5,941,063       1,967,106
                                                      ----------      ----------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................    1,418,132         329,071       13,564,587       5,239,464
                                                      ----------      ----------    -------------   -------------
Contract transactions:
 Payments received from contractowners ............      421,622         350,014        1,592,366       2,171,164
 Transfers between subaccounts, net ...............     (612,646)        204,973        3,227,086       3,086,005
 Transfers for contract benefits and
  terminations ....................................     (668,441)       (389,946)      (7,688,332)     (3,189,222)
 Annual contract charges ..........................           (8)         (1,081)             (61)         (3,904)
                                                      ----------      ----------    -------------   -------------
Net increase/decrease fom contract
 transactions .....................................     (859,473)        163,960       (2,868,941)      2,064,043
                                                      ----------      ----------    -------------   -------------
Net increase/(decrease) in net assets .............      558,659         493,031       10,695,646       7,303,507
Net assets beginning of period ....................    7,910,541       7,417,510       39,241,412      31,937,905
                                                      ----------      ----------    -------------   -------------
Net assets end of period ..........................    8,469,200       7,910,541       49,937,058      39,241,412
                                                      ==========      ==========    =============   =============
 Units issued during the period ...................      331,682         311,360          400,988         588,085
 Units redeemed during the period .................     (398,762)       (296,614)        (530,559)       (462,139)
                                                      ----------      ----------    -------------   -------------
 Net units issued/(redeemed) during the period           (67,080)         14,746         (129,571)        125,946
                                                      ==========      ==========    =============   =============

-------
(a) EQ/Boston Advisors Equity was substitued for EQ/MONY Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005
(c) EQ/Calvert Socially Responsible was substitued for EQ/Enterprise Global Socially Responsible on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substitued for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (See Note 5)
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005. (See Note 5)
(h) EQ/Money Market was substituted for EQ/MONY Money Market on
    September 9, 2005. (See Note 5)
(i) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5).
(j) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on
    November 3, 2006. (See Note 5)
(p) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(q) Commenced operations on November 3, 2006.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


1.  Organization and Business

    MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

    The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively, the "Variable Annuity Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company.

    There are sixty-four MONY America Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, AXA Premier VIP Trust ("VIP"), Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, Premier VIT (formerly PIMCO Advisors VIT), PIMCO Variable Insurance Trust, ProFunds, or The Universal Institutional Funds, Inc. (collectively, "the Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

    Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity policies will not be charged with liabilities arising out of other business MONY America may conduct.

    The Variable Account consists of the following variable investment options:

o AIM V.I. Basic Value                   o EQ/Money Market
o AIM V.I. Financial Services            o EQ/Montag & Caldwell Growth
o AIM V.I. Global Health Care            o EQ/PIMCO Real Return
o AIM V.I. Mid Cap Core Equity           o EQ/Short Duration Bond
o AIM V.I. Technology                    o EQ/Small Company Growth(2)
o Alger American Balanced                o EQ/TCW Equity
o Alger American MidCap Growth           o EQ/UBS Growth and Income
o AXA Premier VIP High Yield             o EQ/Van Kampen Emerging Markets Equity
o Dreyfus IP Small Cap Stock Index       o Fidelity VIP Contrafund(R)
o Dreyfus Stock Index Fund, Inc.         o Fidelity VIP Growth
o EQ/Bond Index(1)                       o Fidelity VIP Growth Opportunities
o EQ/Boston Advisors Equity Income       o Franklin Income Securities
o EQ/Calvert Socially Responsible        o Franklin Rising Dividends Securities
o EQ/Capital Guardian Research           o Franklin Zero Coupon 2010
o EQ/Caywood-Scholl High Yield Bond      o Janus Aspen Series Balanced
o EQ/Enterprise Moderate Allocation      o Janus Aspen Series Flexible Bond
o EQ/FI Mid Cap                          o Janus Aspen Series Forty
o EQ/GAMCO Mergers and Acquisitions      o Janus Aspen Series International Growth
o EQ/GAMCO Small Company Value           o Janus Aspen Series Mid Cap Growth
o EQ/Government Securities               o Janus Aspen Series Worldwide Growth
o EQ/International Growth                o MFS(R) Mid Cap Growth
o EQ/JPMorgan Core Bond                  o MFS(R) New Discovery
o EQ/Long Term Bond                      o MFS(R) Total Return
o EQ/Lord Abbett Growth and Income       o MFS(R) Utilities
o EQ/Lord Abbett Mid Cap Value           o Old Mutual Select Value
o EQ/Marsico Focus                       o Oppenheimer Global Securities
o EQ/Mercury Basic Value Equity          o Oppenheimer Main Street(R)

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


1.  Organization and Business (Concluded)

o PIMCO Global Bond (Unhedged)         o ProFund VP Bear
o PIMCO StocksPLUS Growth and Income   o ProFund VP Rising Rates Opportunity
o Premier VIT OpCap Equity             o ProFund VP UltraBull
o Premier VIT OpCap Managed            o Van Kampen UIF Global Value Equity
o Premier VIT OpCap Small Cap          o Van Kampen UIF U.S. Real Estate

(1)   Formerly known as EQ/Intermediate Term Bond
(2)   Formerly known as EQ/Bear Stearns Small Company Growth

    These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments:

    The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For EQ/Money Market, the net asset value is based on the amortized cost of the securities held, which approximates market value.

    Investment Transactions and Investment Income:

    Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

    Due to and Due From:

    Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowner.

    Contract Payments and Transfers:

    Payments received from contractowners represent contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

    Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges, if applicable.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


2.  Significant Accounting Policies (Concluded)

    Taxes:

    The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3.  Related Party Transactions

    Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

    With respect to certain variable contracts, a periodic deduction is made from the total amount under the Policy in each subaccount ("fund value") for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the contractowners. These deductions are treated by the Variable Account as contractowner redemptions. For the year ended December 31, 2006 the amount deducted for such purposes for all MONY America Variable Account subaccounts was 448,447,339.

    MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2006, MONY America received 2,153,354 in aggregate from certain Funds in connection with the MONY America subaccounts.

    Investment Manager and Advisors:

    EQAT and VIP have the right to issue two classes of shares--Class A and Class B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.15% of average daily net assets. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

    In the fourth quarter of 2005 AXA Financial completed its sale of The Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT Portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

    Contract Distribution and Principal Underwriter:

    AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Annuity policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Variable Annuity policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


3.  Related Party Transactions (Concluded)

    companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

    During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Annuity policies and the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors.


4.  Investment Transactions

    Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2006 were as follows:


                                              Cost of Shares      Proceeds from
                                                 Acquired        Shares Redeemed
                                             ----------------   ----------------
AIM V.I. Basic Value .....................      $ 2,852,072        $ 3,499,702
AIM V.I. Financial Services ..............          648,240            773,570
AIM V.I. Global Health Care ..............          443,606            988,933
AIM V.I. Mid Cap Core Equity .............        2,042,767          2,709,019
AIM V.I. Technology ......................          283,537            332,393
Alger American Balanced ..................        1,501,428          2,374,348
Alger American MidCap Growth .............        7,084,268          6,219,660
AXA Premier VIP High Yield ...............        1,313,216            616,107
Dreyfus IP Small Cap Stock Index .........        1,327,179          1,920,636
Dreyfus Stock Index Fund, Inc. ...........        1,400,386         15,097,352
EQ/Bond Index ............................        2,768,061          8,794,621
EQ/Boston Advisors Equity Income .........        6,517,542         13,844,125
EQ/Calvert Socially Responsible ..........          188,440            352,405
EQ/Capital Guardian Research .............            7,508             35,134
EQ/Caywood-Scholl High Yield Bond ........        3,688,286         12,853,801
EQ/Enterprise Moderate Allocation ........       11,692,055         90,001,807
EQ/FI Mid Cap ............................        1,375,784            761,171
EQ/GAMCO Mergers and Acquisitions ........        3,770,919          2,358,420
EQ/GAMCO Small Company Value .............       17,624,351         65,897,901
EQ/Government Securities .................        5,321,844         20,958,449
EQ/International Growth ..................        4,177,155          6,889,759
EQ/JPMorgan Core Bond ....................        3,184,287          3,004,284
EQ/Long Term Bond ........................        3,500,972         14,404,850
EQ/Lord Abbett Growth and Income .........        2,044,202            989,260
EQ/Lord Abbett Mid Cap Value .............        1,004,225          2,180,391
EQ/Marsico Focus .........................        1,495,987          8,530,429
EQ/Mercury Basic Value Equity ............        1,611,248          1,013,133
EQ/Money Market ..........................       53,329,281         63,070,330
EQ/Montag & Caldwell Growth ..............        1,747,111         53,492,839
EQ/PIMCO Real Return .....................        1,912,059          6,933,942
EQ/Short Duration Bond ...................        1,396,530          2,209,699
EQ/Small Company Growth ..................        3,426,209         14,399,616
EQ/TCW Equity ............................        2,143,044         39,870,671
EQ/UBS Growth and Income .................        2,134,015         21,007,538
EQ/Van Kampen Emerging Markets Equity ....        1,631,546            243,849
Fidelity VIP Contrafund(R) ...............        7,874,218         11,869,424
Fidelity VIP Growth ......................          220,385          6,989,346
Fidelity VIP Growth Opportunities ........          287,767          2,064,246
Franklin Income Securities ...............       10,322,817          5,243,456
Franklin Rising Dividends Securities .....        4,143,654          2,045,116
Franklin Zero Coupon 2010 ................        2,658,209            759,143
Janus Aspen Series Balanced ..............        2,098,837         11,971,073

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Continued)


                                               Cost of Shares    Proceeds from
                                                  Acquired      Shares Redeemed
                                               --------------   ---------------
Janus Aspen Series Flexible Bond ...........    $ 1,430,644       $ 3,182,456
Janus Aspen Series Forty ...................      4,108,070        10,126,495
Janus Aspen Series International Growth ....      5,071,292         5,210,686
Janus Aspen Series Mid Cap Growth ..........        391,799         6,514,351
Janus Aspen Series Worldwide Growth ........        818,252         9,015,876
MFS(R) Mid Cap Growth ......................        462,287         1,524,623
MFS(R) New Discovery .......................        315,724           850,134
MFS(R) Total Return ........................      2,078,496         4,533,623
MFS(R) Utilities ...........................      2,780,218         2,330,734
Old Mutual Select Value ....................      1,058,653         1,151,121
Oppenheimer Global Securities ..............     10,763,520         7,179,133
Oppenheimer Main Street(R) .................      1,689,196         1,961,854
PIMCO Global Bond (Unhedged) ...............      3,038,472         5,211,250
PIMCO StocksPLUS Growth and Income .........      3,452,304         5,743,414
Premier VIT OpCap Equity ...................         71,607            36,802
Premier VIT OpCap Managed ..................      1,104,423           895,311
Premier VIT OpCap Small Cap ................         51,027            42,477
ProFund VP Bear ............................      1,221,618         1,193,094
ProFund VP Rising Rates Opportunity ........      1,302,311         2,274,861
ProFund VP UltraBull .......................      2,151,540         3,091,834
Van Kampen UIF Global Value Equity .........      5,065,044         5,607,092
Van Kampen UIF U.S. Real Estate ............      9,231,587         9,364,673

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio                     Surviving Portfolio
------------------------------------------------------------------------------------------------------
                           The Dreyfus Socially Responsible
                           Growth Fund, Inc.                      EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
Shares                         139,519                               457,028
Value                      $     27.68                           $      8.45
Net assets before merger   $ 3,861,883                           $        --
Net assets after merger    $        --                           $ 3,861,883
------------------------------------------------------------------------------------------------------
                           Lord Abbett                           AXA Premier
                           Bond Debenture                        VIP High Yield
------------------------------------------------------------------------------------------------------
Shares                       1,362,619                             2,840,714
Value                      $     12.30                           $      5.90
Net assets before merger   $16,760,215                           $        --
Net assets after merger    $        --                           $16,760,215
------------------------------------------------------------------------------------------------------
                           Lord Abbett                           EQ/Lord Abbett
                           Growth and Income                     Growth and Income
------------------------------------------------------------------------------------------------------
Shares                       1,913,420                             4,685,895
Value                      $     29.51                           $     12.05
Net assets before merger   $56,465,032                           $        --
Net assets after merger    $        --                           $56,465,032
------------------------------------------------------------------------------------------------------
                           Lord Abbett                           EQ/Lord Abbett
                           Mid-Cap Value                         Mid Cap Value
------------------------------------------------------------------------------------------------------
Shares                       2,349,817                             4,401,770
Value                      $     22.61                           $     12.07
Net assets before merger   $53,129,369                           $        --
Net assets after merger    $        --                           $53,129,369
------------------------------------------------------------------------------------------------------
                           Old Mutual                            EQ/FI
                           Mid-Cap                               Mid Cap
------------------------------------------------------------------------------------------------------
Shares                       1,385,756                             2,193,683
Value                      $     16.97                           $     10.72
Net assets before merger   $23,516,282                           $        --
Net assets after merger    $        --                           $23,516,282
------------------------------------------------------------------------------------------------------
                           PIMCO                                 EQ/JPMorgan
                           Real Return                           Core Bond
------------------------------------------------------------------------------------------------------
Shares                       5,173,915                             5,647,584
Value                      $     12.40                           $     11.36
Net assets before merger   $64,156,551                           $        --
Net assets after merger    $        --                           $64,156,551
------------------------------------------------------------------------------------------------------
                           Van Kampen UIF                        EQ/Van Kampen
                           Emerging Markets Equity               Emerging Markets Equity
------------------------------------------------------------------------------------------------------
Shares                         770,119                               856,997
Value                      $     17.46                           $     15.69
Net assets before merger   $13,446,282                           $        --
Net assets after merger    $        --                           $13,446,282
------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)


--------------------------------------------------------------------------------
September 9, 2005          Removed Portfolio             Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/Enterprise
                           Capital Appreciation          EQ/Marsico Focus
--------------------------------------------------------------------------------
Shares -- Class B            4,855,499                      2,371,737
Value -- Class B           $      7.41                   $      15.17
Net assets before merger   $35,979,247                   $         --
Net assets after merger    $        --                   $ 35,979,247
--------------------------------------------------------------------------------
                           EQ/Enterprise                 EQ/Mercury Basic
                           Deep Value                    Value Equity
--------------------------------------------------------------------------------
Shares -- Class B              254,855                        218,283
Value -- Class B           $     13.31                   $      15.54
Net assets before merger   $ 3,392,120                   $         --
Net assets after merger    $        --                   $  3,392,120
--------------------------------------------------------------------------------
                           EQ/Enterprise
                           Global Socially               EQ/Calvert Socially
                           Responsive                    Responsible
--------------------------------------------------------------------------------
Shares -- Class B              100,410                        141,972
Value -- Class B           $     11.58                   $       8.19
Net assets before merger   $ 1,162,749                   $         --
Net assets after merger    $        --                   $  1,162,749
--------------------------------------------------------------------------------
                           EQ/Enterprise Multi-          EQ/Montag &
                           Cap Growth                    Caldwell Growth
--------------------------------------------------------------------------------
Shares -- Class B            4,845,514                      8,025,676
Value -- Class B           $      8.53                   $       5.15
Net assets before merger   $41,332,233                   $175,510,673
Net assets after merger    $        --                   $216,842,906
--------------------------------------------------------------------------------
                           EQ/MONY                       EQ/Capital
                           Diversified                   Guardian Research
--------------------------------------------------------------------------------
Shares -- Class A               18,739                         17,783
Value -- Class A           $     11.72                   $      12.35
Net assets before merger   $   219,622                   $         --
Net assets after merger    $        --                   $    219,622
--------------------------------------------------------------------------------
                           EQ/MONY Equity                EQ/Capital
                           Growth                        Guardian Research
--------------------------------------------------------------------------------
Shares -- Class A               19,426                         31,994
Value -- Class A           $     20.34                   $      12.35
Net assets before merger   $   395,126                   $         --
Net assets after merger    $        --                   $    395,126
--------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------
September 9, 2005          Removed Portfolio         Surviving Portfolio
--------------------------------------------------------------------------------
                                                     EQ/Boston
                           EQ/MONY Equity            Advisors Equity
                           Income                    Income
--------------------------------------------------------------------------------
Share -- Class A                37,619                    89,578
Share -- Class B                    --                 9,248,169
Value -- Class A           $     15.43               $      6.48
Value -- Class B           $        --               $      6.49
Net assets before merger   $   580,462               $60,020,617
Net assets after merger    $        --               $60,601,079
--------------------------------------------------------------------------------
                           EQ/MONY Money
                           Market                    EQ/Money Market
--------------------------------------------------------------------------------
Shares -- Class A           98,517,892                98,517,892
Value -- Class A           $      1.00               $      1.00
Net assets before merger   $98,517,892               $        --
Net assets after merger    $        --               $98,517,892
--------------------------------------------------------------------------------

    Effective March 24, 2005 Premier VIT OpCap U.S. Government Income (formerly known as PIMCO Advisors VIT OpCap U.S. Government Income) was removed from the Variable Account as a variable investment option. Contractowners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Premier VIT OpCap U.S. Government Income among the other variable investment options in the Variable Account. Any amounts remaining in the investment option on March 24, 2005 were defaulted to EQ/Money Market.

    Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of contractowners' units, and did not constitute a taxable event.


6.  Financial Highlights

    The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

    Financial highlights for the years ended December 31, 2006, 2005 and 2004 are presented in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

    During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 are presented for each portfolio of the Funds rather than each Variable Annuity Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Annuity Policies.

    The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

    Contractowner Charges:

    Mortality & Expense Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 1.20% to a high of 2.85%.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

    Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. The charge would be deducted from the fund value.

    Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


                                                                    At December 31,
                                                 --------------------------------------------------------
                                                                 Units                     Unit Value
                                                              Outstanding               Lowest to Highest
                                                 -------------------------------------- -----------------
                                                     2006         2005         2004           2006
                                                 ------------ ------------ ------------ ----------------
AIM V.I. Basic Value ...........................  1,038,371    1,112,555    1,116,875   $14.95 to $16.10
AIM V.I. Financial Services ....................    249,434      260,439      263,257     13.48 to 14.59
AIM V.I. Global Health Care ....................    425,878      464,986      477,569     12.10 to 12.98
AIM V.I. Mid Cap Core Equity ...................    549,893      649,849      608,954     14.84 to 14.92
AIM V.I. Technology ............................    197,609      200,307      222,032      9.22 to 13.45
Alger American Balanced ........................    818,786      943,643    1,019,597     11.80 to 11.86
Alger American MidCap Growth ...................  1,720,324    1,906,811    2,000,444     14.89 to 16.18
AXA Premier VIP High Yield (j) (l) .............  1,186,596           --           --     11.75 to 14.33
Dreyfus IP Small Cap Stock Index ...............    467,577      508,667      472,079     17.52 to 17.89
Dreyfus Stock Index Fund, Inc. .................  5,268,532    6,734,123    8,132,629              10.30
EQ/Bond Index ..................................  1,762,331    2,236,904    2,798,876     12.70 to 25.05
EQ/Boston Advisors Equity Income (a) ...........  3,910,943    4,657,351    4,540,100     15.06 to 16.01
EQ/Calvert Socially Responsible (b) (c) (k) ....    596,768      111,380           --     10.75 to 10.82
EQ/Capital Guardian Research (b) (d) ...........     58,010       60,337           --              11.50
EQ/Caywood to Scholl High Yield Bond ...........  2,795,291    3,508,055    4,169,039     14.58 to 21.68
EQ/Enterprise Moderate Allocation (e) .......... 13,007,602   16,217,357   19,181,899     11.30 to 12.97
EQ/FI Mid Cap (j) (o) ..........................  1,571,272           --           --     15.85 to 16.05
EQ/GAMCO Mergers and Acquisitions ..............    780,735      690,567      602,604     12.17 to 12.57
EQ/GAMCO Small Company Value ...................  8,478,066   10,518,480   11,851,542     17.26 to 18.11
EQ/Government Securities .......................  5,403,083    6,889,765    7,997,304      9.65 to 10.79
EQ/International Growth ........................  2,429,300    2,612,697    3,004,965     12.69 to 17.81
EQ/JPMorgan Core Bond (j) (p) ..................  4,713,731           --           --     10.56 to 13.54
EQ/Long Term Bond ..............................  2,985,244    3,747,828    4,450,508     10.16 to 12.53
EQ/Lord Abbett Growth and Income (j) (m) .......  4,242,275           --           --     14.16 to 14.90
EQ/Lord Abbett Mid Cap Value (j) (n) ...........  3,513,649           --           --     15.46 to 16.67
EQ/Marsico Focus (b) (f) .......................  2,697,953    3,382,866           --              11.42
EQ/Mercury Basic Value Equity (b) (g) ..........    364,189      334,495           --     12.05 to 12.20
EQ/Money Market (b) (h) ........................  7,997,744    9,087,032           --     10.20 to 10.42
EQ/Montag & Caldwell Growth (i) ................ 15,865,277   21,013,449   20,456,697     10.52 to 11.76
EQ/PIMCO Real Return ...........................  1,647,715    2,137,878    2,314,751      9.71 to 11.26
EQ/Short Duration Bond .........................    576,197      667,242      702,782      9.75 to 10.32
EQ/Small Company Growth ........................  3,449,771    4,076,837    4,667,787     12.60 to 14.68
EQ/TCW Equity ..................................  5,656,679    7,804,903    9,624,536      9.75 to 44.03
EQ/UBS Growth and Income .......................  6,168,924    7,688,108    8,992,823     12.89 to 15.31
EQ/Van Kampen Emerging Markets Equity (j) (q) ..    573,647           --           --     26.32 to 29.45
Fidelity VIP Contrafund(R) .....................  4,132,884    4,769,384    5,109,618              14.29
Fidelity VIP Growth ............................  2,490,777    3,313,005    4,068,605               8.20
Fidelity VIP Growth Opportunities ..............    723,357      952,026    1,218,904               7.86
Franklin Income Securities .....................  2,071,679    1,770,152    1,304,376     14.80 to 15.89
Franklin Rising Dividends Securities ...........    964,334      822,403      804,923     14.47 to 15.56
Franklin Zero Coupon 2010 ......................    408,570      220,809      171,289       9.65 to 9.85
Janus Aspen Series Balanced ....................  3,539,301    4,375,862    5,057,432              12.91
Janus Aspen Series Flexible Bond ...............  1,130,834    1,313,670    1,458,190     10.05 to 12.09
Janus Aspen Series Forty .......................  3,215,231    3,784,324    4,360,863     14.06 to 15.15
Janus Aspen Series International Growth ........  1,931,589    1,950,299    2,028,324     21.78 to 27.64
Janus Aspen Series Mid Cap Growth ..............  2,826,266    3,502,925    4,107,171               9.11


                                                                                  At December 31,
                                                    ------------------------------------------------------------------------
                                                                    Unit Value                            Net Assets
                                                                 Lowest to Highest                          (000's)
                                                    -----------------------------------     --------------------------------
                                                            2005             2004              2006       2005       2004
                                                    ------------------ ----------------     ---------- ---------- ----------
AIM V.I. Basic Value ...........................      $13.59 to $14.40 $13.22 to $13.78      $ 16,149   $ 15,557   $ 14,999
AIM V.I. Financial Services ....................        11.72 to 12.89   11.20 to 12.52         3,407      3,111      3,021
AIM V.I. Global Health Care ....................        11.64 to 12.69   10.89 to 12.07         5,016      5,303      5,119
AIM V.I. Mid Cap Core Equity ...................        13.50 to 13.80   12.70 to 13.19         8,537      9,216      8,150
AIM V.I. Technology ............................         8.45 to 12.53    8.37 to 12.62         1,917      1,782      1,960
Alger American Balanced ........................        11.46 to 11.59   10.70 to 11.00         9,555     10,699     10,856
Alger American MidCap Growth ...................        13.68 to 15.11   12.61 to 14.16        24,901     25,454     24,687
AXA Premier VIP High Yield (j)(l) ..............                    --               --        16,661         --         --
Dreyfus IP Small Cap Stock Index ...............        15.75 to 15.82   14.93 to 15.11         8,263      7,985      7,029
Dreyfus Stock Index Fund, Inc. .................                  9.04             8.75        54,242     60,838     71,132
EQ/Bond Index ..................................        12.40 to 24.43   12.45 to 24.51        26,540     32,786     41,263
EQ/Boston Advisors Equity Income (a) ...........        13.14 to 14.20   12.52 to 13.76        56,007     58,389     54,514
EQ/Calvert Socially Responsible (b)(c)(k) ......        10.40 to 10.50               --         4,971      1,158         --
EQ/Capital Guardian Research (b)(d) ............                 10.36               --           667        625         --
EQ/Caywood to Scholl High Yield Bond ...........        13.69 to 20.33   13.51 to 20.04        44,667     52,720     61,983
EQ/Enterprise Moderate Allocation (e) ..........        10.38 to 12.11    9.99 to 11.85       348,830    401,396    464,811
EQ/FI Mid Cap (j) (o) ..........................                    --               --        24,229         --         --
EQ/GAMCO Mergers and Acquisitions ..............        11.16 to 11.35   10.98 to 10.98         9,889      7,901      6,690
EQ/GAMCO Small Company Value ...................        14.94 to 15.43   14.74 to 14.96       261,855    279,022    315,107
EQ/Government Securities .......................         9.58 to 10.53    9.73 to 10.52        62,860     78,982     92,409
EQ/International Growth ........................        10.24 to 14.35    9.18 to 12.86        34,960     30,532     31,601
EQ/JPMorgan Core Bond (j)(p) ...................                    --               --        62,104         --         --
EQ/Long Term Bond ..............................        10.24 to 12.42   10.22 to 12.20        47,465     59,589     70,378
EQ/Lord Abbett Growth and Income (j)(m) ........                    --               --        58,890         --         --
EQ/Lord Abbett Mid Cap Value (j)(n) ............                    --               --        53,668         --         --
EQ/Marsico Focus (b)(f) ........................                 10.58               --        30,801     35,796         --
EQ/Mercury Basic Value Equity (b)(g) ...........        10.21 to 10.25               --         4,430      3,417         --
EQ/Money Market (b)(h) .........................        10.02 to 10.07               --        83,239     92,980         --
EQ/Montag & Caldwell Growth (i) ................         9.87 to 11.21    9.47 to 10.94       160,312    199,621    187,040
EQ/PIMCO Real Return ...........................         9.95 to 11.35   10.15 to 11.40        18,275     23,974     26,154
EQ/Short Duration Bond .........................         9.65 to 10.05    9.80 to 10.03         5,891      6,668      7,034
EQ/Small Company Growth ........................        11.57 to 13.70   10.88 to 13.10        54,910     60,745     66,459
EQ/TCW Equity ..................................        10.30 to 46.43   10.04 to 45.22       102,878    146,870    176,642
EQ/UBS Growth and Income .......................        11.43 to 13.80   10.62 to 13.03        80,414     89,065     96,990
EQ/Van Kampen Emerging Markets Equity (j)(q) ...                    --               --        15,310         --         --
Fidelity VIP Contrafund(R) .....................                 12.98            11.26        59,086     61,925     57,541
Fidelity VIP Growth ............................                  7.79             7.47        20,410     25,784     30,375
Fidelity VIP Growth Opportunities ..............                  7.57             7.05         5,687      7,204      8,588
Franklin Income Securities .....................        12.88 to 13.60   13.04 to 13.55        32,424     23,774     17,468
Franklin Rising Dividends Securities ...........        12.70 to 13.45   12.64 to 13.16        14,729     10,888     10,466
Franklin Zero Coupon 2010 ......................          9.70 to 9.74     9.72 to 9.85         4,054      2,173      1,688
Janus Aspen Series Balanced ....................                 11.82            11.10        45,702     51,721     56,125
Janus Aspen Series Flexible Bond ...............         9.95 to 11.77   10.07 to 11.71        13,337     15,146     16,795
Janus Aspen Series Forty .......................        13.04 to 14.29   11.73 to 13.06        38,046     40,810     41,861
Janus Aspen Series International Growth ........        15.03 to 19.40   11.53 to 15.12        43,172     30,254     24,302
Janus Aspen Series Mid Cap Growth ..............                  8.13             7.33        25,751     28,469     30,123

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                               At December 31,
                                           ------------------------------------------------------
                                                          Units                     Unit Value
                                                       Outstanding              Lowest to Highest
                                           ----------------------------------- ------------------
                                               2006        2005        2004           2006
                                           ----------- ----------- ----------- ------------------
Janus Aspen Series Worldwide Growth .....   2,964,196   3,890,587   4,838,805   $          10.02
MFS(R) Mid Cap Growth ...................     423,138     543,205     571,375      9.47 to 13.53
MFS(R) New Discovery ....................     423,729     472,870     539,500     11.35 to 14.23
MFS(R) Total Return .....................   1,638,899   1,910,838   1,916,428     12.88 to 12.93
MFS(R) Utilities ........................     488,784     487,315     398,406     21.89 to 22.64
Old Mutual Select Value .................     511,247     526,361     563,144     11.45 to 14.28
Oppenheimer Global Securities ...........   2,126,796   2,045,399   1,654,402     19.68 to 21.20
Oppenheimer Main Street(R) ..............     593,847     609,125     643,114     14.15 to 15.05
PIMCO Global Bond (Unhedged) ............   1,539,067   1,732,606   1,737,238     10.37 to 14.01
PIMCO StocksPLUS Growth and Income ......   2,947,792   3,231,976   3,377,267     13.56 to 14.13
Premier VIT OpCap Equity ................      18,437      18,699      19,899              59.92
Premier VIT OpCap Managed ...............     125,735     137,643     151,589              69.34
Premier VIT OpCap Small Cap .............      12,111      12,486      15,011              70.76
ProFund VP Bear .........................      59,452      58,342      59,762       6.13 to 6.36
ProFund VP Rising Rates Opportunity .....   1,029,723   1,146,354   1,296,610       8.28 to 9.30
ProFund VP UltraBull ....................     437,869     514,592     610,168     17.77 to 18.20
Van Kampen UIF Global Value Equity ......     603,039     670,119     655,373     14.22 to 16.73
Van Kampen UIF U.S. Real Estate .........   1,881,048   2,010,619   1,884,673     24.51 to 28.16


                                                                      At December 31,
                                            -----------------------------------------------------------------------
                                                         Unit Value                           Net Assets
                                                     Lowest to Highest                          (000's)
                                            ----------------------------------    ---------------------------------
                                                   2005             2004             2006       2005       2004
                                             ---------------- ----------------    ---------- ---------- ----------
Janus Aspen Series Worldwide Growth .....    $          8.59  $           8.22     $ 29,663    $ 33,387   $ 39,761
MFS(R) Mid Cap Growth ...................      9.35 to 13.57     9.18 to 13.54        4,079       5,221      5,411
MFS(R) New Discovery ....................     10.15 to 12.93     9.76 to 12.64        4,880       4,893      5,401
MFS(R) Total Return .....................     11.70 to 11.84    11.51 to 11.85       21,211      22,481     22,298
MFS(R) Utilities ........................     17.16 to 17.46    15.11 to 15.12       10,600       8,177      5,821
Old Mutual Select Value .................      9.22 to 11.69     8.92 to 11.51        5,809       4,834      5,055
Oppenheimer Global Securities ...........     17.25 to 18.28    15.56 to 16.22       44,242      36,720     26,369
Oppenheimer Main Street(R) ..............     12.68 to 13.28    12.34 to 12.71        8,659       7,879      8,016
PIMCO Global Bond (Unhedged) ............     10.20 to 13.55    11.23 to 14.68       20,967      22,862     24,940
PIMCO StocksPLUS Growth and Income ......     11.95 to 12.66    11.69 to 12.59       38,870      37,796     38,813
Premier VIT OpCap Equity ................              52.63             49.78        1,105         984        990
Premier VIT OpCap Managed ...............              64.03             61.58        8,717       8,811      9,333
Premier VIT OpCap Small Cap .............              57.74             58.43          857         721        877
ProFund VP Bear .........................       6.81 to 6.96      7.11 to 7.14          377         406        429
ProFund VP Rising Rates Opportunity .....       7.74 to 8.55      8.64 to 9.39        9,337       9,526     11,819
ProFund VP UltraBull ....................     14.62 to 15.21    14.42 to 15.25        8,093       7,893      9,342
Van Kampen UIF Global Value Equity ......     11.87 to 14.20    11.36 to 13.81        8,469       7,911      7,418
Van Kampen UIF U.S. Real Estate .........     18.27 to 20.64    16.06 to 17.85       49,937      39,241     31,938

-----------------------------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity
    Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise
    Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep
    Value on September 9, 2005.
(h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.
(i) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(j) Units were made available for sale on November 3, 2006.
(k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(l) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(n) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap
    Value on November 3, 2006.
(o) EQ/FI Mid Cap was substituted for Old Mutual Mid to Cap on November 3, 2006.
(p) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006.
(q) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                                           For the period ending December 31,
                                                    --------------------------------------------------------------------------------
                                                               Investment                            Expense Ratio**
                                                                 Income                                 Lowest to
                                                                 Ratio*                                   Highest
                                                    --------------------------------  ----------------------------------------------
                                                       2006       2005       2004           2006             2005          2004
                                                    ---------- ---------- ----------  ---------------- --------------- ------------
AIM V.I. Basic Value .............................     0.38%      0.09%       0.00%    1.20 to 2.85%    1.20 to 2.85%  1.20 to 2.85%
AIM V.I. Financial Services ......................     1.58       1.41        0.81     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
AIM V.I. Global Health Care ......................     0.00       0.00        0.00     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
AIM V.I. Mid Cap Core Equity .....................     0.91       0.52        0.20     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
AIM V.I. Technology ..............................     0.00       0.00        0.00     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Alger American Balanced ..........................     1.58       1.63        1.47     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Alger American MidCap Growth .....................     0.00       0.00        0.00     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
AXA Premier VIP High Yield (j)(l) ................     6.91         --          --     1.20 to 2.85               --             --
Dreyfus IP Small Cap Stock Index .................     0.40       0.00        0.55     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Dreyfus Stock Index Fund, Inc. ...................     1.62       1.58        1.78             1.35             1.35           1.35
EQ/Bond Index ....................................     4.28       4.10        8.99     1.25 to 1.35     1.25 to 1.35   1.25 to 1.35
EQ/Boston Advisors Equity Income (a) .............     1.64       1.34        2.54     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Calvert Socially Responsible (b)(c)(k) ........     0.00       0.00          --     1.20 to 2.85     1.20 to 2.85             --
EQ/Capital Guardian Research (b)(d) ..............     0.83       0.75          --             1.25             1.25             --
EQ/Caywood-Scholl High Yield Bond ................     5.15       5.16       11.19     1.25 to 1.35     1.25 to 1.35   1.25 to 1.35
EQ/Enterprise Moderate Allocation (e) ............     2.59       2.66        2.72     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/FI Mid Cap (j)(o) .............................     0.26         --          --     1.20 to 2.85               --             --
EQ/GAMCO Mergers and Acquisitions ................     1.98       0.65        0.08     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/GAMCO Small Company Value .....................     0.78       0.40        0.02     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Government Securities .........................     4.07       3.26        5.50     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/International Growth ..........................     0.74       1.47        1.14     1.25 to 1.35     1.25 to 1.35   1.25 to 1.35
EQ/JPMorgan Core Bond (j)(p) .....................     4.42       0.00        0.00     1.20 to 2.85               --             --
EQ/Long Term Bond ................................     3.80       1.87        9.95     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Lord Abbett Growth and Income (j)(m) ..........     0.78       0.00        0.00     1.20 to 2.85               --             --
EQ/Lord Abbett Mid Cap Value (j)(n) ..............     0.62         --          --     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Marsico Focus (b)(f) ..........................     0.15         --          --             1.35             1.35             --
EQ/Mercury Basic Value Equity (b)(g) .............     1.35       0.89          --     1.20 to 2.85     1.20 to 2.85             --
EQ/Money Market (b)(h) ...........................     4.62       1.08          --     1.20 to 2.85     1.20 to 2.85             --
EQ/Montag & Caldwell Growth (i) ..................     0.17       0.25        0.41     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/PIMCO Real Return .............................     3.12       1.66        2.12     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Short Duration Bond ...........................     3.23       0.99        2.73     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Small Company Growth ..........................     0.00         --          --     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/TCW Equity ....................................     0.00         --          --     1.25 to 1.35     1.25 to 1.35   1.25 to 1.35
EQ/UBS Growth and Income .........................     0.69       0.64        1.64     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
EQ/Van Kampen Emerging Markets Equity (j)(q) .....     0.60         --          --     1.20 to 2.85               --             --
Fidelity VIP Contrafund(R) .......................     1.09       0.20        0.26             1.35             1.35           1.35
Fidelity VIP Growth ..............................     0.31       0.41        0.17             1.35             1.35           1.35
Fidelity VIP Growth Opportunities ................     0.67       0.90        0.51             1.35             1.35           1.35
Franklin Income Securities .......................     3.44       3.56        3.16     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Franklin Rising Dividends Securities .............     1.05       0.92        0.66     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Franklin Zero Coupon 2010 ........................     3.61       3.62        4.72     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Janus Aspen Series Balanced ......................     2.08       2.24        2.19             1.35             1.35           1.35
Janus Aspen Series Flexible Bond .................     3.92       5.05        6.18     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Janus Aspen Series Forty .........................     0.29       0.17        0.22     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Janus Aspen Series International Growth ..........     1.87       1.08        0.90     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Janus Aspen Series Mid Cap Growth ................     0.00         --          --             1.35             1.35           1.35
Janus Aspen Series Worldwide Growth ..............     1.70       1.34        0.97             1.35             1.35           1.35
MFS(R) Mid Cap Growth ............................     0.00         --          --     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
MFS(R) New Discovery .............................     0.00         --          --     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
MFS(R) Total Return ..............................     2.37       2.02        1.57     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
MFS(R) Utilities .................................     2.01       0.59        1.30     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Old Mutual Select Value ..........................     1.49       1.97        2.29     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Oppenheimer Global Securities ....................     0.85       0.80        0.81     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Oppenheimer Main Street(R) .......................     0.95       1.21        0.59     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
PIMCO Global Bond (Unhedged) .....................     3.32       2.51        1.87     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
PIMCO StocksPLUS Growth and Income ...............     4.92       2.33        1.81     1.20 to 2.85     1.20 to 2.85   1.20 to 2.85
Premier VIT OpCap Equity .........................     0.44       0.42        0.95             1.25             1.25           1.25

                                                              For the period ending December 31,
                                                      ------------------------------------------------------
                                                                       Total Return***
                                                                         Lowest to
                                                                          Highest
                                                      ------------------------------------------------------
                                                           2006               2005               2004
                                                      -----------------  ----------------  -----------------
AIM V.I. Basic Value ..............................     10.01 to 11.81%     2.80 to 4.50%      7.92 to 9.71%
AIM V.I. Financial Services .......................     13.19 to 15.02      2.96 to 4.64       5.56 to 7.38
AIM V.I. Global Health Care .......................       2.29 to 3.95      5.14 to 6.89       4.50 to 6.24
AIM V.I. Mid Cap Core Equity ......................       8.12 to 9.93      4.62 to 6.30     10.56 to 12.49
AIM V.I. Technology ...............................       7.34 to 9.11    (0.71) to 0.96       4.04 to 5.82
Alger American Balanced ...........................       1.81 to 3.49      5.36 to 7.10       1.57 to 3.28
Alger American MidCap Growth ......................       7.08 to 8.85      6.71 to 8.49      9.85 to 11.69
AXA Premier VIP High Yield (j) (l) ................       1.29 to 1.49                --                 --
Dreyfus IP Small Cap Stock Index ..................     11.24 to 13.08      4.24 to 5.96     18.42 to 20.40
Dreyfus Stock Index Fund, Inc. ....................              13.94              3.31               9.24
EQ/Bond Index .....................................       2.42 to 2.54  (0.40) to (0.33)       0.24 to 0.33
EQ/Boston Advisors Equity Income (a) ..............     12.75 to 14.61      3.20 to 4.95     14.57 to 16.47
EQ/Calvert Socially Responsible (b) (c) (k) .......       2.38 to 4.04      2.54 to 2.97                 --
EQ/Capital Guardian Research (b) (d) ..............              11.00              1.57                 --
EQ/Caywood-Scholl High Yield Bond .................       6.50 to 6.64      1.33 to 1.45       8.25 to 8.32
EQ/Enterprise Moderate Allocation (e) .............       7.10 to 8.86      2.11 to 3.90       5.52 to 7.30
EQ/FI Mid Cap (j) (o) .............................       2.43 to 2.72                --                 --
EQ/GAMCO Mergers and Acquisitions .................      9.05 to 10.75      1.64 to 3.37       2.33 to 4.08
EQ/GAMCO Small Company Value ......................     15.53 to 17.37      1.36 to 3.14     17.54 to 19.49
EQ/Government Securities ..........................       0.73 to 2.47    (1.54) to 0.19     (1.52) to 0.10
EQ/International Growth ...........................     23.93 to 24.11    11.55 to 11.59       3.85 to 3.96
EQ/JPMorgan Core Bond (j) (p) .....................     (0.09) to 0.22                --                 --
EQ/Long Term Bond .................................     (0.78) to 0.89      0.20 to 1.80       4.82 to 6.64
EQ/Lord Abbett Growth and Income (j) (m) ..........       2.83 to 3.13                --                 --
EQ/Lord Abbett Mid Cap Value (j) (n) ..............       1.96 to 2.25                --                 --
EQ/Marsico Focus (b) (f) ..........................               7.94              4.86                 --
EQ/Mercury Basic Value Equity (b) (g) .............     17.56 to 19.49      1.18 to 1.69                 --
EQ/Money Market (b) (h) ...........................       1.80 to 3.48      0.20 to 0.70                 --
EQ/Montag & Caldwell Growth (i) ...................       4.91 to 6.59      2.47 to 4.22       1.11 to 2.82
EQ/PIMCO Real Return ..............................   (2.41) to (0.79)  (1.97) to (0.44)       1.81 to 3.54
EQ/Short Duration Bond ............................       1.04 to 2.69    (1.53) to 0.20     (1.11) to 0.40
EQ/Small Company Growth ...........................       7.15 to 8.90      4.58 to 6.34      9.26 to 11.13
EQ/TCW Equity .....................................   (5.34) to (5.17)      2.59 to 2.68     12.05 to 12.10
EQ/UBS Growth and Income ..........................     10.94 to 12.77      5.91 to 7.63     10.05 to 11.91
EQ/Van Kampen Emerging Markets Equity (j) (q) .....       9.07 to 9.35                --                 --
Fidelity VIP Contrafund(R) ........................              10.09             15.28              13.74
Fidelity VIP Growth ...............................               5.26              4.28               1.91
Fidelity VIP Growth Opportunities .................               3.83              7.38               5.70
Franklin Income Securities ........................     14.91 to 16.84    (1.23) to 0.37     10.60 to 12.54
Franklin Rising Dividends Securities ..............     13.85 to 15.69      0.47 to 2.20       7.85 to 9.67
Franklin Zero Coupon 2010 .........................     (0.52) to 1.13    (1.52) to 0.21       1.55 to 3.18
Janus Aspen Series Balanced .......................               9.22              6.49               7.04
Janus Aspen Series Flexible Bond ..................       1.01 to 2.72    (1.19) to 0.51       0.80 to 2.45
Janus Aspen Series Forty ..........................       6.02 to 7.82     9.42 to 11.17     14.66 to 16.60
Janus Aspen Series International Growth ...........     42.47 to 44.91    28.31 to 30.36     15.33 to 17.29
Janus Aspen Series Mid Cap Growth .................              12.05             10.91              18.99
Janus Aspen Series Worldwide Growth ...............              16.65              4.50               3.40
MFS(R) Mid Cap Growth .............................     (0.29) to 1.28      0.22 to 1.85     11.35 to 13.19
MFS(R) New Discovery ..............................     10.05 to 11.82      2.29 to 4.00       3.52 to 5.29
MFS(R) Total Return ...............................      8.78 to 10.51    (0.08) to 1.65       8.22 to 9.93
MFS(R) Utilities ..................................     27.56 to 29.67    13.57 to 15.48     26.55 to 28.68
Old Mutual Select Value ...........................     22.16 to 24.19      1.56 to 3.36       0.00 to 1.59
Oppenheimer Global Securities .....................     14.09 to 15.97    10.86 to 12.70     15.52 to 17.45
Oppenheimer Main Street(R) ........................     11.59 to 13.33      2.76 to 4.48       6.01 to 7.89
PIMCO Global Bond (Unhedged) ......................       1.67 to 3.39  (9.17) to (7.70)       7.46 to 9.23
PIMCO StocksPLUS Growth and Income ................     11.61 to 13.47      0.56 to 2.22       7.70 to 9.56
Premier VIT OpCap Equity ..........................              13.85              5.73              10.52

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                            For the period ending December 31,
                                           -------------------------------------------------------------------
                                                Investment                       Expense Ratio**
                                                  Income                            Lowest to
                                                  Ratio*                             Highest
                                           --------------------   --------------------------------------------
                                            2006   2005   2004         2006           2005           2004
                                           ------ ------ ------   -------------- -------------   -------------
Premier VIT OpCap Managed ..............   1.79%   1.19%  1.49%            1.25%          1.25%          1.25%
Premier VIT OpCap Small Cap ............   0.00      --   0.05             1.25           1.25           1.25
ProFund VP Bear ........................   1.28      --     --     1.20 to 2.85   1.20 to 2.85   1.20 to 2.85
ProFund VP Rising Rates Opportunity ....   1.80      --     --     1.20 to 2.85   1.20 to 2.85   1.20 to 2.85
ProFund VP UltraBull ...................   0.38    0.10     --     1.20 to 2.85   1.20 to 2.85   1.20 to 2.85
Van Kampen UIF Global Value Equity .....   1.61    0.38   0.67     1.20 to 2.85   1.20 to 2.85   1.20 to 2.85
Van Kampen UIF U.S. Real Estate ........   1.10    1.23   1.60     1.20 to 2.85   1.20 to 2.85   1.20 to 2.85


                                                       For the period ending December 31,
                                           ----------------------------------------------------------
                                                                Total Return***
                                                                   Lowest to
                                                                    Highest
                                           ----------------------------------------------------------
                                                  2006                2005                2004
                                           -----------------  ------------------  -------------------
Premier VIT OpCap Managed ................             8.29%               3.98%                9.38%
Premier VIT OpCap Small Cap ..............            22.55                1.18                16.42
ProFund VP Bear .......................... (9.99) to (8.62)    (4.22) to (2.52)   (12.76) to (11.41)
ProFund VP Rising Rates Opportunity ......     6.98 to 8.77   (10.42) to (8.95)   (13.43) to (12.00)
ProFund VP UltraBull .....................   19.66 to 21.55      (0.26) to 1.39       13.89 to 15.82
Van Kampen UIF Global Value Equity .......   17.82 to 19.80      30.14 to 32.27       19.61 to 21.65
Van Kampen UIF U.S. Real Estate ..........   34.15 to 36.43      13.76 to 15.63       32.62 to 34.82

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

(b) Units were made available for sale on September 9, 2005.

(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.

(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.

(h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.

(I) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

(j) Units were made available for sale on November 3, 2006.

(k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.

(l) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006.

(m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.

(n) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 2006.

(o) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006.

(p) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006.

(q) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                                        At December 31, 2003
                                                           ----------------------------------------------
                                                                              Unit Value
                                                               Units          Lowest to       Net Assets
                                                            Outstanding        Highest          (000's)
                                                           ------------- ------------------- ------------
AIM V.I. Basic Value Fund--Series I (3) ..................     497,391   $          12.60     $     6,134
AIM V.I. Financial Services Portfolio ....................     203,380     10.43 to 10.95           2,183
AIM V.I. Health Sciences Portfolio .......................     354,074      9.94 to 10.25           3,590
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ..........     218,390              12.22           2,607
AIM V.I. Telecommunications Portfolio ....................     143,026       7.91 to 8.65           1,209
Alger American Balanced Portfolio--Class O ...............     777,242     10.25 to 10.36           8,059
Alger American Mid Cap Growth Portfolio--Class O .........   1,474,168     10.87 to 11.29          16,376
Dreyfus Stock Index Portfolio--Initial Class .............   9,138,583               8.01          73,225
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class (4) ................................................     171,894     12.36 to 12.41           2,143
EQ/Enterprise Equity Portfolio ...........................  11,177,164      8.96 to 40.34         186,271
EQ/Enterprise Equity Income Portfolio ....................   3,713,560      9.82 to 10.75          38,482
EQ/Enterprise Growth and Income Portfolio ................  10,258,602       9.74 to 9.49          99,036
EQ/Enterprise Growth Portfolio (7) .......................  22,366,195       8.85 to 9.21         199,076
EQ/Enterprise High-Yield Portfolio .......................   4,916,421     12.48 to 18.50          67,650
EQ/Enterprise International Growth Portfolio (8) .........   3,351,438      8.84 to 12.37          34,025
EQ/Enterprise Managed Portfolio (9) ......................  22,365,263       9.31 to 9.60         517,854
EQ/Enterprise Small Company Growth Portfolio .............   4,827,018       9.42 to 9.79          63,991
EQ/Enterprise Small Company Value Portfolio ..............  12,157,794     12.32 to 12.52         289,253
EQ/Enterprise Total Return Portfolio .....................   2,027,219     10.79 to 10.96          22,190
EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....     293,979              10.90           3,181
EQ/Enterprise Short Duration Bond Portfolio (2) ..........     396,983               9.99           3,970
EQ/MONY Government Securities Portfolio ..................   8,610,595     10.30 to 10.51         101,483
EQ/MONY Intermediate Term Bond Portfolio .................   3,561,543     12.42 to 24.43          52,334
EQ/MONY Long Term Bond Portfolio .........................   5,116,256     11.44 to 11.50          77,246
Fidelity VIP Growth Portfolio--Service Class .............   4,846,906               7.33          35,523
Fidelity VIP II Contrafund Portfolio--Service Class ......   5,524,076               9.90          54,665
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ............................................   1,472,271               6.67           9,821
Franklin Income Securities Fund--Class 2 (3) .............     551,603              12.01           6,591
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..............................................     422,554              12.01           5,052
Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............     101,850               9.67             976
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ......................................   4,901,662               6.16          30,175
Janus Aspen Series Balanced Portfolio--Institutional
Class ....................................................   5,892,043              10.37          61,069
Janus Aspen Series Capital Appreciation Portfolio ........   4,972,901      7.95 to 10.37          40,433
Janus Aspen Series Flexible Income Portfolio--
Service Class ............................................   1,213,198     11.26 to 11.43          13,710
Janus Aspen Series International Growth Portfolio--
Service Class ............................................   1,627,591      9.83 to 10.34          17,149
Janus Aspen Series WorldWide Growth Portfolio--
Institutional Class ......................................   5,937,772               7.95          47,207
MFS Mid Cap Growth Portfolio--Initial Class ..............     387,073       8.11 to 8.17           3,294
MFS New Discovery Portfolio--Initial Class ...............     498,330       9.27 to 9.65           4,786
MFS Total Return Portfolio--Initial Class ................   1,486,577     10.36 to 10.47          15,814
MFS Utilities Portfolio--Initial Class ...................     212,918     10.55 to 11.75           2,432
Oppenheimer Global Securities Portfolio--Service
Class (3) ................................................     547,461              13.73           7,473
Oppenheimer Main Street Portfolio--Service
Class (3) ................................................     342,821              11.93           4,003
PBHG Select Value Portfolio ..............................     489,278       8.78 to 9.01           4,338
PIMCO Advisor VIT OPCap Equity Portfolio .................      20,755              45.04             935
PIMCO Advisor VIT OPCap Managed Portfolio ................     165,735              56.30           9,328
PIMCO Advisor VIT OPCap Small Cap Portfolio ..............      15,926              50.19             799
PIMCO Global Portfolio--Administrative Class .............   1,279,258     13.29 to 13.44          16,842

                                                                     For the period ended December 31, 2003
                                                           ---------------------------------------------------------
                                                                               Expense Ratio**        Total Return***
                                                             Investment           Lowest to              Lowest to
                                                           Income Ratio*           Highest                Highest
                                                           -------------     ---------------------    -----------------
AIM V.I. Basic Value Fund--Series I (3) ..................       0.11%(+)                  1.35%(+)              26.00%
AIM V.I. Financial Services Portfolio ....................       0.77              1.20 to 2.35         26.59 to 28.13
AIM V.I. Health Sciences Portfolio .......................       0.00              1.20 to 2.35         24.87 to 26.39
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ..........       0.00                      1.35(+)               22.20
AIM V.I. Telecommunications Portfolio ....................       0.00              1.20 to 2.35         31.26 to 32.72
Alger American Balanced Portfolio--Class O ...............       1.97              1.20 to 2.35         16.35 to 17.59
Alger American Mid Cap Growth Portfolio--Class O .........       0.00              1.20 to 2.35         44.36 to 46.05
Dreyfus Stock Index Portfolio--Initial Class .............       1.49                      1.35                  26.54
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class (4) ................................................       0.71(+)        1.20(+) to 2.35(+)      23.60 to 24.10
EQ/Enterprise Equity Portfolio ...........................       0.00              1.25 to 1.35         50.84 to 51.03
EQ/Enterprise Equity Income Portfolio ....................       1.46              1.20 to 2.35         23.83 to 25.15
EQ/Enterprise Growth and Income Portfolio ................       1.00              1.20 to 2.35         24.55 to 26.03
EQ/Enterprise Growth Portfolio (7) .......................       0.43              1.20 to 2.35         14.34 to 15.70
EQ/Enterprise High-Yield Portfolio .......................       2.62              1.25 to 1.35         20.93 to 21.07
EQ/Enterprise International Growth Portfolio (8) .........       0.48              1.25 to 1.35         29.05 to 29.26
EQ/Enterprise Managed Portfolio (9) ......................       1.14              1.20 to 2.35         18.08 to 19.36
EQ/Enterprise Small Company Growth Portfolio .............       0.00              1.20 to 2.35         20.15 to 21.61
EQ/Enterprise Small Company Value Portfolio ..............       0.11              1.20 to 2.35         34.20 to 35.79
EQ/Enterprise Total Return Portfolio .....................       2.75              1.20 to 2.35           3.15 to 4.36
EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....       0.00                      1.35(+)                8.70
EQ/Enterprise Short Duration Bond Portfolio (2) ..........       3.96(+)                   1.70(+)              (0.10)
EQ/MONY Government Securities Portfolio ..................       2.60              1.20 to 2.35         (0.68) to 0.48
EQ/MONY Intermediate Term Bond Portfolio .................       4.50              1.25 to 1.35           1.89 to 2.00
EQ/MONY Long Term Bond Portfolio .........................       5.36              1.20 to 2.35           2.40 to 3.53
Fidelity VIP Growth Portfolio--Service Class .............       0.20                      1.35                  30.89
Fidelity VIP II Contrafund Portfolio--Service Class ......       0.37                      1.35                  26.76
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ............................................       0.66                      1.35                  27.78
Franklin Income Securities Fund--Class 2 (3) .............       1.31(+)                   1.35(+)               20.10
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..............................................       0.21(+)                   1.35(+)               20.10
Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............       0.13(+)                   1.35(+)              (3.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ......................................       0.00                      1.35                  33.33
Janus Aspen Series Balanced Portfolio--Institutional
Class ....................................................       2.16                      1.35                  12.60
Janus Aspen Series Capital Appreciation Portfolio ........       0.46              1.20 to 2.35         17.44 to 19.01
Janus Aspen Series Flexible Income Portfolio--
Service Class ............................................       4.57              1.20 to 2.35           3.78 to 4.96
Janus Aspen Series International Growth Portfolio--
Service Class ............................................       1.16              1.20 to 2.35         31.55 to 32.84
Janus Aspen Series WorldWide Growth Portfolio--
Institutional Class ......................................       1.10                      1.35                  22.31
MFS Mid Cap Growth Portfolio--Initial Class ..............       0.00              1.20 to 2.35         33.93 to 35.39
MFS New Discovery Portfolio--Initial Class ...............       0.00              1.20 to 2.35         30.58 to 32.05
MFS Total Return Portfolio--Initial Class ................       1.48              1.20 to 2.35         13.60 to 14.93
MFS Utilities Portfolio--Initial Class ...................       1.57              1.20 to 2.35         32.87 to 34.29
Oppenheimer Global Securities Portfolio--Service
Class (3) ................................................       0.00                      1.35(+)               37.30
Oppenheimer Main Street Portfolio--Service Class (3) .....       0.00                      1.35(+)               19.30
PBHG Select Value Portfolio ..............................       3.00              1.20 to 2.35         15.51 to 16.91
PIMCO Advisor VIT OPCap Equity Portfolio .................       1.31                      1.25                  26.98
PIMCO Advisor VIT OPCap Managed Portfolio ................       1.81                      1.25                  20.25
PIMCO Advisor VIT OPCap Small Cap Portfolio ..............       0.05                      1.25                  40.86
PIMCO Global Portfolio--Administrative Class .............       2.06              1.20 to 2.35         11.77 to 13.13

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                                  At December 31, 2003
                                                     -----------------------------------------------
                                                                        Unit Value
                                                         Units           Lowest to       Net Assets
                                                      Outstanding         Highest          (000's)
                                                     ------------- -------------------- ------------
PIMCO StocksPlus Growth and Income Portfolio--
Administrative Class ...............................   2,389,925     $10.46 to 10.67      $25,278
PROFUNDS VP Bear Portfolio--Investor Class (1) .....      23,156                8.00          188
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (6) ......................     905,247                9.75        9,427
PROFUNDS VP Ultra Bull Portfolio--Investor
Class (1) ..........................................     450,848               13.96        6,090
UIF Global Value Equity Portfolio--Class I .........     507,033       9.98 to 10.12        5,146
UIF U.S. Real Estate Portfolio--Class I ............   1,241,190      12.86 to 13.24       15,625

                                                                For the period ended December 31, 2003
                                                         ----------------------------------------------------
                                                                          Expense Ratio**    Total Return***
                                                            Investment       Lowest to          Lowest to
                                                          Income Ratio*       Highest            Highest
                                                         --------------- ----------------- ------------------
PIMCO StocksPlus Growth and Income Portfolio--
Administrative Class ...............................           2.57%       1.20 to 2.35%      28.19 to 28.71%
PROFUNDS VP Bear Portfolio--Investor Class (1) .....           0.00                2.75(+)           (19.10)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (6) ......................           0.00                1.35(+)            (2.50)
PROFUNDS VP Ultra Bull Portfolio--Investor
Class (1) ..........................................           0.00                1.35(+)             39.60
UIF Global Value Equity Portfolio--Class I .........           0.00        1.20 to 2.35       26.01 to 27.46
UIF U.S. Real Estate Portfolio--Class I ............           0.00        1.20 to 2.35       34.38 to 35.79

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

(+) Annualized.

(1) For the period May 2, 2003 through December 31, 2003 (commencement of operations).

(2) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

(3) For the period May 7, 2003 (commencement of operations) through December 31, 2003.

(4) For the period May 30, 2003 (commencement of operations) through December 31, 2003.

(5) For the period May 16, 2003 (commencement of operations) through December 31, 2003.

(6) For the period May 5, 2003 (commencement of operations) through December 31, 2003.

(7) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(8) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(9) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the year ended December 31, 2002:



                                                                 At December 31, 2002
                                                        --------------------------------------
                                                                                   Net Assets
MONYMaster Subaccounts                                     Units     Unit Values     (000's)
----------------------                                  ----------- ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .....................   3,132,647     $   26.71   $ 83,642
EQ/Enterprise Small Company Value Subaccount ........   2,417,506         47.22    114,125
EQ/Enterprise Managed Subaccount ....................   9,406,774         41.49    390,151
EQ/Enterprise International Growth Subaccount .......   1,447,750          9.57     13,847
EQ/Enterprise High Yield Bond Subaccount ............   1,221,698         15.28     18,666

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...........     929,701         23.95     22,265
EQ/MONY Long Term Bond Subaccount ...................     962,720         30.58     29,442
EQ/MONY Government Securities Subaccount ............   1,317,180         15.01     19,768

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount ...................................      20,342         35.47        721
Small Cap Subaccount ................................      17,777         35.63        633
Managed Subaccount ..................................     179,670         46.82      8,410

                                                               For the year ended December 31, 2002
                                                        --------------------------------------------------
                                                           Investment
MONYMaster Subaccounts                                   Income Ratio*   Expense Ratio**   Total Return***
----------------------                                  --------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .....................      0.00%              1.25%           (30.30)%
EQ/Enterprise Small Company Value Subaccount ........      0.34               1.25            (10.35)
EQ/Enterprise Managed Subaccount ....................      0.87               1.25            (22.19)
EQ/Enterprise International Growth Subaccount .......      0.60               1.25            (20.45)
EQ/Enterprise High Yield Bond Subaccount ............      8.65               1.25              0.26

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...........      3.90               1.25              8.03
EQ/MONY Long Term Bond Subaccount ...................      4.87               1.25             12.68
EQ/MONY Government Securities Subaccount ............      3.06               1.25              5.26

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount ...................................      0.88               1.25            (22.39)
Small Cap Subaccount ................................      0.07               1.25            (22.58)
Managed Subaccount ..................................      2.03               1.25            (17.92)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:



                                                                   At December 31, 2002
Option 1:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000's)
----------------------------                               --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (1) .....................     23,757      $  8.14       $   193
Health Sciences Subaccount (3) ........................     34,314         8.11           278
Telecommunications Subaccount (7) .....................     23,622         5.96           141

Alger American Fund
Balanced Subaccount (1) ...............................    125,009         8.81         1,101
Mid Cap Growth Subaccount (2) .........................     89,076         7.73           688

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............     82,561         8.59           709
EQ/Enterprise Growth and Income Subaccount (4) ........     91,127         7.53           686
EQ/Enterprise Growth Subaccount (3) ...................    392,688         7.96         3,126
EQ/Enterprise Managed Subaccount (5) ..................    204,572         7.80         1,595
EQ/Enterprise Small Company Growth Subaccount (3) .....    142,861         8.05         1,150
EQ/Enterprise Small Company Value Subaccount (2) ......    311,226         9.22         2,870
EQ/Enterprise Total Return Subaccount (6) .............    143,483        10.55         1,513

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) ..........    453,598        10.46         4,742
EQ/MONY Long Term Bond Subaccount (6) .................    167,274        11.05         1,849

Janus Aspen Series
Capital Appreciation Subaccount (1) ...................     32,480         8.47           275
Flexible Income Subaccount (7) ........................    148,126        10.89         1,613
International Growth Subaccount (7) ...................    174,311         7.40         1,289

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) .........................     45,024         5.99           270
New Discovery Subaccount (1) ..........................     67,541         7.02           474
Total Return Subaccount (1) ...........................    238,826         9.11         2,175
Utilities Subaccount (3) ..............................     18,209         8.75           159

PBHG Insurance Series Funds
Select Value Subaccount (9) ...........................     60,816         7.51           457

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ............................     53,299        11.88           634
Real Return Subaccount (3) ............................    340,329        11.49         3,910
StocksPlus Growth and Income Subaccount (3) ...........    260,192         8.29         2,156

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (1) ....................     53,212         7.94           423
U.S. Real Estate Subaccount (3) .......................    124,373         9.75         1,212


                                                                 For the period ended December 31, 2002
Option 1:                                                  -----------------------------------------------
                                                            Investment
MONY Variable Universal Life                               Income Ratio*  Expense Ratio**  Total Return***
----------------------------                               -------------  ---------------  ---------------
AIM Variable Insurance Funds
Financial Services Subaccount (1) ......................   1.97%(+)        1.20%(+)          (18.60)%
Health Sciences Subaccount (3) .........................   0.00            1.20 (+)          (18.90)
Telecommunications Subaccount (7) ......................   0.00            1.20 (+)          (40.40)

Alger American Fund
Balanced Subaccount (1) ................................   0.98 (+)        1.20 (+)          (11.90)
Mid Cap Growth Subaccount (2) ..........................   0.00            1.20 (+)          (22.70)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) .............   1.73 (+)        1.20 (+)          (14.10)
EQ/Enterprise Growth and Income Subaccount (4) .........   2.16 (+)        1.20 (+)          (24.70)
EQ/Enterprise Growth Subaccount (3) ....................   0.71 (+)        1.20 (+)          (20.40)
EQ/Enterprise Managed Subaccount (5) ...................   1.55 (+)        1.20 (+)          (22.00)
EQ/Enterprise Small Company Growth Subaccount (3).......   0.00            1.20 (+)          (19.50)
EQ/Enterprise Small Company Value Subaccount (2) .......   0.65 (+)        1.20 (+)           (7.80)
EQ/Enterprise Total Return Subaccount (6) ..............   3.43 (+)        1.20 (+)            5.50

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) ...........   0.17 (+)        1.20 (+)            4.60
EQ/MONY Long Term Bond Subaccount (6) ..................   0.43 (+)        1.20 (+)           10.50

Janus Aspen Series
Capital Appreciation Subaccount (1) ....................   0.45 (+)        1.20 (+)          (15.30)
Flexible Income Subaccount (7) .........................   5.76 (+)        1.20 (+)            8.90
International Growth Subaccount (7) ....................   0.96 (+)        1.20 (+)          (26.00)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ..........................   0.00            1.20 (+)          (40.10)
New Discovery Subaccount (1) ...........................   0.00            1.20 (+)          (29.80)
Total Return Subaccount (1) ............................   0.28 (+)        1.20 (+)           (8.90)
Utilities Subaccount (3) ...............................   1.00 (+)        1.20 (+)          (12.50)

PBHG Insurance Series Funds
Select Value Subaccount (9) ............................   2.13 (+)        1.20 (+)          (24.90)

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) .............................   2.67 (+)        1.20 (+)           18.80
Real Return Subaccount (3) .............................   4.14 (+)        1.20 (+)           14.90
StocksPlus Growth and Income Subaccount (3) ............   4.35 (+)        1.20 (+)          (17.10)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (1) .....................   2.86 (+)        1.20 (+)          (20.60)
U.S. Real Estate Subaccount (3) ........................   9.26 (+)        1.20 (+)           (2.50)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period March 6, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 21, 2002 (commencement of offering) through December 31, 2002

(3) For the period February 19, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

(4) For the period March 1, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 8, 2002 (commencement of offering) through December 31, 2002

(6) For the period February 25, 2002 (commencement of offering) through December 31, 2002

(7) For the period March 7, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 14, 2002 (commencement of offering) through December 31, 2002

(9) For the period March 11, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002


                                                                   At December 31, 2002
Option 2:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000's)
----------------------------                               --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (5) .....................     41,101      $  8.50       $   349
Health Sciences Subaccount (4) ........................     91,838         8.09           742
Telecommunications Subaccount (6) .....................     24,267         5.98           145

Alger American Fund
Balanced Subaccount (1) ...............................    150,123         8.87         1,332
Mid Cap Growth Subaccount (2) .........................    122,693         7.51           921

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............    114,840         7.99           917
EQ/Enterprise Growth and Income Subaccount (1) ........    180,021         7.73         1,391
EQ/Enterprise Growth Subaccount (1) ...................    488,730         7.75         3,785
EQ/Enterprise Managed Subaccount (1) ..................    225,750         8.11         1,830
EQ/Enterprise Small Company Growth Subaccount (2) .....    249,366         7.98         1,989
EQ/Enterprise Small Company Value Subaccount (1) ......    527,141         9.12         4,808
EQ/Enterprise Total Return Subaccount (1) .............    267,405        10.55         2,821

Janus Aspen Series
Capital Appreciation Subaccount (4) ...................     57,811         8.87           512
Flexible Income Subaccount (2) ........................    201,349        10.75         2,165
International Growth Subaccount (2) ...................    231,583         7.93         1,836

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) .........................     50,657         6.62           335
New Discovery Subaccount (5) ..........................    143,555         7.29         1,046
Total Return Subaccount (4) ...........................    315,209         9.51         2,997
Utilities Subaccount (1) ..............................     37,190         8.53           317

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (2) ..........    641,947        10.42         6,691
EQ/MONY Long Term Bond Subaccount (2) .................    266,754        11.07         2,953

PBHG Insurance Series Funds
Select Value Subaccount (8) ...........................    104,484         7.52           785

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ............................     99,887        11.84         1,183
StocksPlus Growth and Income Subaccount (2) ...........    385,722         8.16         3,148

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (7) ....................     67,913         7.99           543
U.S. Real Estate Subaccount (8) .......................    111,162         9.26         1,029


                                                                     For the period ended December 31, 2002
Option 2:                                                      --------------------------------------------------
                                                                Investment
MONY Variable Universal Life                                   Income Ratio*   Expense Ratio**   Total Return***
----------------------------                                   -------------   ---------------   ---------------
AIM Variable Insurance Funds
Financial Services Subaccount (5) ........................        1.44%(+)        1.60%(+)          (15.00)%
Health Sciences Subaccount (4) ...........................        0.00            1.60 (+)          (19.10)
Telecommunications Subaccount (6) ........................        0.00            1.60 (+)          (40.20)

Alger American Fund
Balanced Subaccount (1) ..................................        1.14 (+)        1.60 (+)          (11.30)
Mid Cap Growth Subaccount (2) ............................        0.00            1.60 (+)          (24.90)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............        2.14 (+)        1.60 (+)          (20.10)
EQ/Enterprise Growth and Income Subaccount (1) ...........        2.06 (+)        1.60 (+)          (22.70)
EQ/Enterprise Growth Subaccount (1) ......................        0.67 (+)        1.60 (+)          (22.50)
EQ/Enterprise Managed Subaccount (1) .....................        1.27 (+)        1.60 (+)          (18.90)
EQ/Enterprise Small Company Growth Subaccount (2)                 0.00            1.60 (+)          (20.20)
EQ/Enterprise Small Company Value Subaccount (1) .........        0.69 (+)        1.60 (+)           (8.80)
EQ/Enterprise Total Return Subaccount (1) ................        3.45 (+)        1.60 (+)            5.50

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................        0.48 (+)        1.60 (+)          (11.30)
Flexible Income Subaccount (2) ...........................        5.28 (+)        1.60 (+)            7.50
International Growth Subaccount (2) ......................        1.10 (+)        1.60 (+)          (20.70)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ............................        0.00            1.60 (+)          (33.80)
New Discovery Subaccount (5) .............................        0.00            1.60 (+)          (27.10)
Total Return Subaccount (4) ..............................        0.43 (+)        1.60 (+)           (4.90)
Utilities Subaccount (1) .................................        0.69 (+)        1.60 (+)          (14.70)

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (2) .............        0.07 (+)        1.60 (+)            4.20
EQ/MONY Long Term Bond Subaccount (2) ....................        0.09 (+)        1.60 (+)           10.70

PBHG Insurance Series Funds
Select Value Subaccount (8) ..............................        1.91 (+)        1.60 (+)          (24.80)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...............................        2.68 (+)        1.60 (+)           18.40
StocksPlus Growth and Income Subaccount (2) ..............        4.10 (+)        1.60 (+)          (18.40)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (7) .......................        2.77 (+)        1.60 (+)          (20.10)
U.S. Real Estate Subaccount (8) ..........................        7.92 (+)        1.60 (+)           (7.40)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period February 14, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 8, 2002 (commencement of offering) through December 31, 2002

(3) For the period March 12, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    (4) For the period February 19, 2002 (commencement of offering) through December 31, 2002

    (5) For the period March 1, 2002 (commencement of offering) through December 31, 2002

    (6) For the period March 11, 2002 (commencement of offering) through December 31, 2002

    (7) For the period March 25, 2002 (commencement of offering) through December 31, 2002

    (8) For the period March 8, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002


                                                                   At December 31, 2002
Option 3:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000's)
----------------------------                               --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (2) .....................     19,438      $  8.65       $  168
Health Science Subaccount (4) .........................     31,890         7.96          254
Telecommunications Subaccount (2) .....................     15,037         6.59           99

Alger American Fund
Balanced Subaccount (1) ...............................     50,115         8.81          442
Mid Cap Growth Subaccount (2) .........................     63,904         7.53          481

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............     85,624         7.93          679
EQ/Enterprise Growth and Income Subaccount (4) ........    116,862         7.82          913
EQ/Enterprise Growth Subaccount (2) ...................    322,138         7.74        2,493
EQ/Enterprise Managed Subaccount (6) ..................    130,971         8.13        1,065
EQ/Enterprise Small Company Growth Subaccount (2) .....    174,101         7.84        1,364
EQ/Enterprise Small Company Value Subaccount (7) ......    312,519         9.18        2,867
EQ/Enterprise Total Return Subaccount (2) .............     58,455        10.46          611

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (7) ..........    262,000        10.37        2,716
EQ/MONY Long Term Bond Subaccount (10) ................     71,683        11.23          805

Janus Aspen Series
Capital Appreciation Subaccount (4) ...................     40,704         8.83          359
Flexible Income Subaccount (3) ........................    121,709        10.85        1,321
International Growth Subaccount (2) ...................    191,763         7.86        1,508

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (5) .........................     25,763         6.10          157
New Discovery Subaccount (2) ..........................     83,960         7.39          620
Total Return Subaccount (9) ...........................    110,390         9.12        1,006
Utilities Subaccount (3) ..............................     13,481         7.94          107

MONY Variable Annuity
---------------------
PBHG Insurance
Select Value Subaccount (5) ...........................     52,678         7.80          411

PIMCO Variable Insurance Trust
Global Bond Subaccount (11) ...........................     50,418        11.89          600
StocksPlus Growth and Income Subaccount (7) ...........    238,004         8.21        1,955

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (1) ....................     96,503         7.92          764
U.S. Real Estate Subaccount (2) .......................     58,483         9.57          560

                                                                 For the period ended December 31, 2002
Option 3:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
----------------------------                               --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (2) .....................      1.55%(+)         2.20%(+)          (13.50)%
Health Science Subaccount (4) .........................      0.00             2.20 (+)          (20.40)
Telecommunications Subaccount (2) .....................      0.00             2.20 (+)          (34.10)

Alger American Fund
Balanced Subaccount (1) ...............................      1.17(+)          2.20 (+)          (11.90)
Mid Cap Growth Subaccount (2) .........................      0.00             2.20 (+)          (24.70)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............      2.02(+)          2.20 (+)          (20.70)
EQ/Enterprise Growth and Income Subaccount (4) ........      1.92(+)          2.20 (+)          (21.80)
EQ/Enterprise Growth Subaccount (2) ...................      0.63(+)          2.20 (+)          (22.60)
EQ/Enterprise Managed Subaccount (6) ..................      1.86(+)          2.20 (+)          (18.70)
EQ/Enterprise Small Company Growth Subaccount (2)            0.00             2.20 (+)          (21.60)
EQ/Enterprise Small Company Value Subaccount (7) ......      0.60(+)          2.20 (+)           (8.20)
EQ/Enterprise Total Return Subaccount (2) .............      3.47(+)          2.20 (+)            4.60

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (7) ..........      0.02             2.20 (+)            3.70
EQ/MONY Long Term Bond Subaccount (10) ................      0.15(+)          2.20 (+)           12.30

Janus Aspen Series
Capital Appreciation Subaccount (4) ...................      0.41(+)          2.20 (+)          (11.70)
Flexible Income Subaccount (3) ........................      4.83(+)          2.20 (+)            8.50
International Growth Subaccount (2) ...................      1.29(+)          2.20 (+)          (21.40)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (5) .........................      0.00             2.20 (+)          (39.00)
New Discovery Subaccount (2) ..........................      0.00             2.20 (+)          (26.10)
Total Return Subaccount (9) ...........................      0.63(+)          2.20 (+)           (8.80)
Utilities Subaccount (3) ..............................      0.46(+)          2.20 (+)          (20.60)

MONY Variable Annuity
---------------------
PBHG Insurance
Select Value Subaccount (5) ...........................      1.85(+)          2.20 (+)          (22.00)
PIMCO Variable Insurance Trust
Global Bond Subaccount (11) ...........................      2.67(+)          2.20 (+)           18.90
StocksPlus Growth and Income Subaccount (7) ...........      3.97(+)          2.20 (+)          (17.90)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (1) ....................      3.05(+)          2.20 (+)          (20.80)
U.S. Real Estate Subaccount (2) .......................      7.86(+)          2.20 (+)           (4.30)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period March 13, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 25, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    (3) For the period March 18, 2002 (commencement of offering) through December 31, 2002

    (4) For the period February 21, 2002 (commencement of offering) through December 31, 2002

    (5) For the period March 25, 2002 (commencement of offering) through December 31, 2002

    (6) For the period February 28, 2002 (commencement of offering) through December 31, 2002

    (7) For the period February 19, 2002 (commencement of offering) through December 31, 2002

    (8) For the period March 21, 2002 (commencement of offering) through December 31, 2002

    (9) For the period March 22, 2002 (commencement of offering) through December 31, 2002

    (10) For the period March 7, 2002 (commencement of offering) through December 31, 2002

    (11) For the period April 1, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                            At December 31, 2002
Option C:                                              -------------------------------
                                                                            Net Assets
MONY Variable Annuity                                   Units  Unit Values    (000's)
---------------------                                  ------- -----------  -----------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) .........      415   $10.14        $  4
EQ/Enterprise Growth Subaccount (1) ................      651     9.63           6
EQ/Enterprise Small Company Growth Subaccount (1)...      391    10.80           4

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .......    8,451    10.09          85
EQ/MONY Long Term Bond Subaccount (3) ..............    3,593    10.50          38

Janus Aspen Series
Flexible Income Subaccount (2) .....................    1,046    10.28          11
International Growth Subaccount (2) ................    2,121    10.15          22

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) .........................    1,900    10.66          20
StocksPlus Growth and Income Subaccount (2) ........    2,816    10.13          29

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) .................        0     9.97(++)       0
U.S. Real Estate Subaccount (5) ....................        0    10.52(++)       0

                                                              For the period ended December 31, 2002
Option C:                                              ---------------------------------------------------
                                                          Investment
MONY Variable Annuity                                    Income Ratio*   Expense Ratio**   Total Return***
---------------------                                  ---------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........      0.00%           1.50%(+)           1.40%
EQ/Enterprise Growth Subaccount (1) ..................      0.00            1.50 (+)          (3.70)
EQ/Enterprise Small Company Growth Subaccount (1).....      0.00            1.50 (+)           8.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .........      0.00            1.50 (+)           0.90
EQ/MONY Long Term Bond Subaccount (3) ................      0.00            1.50 (+)           5.00

Janus Aspen Series
Flexible Income Subaccount (2) .......................     22.50(+)         1.50 (+)           2.80
International Growth Subaccount (2) ..................      0.81(+)         1.50 (+)           1.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...........................      2.79(+)         1.50 (+)           6.60
StocksPlus Growth and Income Subaccount (2) ..........     14.00(+)         1.50 (+)           1.30

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ...................      0.01(+)         1.50 (+)           0.00
U.S. Real Estate Subaccount (5) ......................      0.05(+)         1.50 (+)           0.00

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized


(++) Net asset value immediately prior to redemption.


(1) For the period December 10, 2002 (commencement of offering) through December 31, 2002

(2) For the period November 18, 2002 (commencement of offering) through December 31, 2002

(3) For the period November 13, 2002 (commencement of offering) through December 31, 2002

(4) For the period November 20, 2002 (commencement of offering) through December 31, 2002

(5) For the period December 20, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                              At December 31, 2002
Option L:                                              ----------------------------------
                                                                              Net Assets
MONY Variable Annuity                                   Units   Unit Values     (000's)
------------------------------------------------------ ------- ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........    95     $   10.14        $ 1
EQ/Enterprise Growth and Income Subaccount (2) .......    37          9.97          0
EQ/Enterprise Growth Subaccount (1) ..................    98          9.63          1
EQ/Enterprise Small Company Growth Subaccount (1)         89         10.80          1
EQ/Enterprise Small Company Value Subaccount (2) .....    74         10.62          1

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........   457         10.09          5
EQ/MONY Long Term Bond Subaccount (1) ................    99         10.50          1

Janus Aspen Series
Flexible Income Subaccount (1) .......................   100         10.28          1
International Growth Subaccount (1) ..................   303         10.15          3

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................    99         10.66          1
StocksPlus Growth and Income Subaccount (1) ..........   300         10.13          3

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3) ...................     2          9.97          0
U.S. Real Estate Subaccount (2) ......................    39         10.52          0

                                                             For the period ended December 31, 2002
Option L:                                              ---------------------------------------------------
                                                          Investment
MONY Variable Annuity                                    Income Ratio*   Expense Ratio**   Total Return***
------------------------------------------------------ ---------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........    0.00%           1.45%(+)           1.40%
EQ/Enterprise Growth and Income Subaccount (2) .......    0.00            1.45 (+)          (0.30)
EQ/Enterprise Growth Subaccount (1) ..................    0.00            1.45 (+)          (3.70)
EQ/Enterprise Small Company Growth Subaccount (1).....    0.00            1.45 (+)           8.00
EQ/Enterprise Small Company Value Subaccount (2) .....    0.00            1.45 (+)           6.20

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........    0.00            1.45 (+)           0.90
EQ/MONY Long Term Bond Subaccount (1) ................    0.00            1.45 (+)           5.00

Janus Aspen Series
Flexible Income Subaccount (1) .......................   19.36(+)         1.45 (+)           2.80
International Growth Subaccount (1) ..................    3.55(+)         1.45 (+)           1.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................    2.41(+)         1.45 (+)           6.60
StocksPlus Growth and Income Subaccount (1) ..........   11.80(+)         1.45 (+)           1.30

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3) ...................   24.58(+)         1.45 (+)          (0.30)
U.S. Real Estate Subaccount (2) ......................   50.83(+)         1.45 (+)           5.20

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period November 29, 2002 (commencement of offering) through December 31, 2002

(2) For the period December 17, 2002 (commencement of offering) through December 31, 2002

(3) For the period December 18, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)


6.  Financial Highlights (Concluded)

    For a unit outstanding through the period ended December 31, 2002:



                                                            At December 31, 2002
                                                    -------------------------------------
                                                                     Unit     Net Assets
MONY Custom Master Subaccounts                          Units       Values      (000's)
------------------------------                      ------------ ----------- ------------
Alger American
Mid-Cap Growth Subaccount (2) .....................     142,409   $   7.62     $  1,085

Dreyfus
Dreyfus Stock Index Subaccount ....................   9,933,628       6.33       62,837

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................   8,681,637       5.94       51,554
EQ/Enterprise Small Company Value Subaccount ......   8,512,905      12.17      103,554
EQ/Enterprise Managed Subaccount ..................  15,109,160       7.34      110,809
EQ/Enterprise International Growth Subaccount .....   2,031,440       6.85       13,899
EQ/Enterprise High Yield Bond Subaccount ..........   3,895,307      10.32       40,192
EQ/Enterprise Growth Subaccount ...................  19,728,594       7.69      151,599
EQ/Enterprise Growth and Income Subaccount ........  11,273,375       7.67       86,452
EQ/Enterprise Small Company Growth Subaccount .....   3,994,202      11.93       47,654
EQ/Enterprise Equity Income Subaccount ............   3,454,574       8.33       28,762
EQ/Enterprise Total Return Subaccount (1) .........     593,890      10.50        6,237

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........   3,839,904      12.19       46,810
EQ/MONY Long Term Bond Subaccount .................   4,384,800      12.22       53,607
EQ/MONY Government Securities Subaccount ..........   6,205,249      11.89       73,758

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................   5,543,224       5.60       31,006
VIP II Contrafund Subaccount ......................   5,965,404       7.81       46,605
VIP III Growth Opportunities Subaccount ...........   1,769,095       5.22        9,223

Janus Aspen Series
Aggressive Growth Subaccount ......................   5,654,695       4.62       26,107
Balanced Subaccount ...............................   6,980,943       9.21       64,297
Capital Appreciation Subaccount ...................   5,496,952       6.68       36,731

Worldwide Growth Subaccount .......................   7,157,869       6.50       46,520
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ........................     410,504      11.49        4,718

Universal Institutional Funds, Inc.
Real Estate Growth Subaccount (3) .................     378,684       8.98        3,402


                                                        For the period ended December 31, 2002
                                                    ----------------------------------------------
                                                       Investment      Expense
MONY Custom Master Subaccounts                       Income Ratio*     Ratio**     Total Return***
------------------------------                      --------------- ------------- ----------------
Alger American
Mid-Cap Growth Subaccount (2) .....................    0.00%(+)        1.35%(+)      (23.80)%

Dreyfus
Dreyfus Stock Index Subaccount ....................    1.33            1.35          (23.37)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................    0.00            1.35          (30.36)
EQ/Enterprise Small Company Value Subaccount ......    0.36            1.35          (10.45)
EQ/Enterprise Managed Subaccount ..................    0.88            1.35          (22.25)
EQ/Enterprise International Growth Subaccount .....    0.63            1.35          (20.44)
EQ/Enterprise High Yield Bond Subaccount ..........    8.66            1.35            0.19
EQ/Enterprise Growth Subaccount ...................    0.37            1.35          (24.24)
EQ/Enterprise Growth and Income Subaccount ........    1.09            1.35          (26.95)
EQ/Enterprise Small Company Growth Subaccount .....    0.00            1.35          (25.06)
EQ/Enterprise Equity Income Subaccount ............    1.21            1.35          (15.86)
EQ/Enterprise Total Return Subaccount (1) .........    3.39 (+)        1.35 (+)        5.00

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........    3.64            1.35            7.88
EQ/MONY Long Term Bond Subaccount .................    4.53            1.35           12.52
EQ/MONY Government Securities Subaccount ..........    2.80            1.35            5.22

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................    0.15            1.35          (31.12)
VIP II Contrafund Subaccount ......................    0.74            1.35          (10.64)
VIP III Growth Opportunities Subaccount ...........    0.97            1.35          (22.90)

Janus Aspen Series
Aggressive Growth Subaccount ......................    0.00            1.35          (28.92)
Balanced Subaccount ...............................    2.42            1.35           (7.72)
Capital Appreciation Subaccount ...................    0.56            1.35          (16.81)
Worldwide Growth Subaccount .......................    0.87            1.35          (26.55)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ........................    2.62 (+)        1.35 (+)       14.90

Universal Institutional Funds, Inc.
Real Estate Growth Subaccount (3) .................    7.10 (+)        1.35 (+)      (10.20)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(2) For the period May 7, 2002 (commencement of operations) through December 31, 2002.

(3) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America at December 31, 2006 and 2005 and the results of its operations and its cash flows for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and separate accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                              DECEMBER 31,      December 31,
                                                                                                  2006              2005
                                                                                            ----------------- ------------------
                                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value...........................  $      2,140.6        $   2,035.6
   Mortgage loans on real estate..........................................................           219.2              290.2
   Policy loans...........................................................................           105.1               96.3
   Other invested assets..................................................................            53.4               54.8
                                                                                            -----------------    ------------
       Total investments..................................................................         2,518.3            2,476.9
Cash and cash equivalents.................................................................            58.8              129.7
Amounts due from reinsurers...............................................................           136.2              106.2
Deferred policy acquisition costs.........................................................           123.0              106.8
Value of business acquired................................................................           287.7              328.2
Other assets..............................................................................            30.6               29.5
Separate Accounts' assets.................................................................         3,289.0            3,485.1
                                                                                            -----------------    ------------

Total Assets .............................................................................  $      6,443.6       $    6,662.4
                                                                                            =================    ============
LIABILITIES
Policyholders' account balances...........................................................  $      2,057.6       $    2,175.9
Future policy benefits and other policyholders liabilities................................           355.4              309.1
Other liabilities.........................................................................            48.3               47.4
Note payable to affiliate.................................................................            30.6               33.8
Income taxes payable......................................................................            64.9               50.6
Separate Accounts' liabilities............................................................         3,289.0            3,485.1
                                                                                            -----------------    ------------
       Total liabilities..................................................................  $      5,845.8       $    6,101.9

Commitments and contingent liabilities (Notes 5, 9, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding.....................................................             2.5                2.5
Capital in excess of par value............................................................           498.5              495.8
Retained earnings.........................................................................           107.9               67.8
Accumulated other comprehensive loss......................................................           (11.1)              (5.6)
                                                                                            -----------------    ------------
       Total shareholder's equity.........................................................           597.8              560.5
                                                                                            -----------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................................  $      6,443.6       $    6,662.4
                                                                                            =================    ============






                       See Notes to Financial Statements.

              MONY LIFE INSURANCE COMPANY OF AMERICA
                     STATEMENTS OF OPERATIONS

                                                                 YEAR             Year               Six                Six
                                                                 ENDED            Ended          Months Ended      Months Ended
                                                              DECEMBER 31,     December 31,       December 31,       June 30,
                                                                 2006              2005              2004              2004
                                                             -------------     ------------      ------------      -------------
                                                             (SUCCESSOR)       (Successor)       (Successor)       (Predecessor)
                                                                                      (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
   income.................................................   $    150.0        $     168.3        $    80.8         $   82.7
Premiums..................................................         49.9               53.8             85.0             77.4
Net investment income.....................................        141.4              135.0             62.8             64.3
Investment losses, net....................................         (1.2)              (2.2)            (4.6)            (0.7)
Other income..............................................         15.5               22.0             26.7              7.4
                                                             -------------     ------------      ------------      -------------
       Total revenues.....................................        355.6              376.9            250.7            231.1

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...................................         98.1               99.5             91.2             80.8
Interest credited to policyholders' account balances......         86.1               99.9             50.0             54.1
Compensation and other benefits...........................         27.4               33.4             32.1             45.8
Commissions...............................................         36.7               72.9             76.5             85.5
Interest expense..........................................          2.2                1.6              1.3              1.3
Amortization of deferred policy acquisition costs and
   value of business acquired.............................         55.4               41.2             22.4             34.7
Capitalization of deferred policy acquisition costs ......        (27.2)             (78.1)           (87.5)           (93.8)
Rent expense..............................................          3.7               10.5              3.0              9.8
Other operating costs and expenses........................         16.5               38.0             22.8             38.2
                                                             -------------     ------------      ------------      -------------
        Total benefits and other deductions...............        298.9              318.9            211.8            256.4
                                                             -------------     ------------      ------------      -------------
Earnings (loss) from continuing operations
   before income taxes....................................         56.7               58.0             38.9            (25.3)
Income tax (expense) benefit..............................        (17.3)             (16.7)           (12.4)            10.5
                                                             -------------     ------------      ------------      -------------
Earnings (loss) from continuing operations................         39.4               41.3             26.5            (14.8)
Gain on disposal of discontinued operations,
   net of income taxes....................................          0.7                  -                -                -
Cumulative effect of accounting change,
   net of income taxes....................................            -                  -                -              3.8
                                                             -------------     ------------      ------------      -------------
Net Earnings (Loss).......................................   $     40.1        $      41.3        $    26.5        $   (11.0)
                                                             =============     ============      ============      =============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                                     ACCUMULATED
                                                                         CAPITAL                        OTHER             TOTAL
                                                         COMMON         IN EXCESS      RETAINED      COMPREHENSIVE     SHAREHOLDER'S
                                                         STOCK           OF PAR        EARNINGS       INCOME(LOSS)        EQUITY
                                                       -----------     ------------- -------------- ---------------  --------------
                                                                                    (IN MILLIONS)
Predecessor balance, January 1, 2004.................  $     2.5       $  599.7     $    139.2     $     24.2       $     765.6
Comprehensive loss:
      Net loss.......................................         -             -            (11.0)           -               (11.0)
      Other comprehensive loss.......................         -             -              -            (11.4)            (11.4)
                                                                                                                     --------------
            Comprehensive loss.......................                                                                     (22.4)
                                                       -----------     ------------- -------------- ---------------  --------------
Predecessor balance, June 30, 2004...................        2.5          599.7          128.2           12.8             743.2
Effect of push-down accounting of AXA Financial's
   purchase price on net assets......................         -          (153.0)        (128.2)         (12.8)           (294.0)
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, July 1, 2004......................        2.5          446.7            -              -               449.2
Capital contributions................................         -            49.1            -              -                49.1
Comprehensive income:
      Net earnings...................................         -             -             26.5            -                26.5
      Other comprehensive income.....................         -             -              -             14.9              14.9
                                                                                                                     --------------
            Comprehensive income.....................                                                                      41.4
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, December 31, 2004.................        2.5          495.8           26.5           14.9             539.7
Comprehensive income:
      Net earnings...................................         -             -             41.3            -                41.3
      Other comprehensive loss.......................         -             -              -            (20.5)            (20.5)
                                                                                                                     --------------
            Comprehensive income.....................                                                                      20.8
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, December 31, 2005.................        2.5          495.8           67.8           (5.6)            560.5
Share-based programs.................................         -             2.7            -              -                 2.7
Comprehensive income:
      Net earnings...................................         -             -             40.1            -                40.1
      Other comprehensive loss.......................         -             -              -             (5.5)             (5.5)
                                                                                                                     --------------
        Comprehensive income.........................                                                                      34.6
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, December 31, 2006.................  $     2.5       $  498.5      $   107.9      $   (11.1)       $    597.8
                                                       ===========     ============= ============== ===============  ==============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS


                                                                        YEAR           Year          Six Months      Six Months
                                                                       ENDED           Ended            Ended           Ended
                                                                    DECEMBER 31,    December 31,     December 31,      June 30,
                                                                        2006           2005             2004            2004
                                                                   -------------   -------------    -------------  -------------
                                                                    (SUCCESSOR)      (Successor)      (Successor)  (Predecessor)
                                                                                            (IN MILLIONS)
Net earnings (loss)................................................  $      40.1    $    41.3       $    26.5       $   (11.0)
  Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
     Interest credited to policyholders' account balances..........         86.1         99.9            50.0            54.1
     Universal life and investment-type product policy fee income..       (150.0)      (168.3)          (80.8)          (82.7)
     Change in accrued investment income...........................         (0.7)        (1.8)           (3.0)            4.7
     Investment losses, net .......................................          1.2          2.2             4.6             0.7
     Change in deferred policy acquisition costs and
       value of business acquired..................................         28.2        (36.9)          (65.1)          (60.8)
     Change in future policy benefits..............................         25.7         67.5            (5.3)           (1.7)
     Change in other policyholders liabilities.....................         17.0        (10.0)            6.4            (1.5)
     Change in other income tax payable............................         17.3         16.7            12.4           (10.5)
     Provision for depreciation and amortization...................         12.1         14.1             7.9             1.5
     Cumulative effect of the adoption of SOP 03-1.................          -            -               -              (5.9)
     Gain on disposal of discontinued operations...................         (0.7)         -               -               -
     Gain on recapture from reinsurance from USFL..................          -           (0.6)           (9.0)            -
     Dividend from AllianceBernstein units.........................          4.8          3.8             -               -
     Other, net....................................................        (16.3)       (26.7)          (32.8)           59.6
                                                                     -------------   -------------  -------------   -----------

Net cash provided by (used in) operating activities................         64.8          1.2           (88.2)          (53.5)
                                                                     -------------   -------------  -------------   -----------

Cash flows from investing activities:
  Sales, maturities or repayments of investments:
    Fixed maturities...............................................        270.8        173.5           188.7           431.5
    Mortgage loans on real estate..................................         87.5        100.8            93.8            43.0
    Other invested assets..........................................          2.7          -               4.3             0.1
  Purchases of investments:
    Fixed maturities...............................................       (398.7)      (348.0)         (473.1)         (272.4)
    Mortgage loans on real estate..................................        (16.1)       (18.1)          (18.7)          (66.1)
    Other invested assets..........................................         (1.5)        (0.1)           (0.4)           (0.2)
    Policy loans, net..............................................         (8.9)        (3.3)           (3.9)           (3.0)
                                                                     -------------   -------------  -------------   -----------

Net cash (used in) provided by investing activities................        (64.2)       (95.2)         (209.3)          132.9
                                                                     -------------   -------------  -------------   -----------

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)


                                                                        YEAR          Year          Six Months      Six Months
                                                                       ENDED          Ended            Ended           Ended
                                                                    DECEMBER 31,   December 31,     December 31,      June 30,
                                                                        2006          2005             2004            2004
                                                                    -------------  -------------  -------------    ------------
                                                                     (SUCCESSOR)    (Successor)     (Successor)    (Predecessor)
                                                                                           (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
         Deposits.................................................  $    392.9     $    521.4     $    284.6      $    477.8
         Withdrawals from and transfers to Separate Accounts......      (463.9)        (505.7)        (196.9)         (337.1)
      Repayment of note to affiliate..............................        (3.2)          (3.0)          (1.4)           (1.4)
      Proceeds received from recapture of reinsurance with USFL...         -             12.2           10.4             -
      Other, net..................................................         2.7            -              -               -
                                                                    -------------  -------------  -------------   --------------

    Net cash (used in) provided by financing activities...........       (71.5)          24.9           96.7           139.3
                                                                    -------------  -------------  -------------   --------------

    Change in cash and cash equivalents...........................       (70.9)         (69.1)        (200.8)          218.7
    Cash and cash equivalents, beginning of period................       129.7          198.8          399.6           180.9
                                                                    -------------  -------------  -------------   --------------

    Cash and Cash Equivalents, End of Period......................  $     58.8     $    129.7     $    198.8      $    399.6
                                                                    =============  =============  =============   ==============

    Supplemental cash flow information:
      Interest Paid...............................................  $      2.2     $      2.4     $      1.3      $      1.3
                                                                    =============  =============  =============   ==============
      Income Taxes Refunded.......................................  $       -      $       -      $    (48.2)     $      -
                                                                    =============  =============  =============   ==============
    Schedule of non-cash financing activities:
      Capital Contribution of AllianceBernstein Units
         from MONY Life...........................................  $       -      $       -      $     49.1      $      -
                                                                    =============  =============  =============  ===============
      Share-based Programs........................................  $      2.7     $       -      $      -        $      -
                                                                    =============  =============  =============  ===============
      Transfer of Bonds from USFL Due to Recapture of
         Reinsurance with USFL (Note 8)...........................  $       -      $       -      $     84.6      $      -
                                                                    =============  =============  =============  ===============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("AXA Financial", which together with its consolidated subsidiaries is referred to herein as "AXA Financial Group").

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by AXA Financial (the "MONY Acquisition") was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The MONY Acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of operations and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The terms "full year 2006" and "full year 2005" refers to the year ended December 31, 2006 and 2005, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. References to "Successor" refer to MLOA on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the MONY Acquisition. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf.

      On December 31, 2006, AXA Financial Group implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted Statement of Financial Accounting Standards ("SFAS") No. 123(R), "Share-Based Payment". To effect its adoption, AXA Financial Group elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares, and various other cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, MLOA's earnings before income taxes and net earnings for 2006 were $2.7 million and $1.7 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, AXA Financial Group applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006, that prior to adoption of SFAS No. 123(R) would have been reflected by MLOA only in pro forma disclosures, were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, MLOA adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on MLOA's results of operations or financial position.

      Effective January 1, 2004, MLOA adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in liabilities associated with the market value adjustment feature that are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 Predecessor net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

      On July 13, 2006, the FASB issued its Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of MLOA as at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

      On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". SOP 05-1 requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on MLOA's results of operations or financial position.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R), "Consolidation of Variable Interest Entities, Revised," requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or Other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein") are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including U.S. government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to universal life and investment-type products.

      Fair Value of Financial Instruments
      -----------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.92% net of product weighted average Separate Account fees) and 0% (-2.08% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5-year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 7 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $358.6 million, $197.5 million and $371.2 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MLOA files a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of Federal income taxes will be based upon separate return calculations with current credit for losses and other Federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------

      The following table provides additional information relating to fixed maturities.

                                                                      GROSS              GROSS
                                                  AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                    COST              GAINS              LOSSES          FAIR VALUE
                                               --------------    ---------------    ----------------   --------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................... $     1,869.0     $        6.7       $       31.1       $    1,844.6
            Mortgage-backed...................          20.2              -                  -                 20.2
            U.S. Treasury, government
              and agency securities...........         138.5              0.4                0.5              138.4
            States and political
              subdivisions....................           1.1              -                  -                  1.1
            Foreign governments...............           4.1              -                  0.1                4.0
            Redeemable preferred stock........         134.4              1.4                3.5              132.3
                                               --------------    ---------------    ----------------   --------------
              Total Available for Sale........ $     2,167.3     $        8.5       $       35.2       $    2,140.6
                                               ==============    ===============    ================   ==============

        December 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................... $     1,843.9     $        9.3       $       23.4       $    1,829.8
            Mortgage-backed...................          24.9              0.3                -                 25.2
            U.S. Treasury, government
              and agency securities...........          92.3              0.4                0.5               92.2
            States and political
              subdivisions....................           1.1              -                  -                  1.1
            Foreign governments...............          10.2              0.1                0.1               10.2
            Redeemable preferred stock........          77.6              1.1                1.6               77.1
                                               --------------    ---------------    ----------------   --------------
              Total Available for Sale........ $     2,050.0     $       11.2       $       25.6       $    2,035.6
                                               ==============    ===============    ================   ==============

      For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $534.7 million and $527.1 million, respectively, had estimated fair values of $529.6 million and $527.0 million, respectively.

      The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                      AVAILABLE FOR SALE
                                                                              ------------------------------------
                                                                                 AMORTIZED          ESTIMATED
                                                                                   COST             FAIR VALUE
                                                                              ----------------   -----------------
                                                                                         (IN MILLIONS)
      Due in one year or less..............................................    $       99.8       $       99.3
      Due in years two through five........................................           495.7              489.4
      Due in years six through ten.........................................         1,131.7            1,116.4
      Due after ten years..................................................           285.5              283.0
                                                                              ----------------   -----------------
         Subtotal..........................................................         2,012.7            1,988.1
      Mortgage-backed securities...........................................            20.2               20.2
                                                                              ----------------   -----------------
      Total................................................................    $    2,032.9       $    2,008.3
                                                                              ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses fixed maturities (224 issues) that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2006:


                                          LESS THAN 12 MONTHS            12 MONTHS OR LONGER                 TOTAL
                                     -----------------------------   ---------------------------    ----------------------------
                                                         GROSS                         GROSS                          GROSS
                                        ESTIMATED     UNREALIZED       ESTIMATED     UNREALIZED       ESTIMATED     UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                                      ------------   -------------   ------------   ------------    ------------   -------------
                                                                           (IN MILLIONS)
       Fixed Maturities:
         Corporate..................  $      430.5   $       4.8     $    914.3     $     26.3      $  1,344.8     $     31.1
         U.S. Treasury,
           government and agency
           securities...............          20.6           -             49.4            0.5            70.0            0.5
         States and political
           subdivisions.............           -             -              1.1            -               1.1            -
         Foreign governments........           2.1           -              2.0            0.1             4.1            0.1
         Redeemable
           preferred stock..........           7.3           0.1           76.8            3.4            84.1            3.5
                                      ------------   -------------   ------------   ------------    ------------   -------------

       Total Temporarily
         Impaired Securities .......  $      460.5   $       4.9     $  1,043.6     $     30.3      $  1,504.1     $     35.2
                                      ============   =============   ============   ============    ============   =============


      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $73.7 million, or 3.4%, of the $2,167.3 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      At December 31, 2006, MLOA had no fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------

      Interest income recognized on impaired mortgage loans totaled $0.3 million, $0.3 million, $0.1 million and $0.0 million for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $2.8 million and $3.3 million, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:


                                                                                         DECEMBER 31,
                                                                             ---------------------------------------
                                                                                   2006                  2005
                                                                             -----------------    ------------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances.......   $         -          $         -
       Impaired mortgage loans without investment valuation allowances....             3.1                  3.6
                                                                             -----------------    ------------------
       Recorded investment in impaired mortgage loans.....................             3.1                  3.6
       Investment valuation allowances....................................             -                    -
                                                                             -----------------    ------------------
       Net Impaired Mortgage Loans........................................   $         3.1        $         3.6
                                                                             =================    ==================

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto in 2004 follow; there were no valuation allowances for such investments in 2006 and 2005:

                                                                              Six Months     Six Months
                                                                                Ended          Ended
                                                                              December 31,    June 30,
                                                                                 2004           2004
                                                                              -----------    ----------
                                                                             (Successor)    (Predecessor)
                                                                                    (In Millions)

                   Balances, beginning of period............................  $   1.7        $     4.4
                   Additions charged to income..............................      -                0.3
                   Deductions for writedowns and asset dispositions.........      -               (3.0)
                   Effect of push-down accounting of AXA Financial's
                      purchase price of net assets..........................     (1.7)             -
                                                                              -----------    ----------
                   Balances, End of Period..................................  $   -          $     1.7
                                                                              ===========    ==========

                   Balances, end of period comprise:
                   Mortgage Loans on Real Estate............................  $   -          $     1.7
                                                                              ===========    ==========

      Other Invested Assets
      ---------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2006 and 2005 were $3.4 million and $3.9 million, respectively.

      The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate:


                                                                   ALLIANCEBERNSTEIN
                                                                        UNITS
                                                                  ------------------
                                                                     (IN MILLIONS)

      Balance at January 1, 2005 ...............................  $       49.1
      Equity in net earnings....................................           4.1
      Dividends received........................................          (3.8)
                                                                  ------------------
      Balance at December 31, 2005 .............................          49.4
      Equity in net earnings....................................           5.2
      Dividends received........................................          (4.8)
                                                                  ------------------
      Balance at December 31, 2006..............................  $       49.8
                                                                  ==================


4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset related to the MONY Acquisition as of December 31, 2006 and 2005:

                                                                    LESS:               LESS:
                                             GROSS CARRYING      ACCUMULATED          IMPACT OF
                                                 AMOUNT        AMORTIZATION (1)     RECAPTURE (2)         NET
                                            --------------    -----------------  ----------------   --------------
                                                                          (IN MILLIONS)
      VOBA
      ----
      DECEMBER 31, 2006...................  $    416.5        $    (83.9)        $     (44.9)       $    287.7
                                            ==============    =================  ================   ==============

      December 31, 2005...................  $    416.5        $    (43.4)        $     (44.9)       $    328.2
                                            ==============    =================  ================   ==============

      (1) Includes reactivity to unrealized investment gains (losses).

      (2) Relates to the December 31, 2005 and 2004 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the modified coinsurance ("MODCO") agreement between MLOA and USFL.

      For full year 2006, full year 2005 and six months ended December 31, 2004, total amortization expense related to VOBA was $44.4 million, $32.5 million and $16.7 million, respectively. VOBA amortization is estimated to range between $33.7 million and $25.1 million annually through 2011.

5)    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                      DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                                         2006                               2005
                                                            --------------------------------   --------------------------------
                                                              CARRYING         ESTIMATED          Carrying        Estimated
                                                                VALUE          FAIR VALUE          Value          Fair Value
                                                            ---------------  ---------------   ---------------  ---------------
                                                                                      (IN MILLIONS)

      Mortgage loans on real estate ....................    $    219.2       $    220.0        $    290.2       $    291.3
      Policy loans .....................................         105.1            121.1              96.3            111.6
      Policyholders liabilities: investment contracts...         870.3            897.7             971.5          1,039.1
      Note payable to affiliate ........................          30.6             30.6              33.8             33.8

6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

           o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

           o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

           o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

           o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                         GMDB                GMIB              TOTAL
                                                                   -----------------   -----------------  -----------------
                                                                                        (IN MILLIONS)

      Balance at January 1, 2004.................................   $         3.5       $        -         $         3.5
         Impact of adoption of SOP 03-1..........................            (2.8)               0.1                (2.7)
         Paid guarantee benefits.................................            (3.0)               -                  (3.0)
         Other changes in reserve ...............................             3.3                -                   3.3
                                                                   -----------------   -----------------  -----------------
      Balance at December 31, 2004...............................             1.0                0.1                 1.1
         Paid guarantee benefits ................................            (2.9)               -                  (2.9)
         Other changes in reserve................................             2.6                0.1                 2.7
                                                                   -----------------   -----------------  -----------------
      Balance at December 31, 2005...............................             0.7                0.2                 0.9
         Paid guarantee benefits.................................            (2.2)               -                  (2.2)
         Other changes in reserve ...............................             2.2                0.2                 2.4
                                                                   -----------------   -----------------  -----------------
      Balance at December 31, 2006...............................   $         0.7       $        0.4       $         1.1
                                                                   =================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                               ----------------
                                                                 (IN MILLIONS)

      Balance at January 1, 2004..........................      $        -
        Impact of adoption of SOP 03-1....................              (0.3)
        Paid guarantee benefits...........................               2.9
        Other changes in reserve..........................              (3.5)
                                                               ----------------
      Balance at December 31, 2004........................      $       (0.9)
        Paid guarantee benefits...........................              (0.1)
        Other changes in reserve..........................               1.2
                                                               ----------------
      Balance at December 31, 2005........................               0.2
        Paid guarantee benefits...........................              (0.1)
        Other changes in reserve..........................               0.5
                                                               ----------------
      Balance at December 31, 2006........................      $        0.6
                                                               ================

      The December 31, 2006 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                PREMIUM        RATCHET        ROLL-UP        COMBO          TOTAL
                                            -------------  ------------    -------------  ----------      ----------
                                                                           (IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
             General Account...........     $     170      $      272           N/A       $       31      $      473
             Separate Accounts.........     $     793      $     1,416          N/A       $      172      $     2,381
        Net amount at risk, gross......     $      8       $      174           N/A       $       52      $       234
        Net amount at risk, net of
          amounts reinsured............     $      8       $       96           N/A       $        -      $       104
        Average attained age of
          contractholders..............          61.6            61.6           N/A             60.5            61.5
        Percentage of contractholders
          over age 70..................          18.7%          17.1%           N/A             13.2%           17.6%
        Contractually specified
          interest return rates.......            N/A             N/A           N/A              5.0%

      GMIB:
      -----
        Account values invested in:
             General Account...........           N/A             N/A      $     31            N/A        $       31
             Separate Accounts.........           N/A             N/A      $    172            N/A        $      172
        Net amount at risk, gross......           N/A             N/A      $     -             N/A        $       -
        Net amount at risk, net of
          amounts reinsured............           N/A             N/A      $     -             N/A        $       -
        Weighted average years
          remaining until earliest
          annuitization...............            N/A             N/A           5.7            N/A               5.7
        Contractually specified
          interest return rates.......            N/A             N/A           5.0%           N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,       December 31,
                                                      2006               2005
                                                 ----------------  ------------------
                                                            (IN MILLIONS)
      GMDB:
      -----
         Equity.................................  $    1,911        $    2,054
         Fixed income...........................         332               400
         Balanced...............................          55                62
         Other..................................          83                94
                                                 ----------------  ------------------
         Total..................................  $    2,381        $    2,610
                                                 ================  ==================

      GMIB:
      -----
         Equity.................................  $      136        $      127
         Fixed income...........................          28                33
         Balanced...............................           3                 3
         Other..................................           5                 5
                                                 ----------------  ------------------
         Total..................................  $      172        $      168
                                                 ================  ==================

      C) Variable and Interest-sensitive Life Insurance Policies - No Lapse
         ------------------------------------------------------------------
         Guarantee
         ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2006 and 2005, MLOA had liabilities of $0.5 million and $0.1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7)    REINSURANCE

      During the Predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      During 2006, MLOA reinsured most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate, which is a wholly-owned subsidiary of AXA Financial, up to a combined maximum of $25.0 million on single-life policies and $30.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $136.2 million and $106.2 million, of which $63.0 million and $51.3 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:


                                                         YEAR            Year        Six Months        Six Months
                                                        ENDED           Ended           Ended             Ended
                                                     DECEMBER 31,    December 31,    December 31,        June 30,
                                                         2006           2005             2004              2004
                                                    -----------      -----------     ------------      -----------
                                                    (SUCCESSOR)      (Successor)     (Successor)      (Predecessor)
                                                                            (IN MILLIONS)

      Direct premiums............................   $      89.0      $      93.4       $      44.8      $      37.7
      Reinsurance assumed from USFL..............           -                -                59.2             53.2
      Reinsurance ceded..........................         (39.1)           (39.6)            (19.0)           (13.5)
                                                    -----------      -----------       -----------      -----------
      Premiums...................................   $      49.9      $      53.8       $      85.0      $      77.4
                                                    ===========      ===========       ===========      ===========

      Universal Life and Investment-type
         Product Policy Fee Income Ceded.........   $      31.6      $      33.9       $      22.7      $      15.9
                                                    ===========      ===========       ===========      ===========
      Policyholders' Benefits Ceded..............   $      65.0      $      57.9       $      24.0      $      10.8
                                                    ===========      ===========       ===========      ===========


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable (Successor Period) and MONY Life (Predecessor Period), personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $49.6 million, $74.7 million, $54.1 million and $88.7 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. At December 31, 2006, MLOA reported a $5.4 million payable to AXA Equitable and at December 31, 2005 a $6.3 million receivable from AXA Equitable in connection with its service agreement.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.3 million, $2.4 million, $2.5 million, and $3.0 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, related to these agreements.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gains on the recaptures of the term life reinsurance from USFL of $9.0 million ($5.9 million net of income taxes).

      As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million net of income taxes).

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding,

      MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement.

      The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                    Year            Six Months          Six Months
                                                                    Ended             Ended                Ended
                                                                 December 31,       December 31,          June 30,
                                                                     2005               2004                2004
                                                               --------------       ------------         -----------
                                                                  (Successor)       (Successor)         (Predecessor)
                                                                                   (In Millions)
      REVENUES:
      Universal life and investment-type
          product policy fee income........................... $         19.9        $      7.8          $      7.3
      Premiums................................................             -               59.2                53.2
      Other (loss) income.....................................           (0.2)             16.2                (4.6)
                                                               --------------        -----------         -----------
          Total revenues......................................           19.7              83.2                55.9
                                                               --------------        -----------         -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits.................................           10.5              53.2                40.7
      Interest credited to policyholders' account balances....            6.1               2.6                 2.3
      Amortization of deferred policy acquisition costs and
          value of business acquired..........................            2.4               6.0                 8.7
      Capitalization of deferred policy acquisition costs ....          (14.0)            (34.9)              (33.4)
      Commissions.............................................           14.2              43.4                44.3
                                                               --------------        -----------         -----------
          Total benefits and other deductions.................           19.2              70.3                62.6
                                                               --------------        -----------         -----------
      Earnings (Loss) Before Income Taxes..................... $          0.5        $     12.9          $     (6.7)
                                                               ==============        ===========         ===========


     The following table presents the impact on MLOA's assets and liabilities of the recaptures of reinsurance from USFL:

                                                                           December 31,
                                                                               2005
                                                                      --------------------
                                                                           (In Millions)
      ASSETS
      Fixed maturities..............................................  $         -
      Cash and cash equivalents.....................................           12.2
      Accrued investment income.....................................            -
      Deferred policy acquisition costs.............................          (20.1)
      VOBA..........................................................          (12.8)
      Other assets..................................................           (1.6)
                                                                      --------------------
          Total assets..............................................  $       (22.3)
                                                                      --------------------

      LIABILITIES
      Future policy benefits........................................  $       (26.5)
      Other liabilities.............................................            3.6
      Income taxes payable..........................................            0.2
                                                                      --------------------
          Total liabilities.........................................          (22.7)
                                                                      --------------------
      Net Impact of Recapture of Reinsurance From USFL..............  $         0.4
                                                                      ====================

      At December 31, 2005 MLOA recorded payables of $3.1 million to USFL in connection with the MODCO agreement.

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in (losses) income of $(1.4) million, $7.1 million and $(4.6) million for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $30.6 million and $33.8 million at December 31, 2006 and 2005, respectively.

9)    SHARE-BASED COMPENSATION

      For the full year 2006, MLOA recognized $2.7 million, of compensation costs under SFAS No. 123(R) for employee stock options, including $0.8 million, resulting from unvested awards at January 1, 2006.

      Prior to adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of operations in the full year 2005. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by MLOA under the fair-value-based method of SFAS No. 123. These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods, and do not include estimates of pre-vesting forfeitures.

                                                                          AXA Financial
                                                                              Group                  MONY
                                                                          -------------           ------------
                                                                              Year                 Six Months
                                                                              Ended                  Ended
                                                                           December 31,             June 30,
                                                                              2005                    2004
                                                                          -------------           ------------
                                                                           (Successor)            (Predecessor)
                                                                                      (In Millions)

           Net earnings (loss) as reported...............................   $    41.3             $  (11.0)
           Less: total stock-based employee compensation expense
               determined under fair value method for all awards,
               net of income taxes.......................................        (1.6)                (1.9)
                                                                            -----------           ------------
           Pro Forma Net Earnings (Loss).................................   $    39.7             $  (12.9)
                                                                            ===========           ============


      As of December 31, 2006, approximately $1.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 2.0 years.

10)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                        YEAR                Year        Six Months       Six Months
                                                       ENDED               Ended          Ended            Ended
                                                     DECEMBER 31,        December 31,   December 31,     June 30,
                                                        2006                2005           2004            2004
                                                    -------------        ------------   ------------   -------------
                                                     (SUCCESSOR)         (Successor)     (Successor)   (Predecessor)
                                                                                  (IN MILLIONS)

        Fixed maturities..........................  $       113.3        $      107.1    $      45.8     $     51.8
        Mortgage loans on real estate.............           23.7                25.2           16.0           16.0
        Policy loans..............................            6.3                 6.0            3.0            2.9
        Other investment income...................            4.0                 4.4            2.1           (0.9)
                                                    -------------        ------------    -----------     ----------
          Gross investment income.................          147.3               142.7           66.9           69.8

        Investment expenses.......................           (5.9)               (7.7)          (4.1)          (5.5)
                                                    -------------        ------------    -----------     ----------

        Net Investment Income.....................  $       141.4        $      135.0    $      62.8    $      64.3
                                                    =============        ============    ===========    ===========

      Investment (losses) gains , net including changes in the valuation allowances, follow:

                                                        YEAR             Year         Six Months      Six Months
                                                        ENDED            Ended          Ended           Ended
                                                     DECEMBER 31,     December 31,    December 31,    June 30,
                                                        2006             2005            2004           2004
                                                    -------------    -------------   -------------  ------------
                                                     (SUCCESSOR)      (Successor)     (Successor)   (Predecessor)
                                                                               (IN MILLIONS)

        Fixed maturities..........................  $        (2.3)    $       (2.2)   $      (4.6)   $      (3.4)
        Mortgage loans on real estate.............            1.1              -              -              2.7
                                                    -------------     ------------    -----------     ----------
        Investment (Losses) Gains, Net............  $        (1.2)    $       (2.2)   $      (4.6)   $      (0.7)
                                                    =============     ============    ===========    ===========

      Writedowns of fixed maturities amounted to $3.7 million, $2.0 million, $5.1 million and $0.9 million for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004.

      For full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $55.9 million, $53.4 million, $48.9 million and $363.1 million. Gross gains of $2.8 million, $1.0 million, $2.1 million and $6.9 million and gross losses of $1.2 million, $1.4 million, $1.3 million and $10.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004 amounted to $(12.4) million, $(50.5) million, $36.1 million and $(41.0) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                   YEAR             Year           Six Months     Six Months
                                                                   ENDED            Ended            Ended          Ended
                                                                DECEMBER 31,     December 31,     December 31,     June 30,
                                                                    2006             2005             2004           2004
                                                               ------------      ------------     -----------    -----------
                                                                (SUCCESSOR)       (Successor)     (Successor)   (Predecessor)
                                                                                         (IN MILLIONS)
      Balance, beginning of period........................     $       (5.6)     $       14.9     $     12.8      $     24.2
      Changes in unrealized investment (losses) gains.....            (12.3)            (50.5)          36.1           (41.5)
      Changes in unrealized investment gains (losses)
        attributable to:
             DAC and VOBA.................................              3.9              18.9          (13.2)           23.9
             Deferred income taxes........................              2.9              11.1           (8.0)            6.2
      Effect of push-down accounting of AXA Financial's
             purchase price on MLOA's net assets..........              -                 -            (12.8)            -
                                                               ------------      ------------     -----------     -----------
      Balance, end of period..............................     $      (11.1)     $       (5.6)    $     14.9      $     12.8
                                                               ============      ============     ===========     ===========

      Balance, end of period comprises:
         Unrealized investment (losses) gains on
           fixed maturities...............................     $      (26.7)     $      (14.4)    $     36.1      $     43.5
         Amounts of unrealized investment gains (losses)
           attributable to:
           DAC and VOBA...................................              9.6               5.7          (13.2)          (23.9)
           Deferred income taxes..........................              6.0               3.1           (8.0)           (6.8)
                                                               ------------      ------------     -----------     -----------
      Balance, end of period..............................     $      (11.1)     $       (5.6)    $     14.9      $     12.8
                                                               ============      ============     ===========     ===========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                          YEAR               Year           Six Months        Six Months
                                                          ENDED             Ended             Ended             Ended
                                                       DECEMBER 31,       December 31,     December 31,        June 30,
                                                          2006               2005              2004              2004
                                                      -------------       -----------      -----------       -----------
                                                       (SUCCESSOR)        (Successor)      (Successor)      (Predecessor)
                                                                                     (IN MILLIONS)
      Income tax expense (benefit):
      Current expense (benefit).....................  $        10.7       $      2.5       $       -         $    (29.3)
      Deferred expense..............................            6.6             14.2              12.4             18.8
                                                      -------------       -----------      -----------       -----------
      Total.........................................  $        17.3       $      16.7      $      12.4       $    (10.5)
                                                      =============       ===========      ===========       ===========

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                          YEAR               Year          Six Months        Six Months
                                                          ENDED             Ended            Ended             Ended
                                                       DECEMBER 31,      December 31,     December 31,        June 30,
                                                          2006               2005             2004              2004
                                                      -------------      -------------    ------------      ------------
                                                       (SUCCESSOR)        (Successor)      (Successor)      (Predecessor)
                                                                                     (IN MILLIONS)
      Tax at statutory rate........................    $      19.8        $      20.3      $     13.6        $    (8.9)
      Dividends received deduction.................           (2.7)              (3.7)           (1.2)            (1.6)
      Other........................................            0.2                0.1             -                -
                                                       ------------       ------------     -----------       -----------
      Income Tax Expense (Benefit).................    $      17.3        $      16.7      $     12.4        $   (10.5)
                                                       ============       ============     ===========       ===========

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance...............  $     200.6      $        -        $      189.2      $       -
        DAC....................................          1.7               -                35.1              -
        VOBA...................................          -               100.7               -              112.8
        Investments............................          -               163.5               -              153.5
        Tax loss carryforwards.................          -                 -                 5.3              -
        Goodwill and intangibles...............          -                10.7               -                5.2
        Other..................................         12.1               -                 -               15.0
                                                 --------------   ---------------   --------------    --------------
        Total..................................  $     214.4      $      274.9      $      229.6      $     286.5
                                                 ==============   ===============   ==============    ==============

      At December 31, 2006, MLOA had no Federal tax loss carryforwards.

      The Internal Revenue Service ("IRS") is examining MLOA's Federal income tax returns for the years 1998 through June 30, 2004. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of MLOA's returns will have no material adverse effect on MLOA's results of operations or financial position.

12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2005, equity real estate held-for-sale was $1.6 million and was included in Other assets.

13)   OTHER COMPREHENSIVE (LOSS) INCOME

      The components of other comprehensive (loss) income for the past three years follow:

                                                          YEAR                Year           Six Months        Six Months
                                                          ENDED              Ended             Ended              Ended
                                                       DECEMBER 31,        December 31,     December 31,        June 30,
                                                          2006                2005              2004              2004
                                                      -------------       -------------    -------------    -------------
                                                       (SUCCESSOR)         (Successor)      (Successor)     (Predecessor)
                                                                                    (IN MILLIONS)

       Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising
             during the period....................... $      (12.3)        $    (50.5)      $     36.3        $    (41.7)
          Losses (gains) reclassified into net
             earnings during the period..............           -                 -               (0.2)              0.2
                                                      -------------        -----------      -----------       -----------
       Net unrealized (losses) gains on investments..        (12.3)             (50.5)            36.1             (41.5)
       Adjustments for DAC and VOBA and
           deferred income taxes.....................          6.8               30.0            (21.2)             30.1
                                                      -------------        -----------      -----------       -----------
       Total Other Comprehensive (Loss) Income....... $       (5.5)        $    (20.5)      $     14.9        $    (11.4)
                                                      =============        ===========      ===========       ===========


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $6.6 million in commitments under existing mortgage loan agreements at December 31, 2006.

15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2006, 2005 and 2004, MLOA's statutory net gain (loss) was $27.7 million, $(5.6) million and $(83.4) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $320.1 million and $269.8 million at December 31, 2006 and 2005, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2006, 2005 and 2004.

      At December 31, 2006, MLOA, in accordance with various government and state regulations, had $6.1 million of securities deposited with such government or state agencies.

      At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                       THREE MONTHS ENDED
                                            ---------------------------------------------------------------------
                                              MARCH 31,          JUNE 30,        SEPTEMBER 30,       DECEMBER 31,
                                            ---------------   ---------------   ----------------   --------------
                                                                         (IN MILLIONS)
        2006
        ----
        Total Revenues...................... $       90.7      $      86.0       $       92.3       $       86.6
                                             ============      ===========       ============       ============
        Earnings from Continuing
          Operations........................ $       11.0      $      13.4       $       11.6       $        3.4
                                             ============      ===========       ============       ============
        Net Earnings........................ $       11.0      $      13.4       $       12.3       $        3.4
                                             ============      ===========       ============       ============

        2005 (1)(2)
        -----------
        Total Revenues...................... $       99.6      $     101.9       $      100.7       $       74.7
                                             ============      ===========       ============       ============

        (Loss) Earnings from Continuing
          Operations........................ $       (0.1)     $      13.5       $        7.7       $       20.2
                                             ============      ===========       ============       ============
        Net (Loss) Earnings................. $       (0.1)     $      13.5       $        7.7       $       20.2
                                             ============      ===========       ============       ============

      (1) Results for the three months ended December 31, 2005 include the net gain of $0.4 million recorded from the recapture by USFL of all of the universal life policies that had previously been assumed by MLOA under its MODCO agreement with USFL and the net gain of $1.9 million from the unwinding of the MODCO transactions related to level premium term life insurance issued during the first nine months of 2005 under MLOA's MODCO agreement with USFL (see Note 8 of Notes to Financial Statements).

      (2) Results for the three months ended December 31, 2005 include recorded adjustments related to prior quarters' inter-company expense allocations and DAC capitalization. The effect of these adjustments was to increase net income for the period by $7.1 million. Net earnings for each of the three months ended March 31, June 30 and September 30, 2005 were understated by $2.1 million, $2.1 million and $2.9 million, respectively.

SUPPLEMENT DATED MAY 1, 2007 TO THE
PROSPECTUSES DATED MAY 1, 2007 FOR

MONY CUSTOM MASTER
THE MONYMASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY OF AMERICA

This Supplement modifies certain information in each above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:

For MONYMaster Contracts: Only those changes discussed in Section 1.B of this Supplement apply.


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGE -- MAY 29, 2007 AND JULY 9, 2007

     A. Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.


--------------------------------------------------------------------------------
  Existing Portfolio Name    New Portfolio Name
--------------------------------------------------------------------------------
  EQ/SMALL COMPANY GROWTH    MULTIMANAGER SMALL CAP GROWTH+
--------------------------------------------------------------------------------

+ This Portfolio will also be reorganized as a Portfolio of the AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of the Portfolio.

  In addition to the name change shown in the table above, the following change to the Portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:



------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
  (New Trust)                     Objective                     applicable)
------------------------------------------------------------------------------------------------------------
  MULTIMANAGER SMALL CAP GROWTH   Long-term growth of capital.   o Bear Stearns Asset Management Inc.
                                                                 o Eagle Asset Management, Inc.
                                                                 o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------

     B. Effective on or about July 9, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.


--------------------------------------------------------------------------------
  Existing Portfolio Name    New Portfolio Name
--------------------------------------------------------------------------------
  EQ/TCW EQUITY              EQ/T.ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------

In addition to the name change shown in the table above, the following change to the Portfolio's Sub-Adviser will also occur. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:


------------------------------------------------------------------------------------------------------------
                                                                      Investment Manager (or Sub-Adviser(s), as
   EQ ADVISORS TRUST              Objective                           applicable)
------------------------------------------------------------------------------------------------------------
  EQ/T.ROWE PRICE GROWTH STOCK   Seeks to achieve long-term capital   o T.Rowe Price Associates, Inc.
                                 appreciation.
------------------------------------------------------------------------------------------------------------

2.   PORTFOLIO SUBSTITUTIONS -- JULY 9, 2007 AND AUGUST 20, 2007

     Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory approval, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the investment manager (and sub-adviser, as applicable) for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Detailed information about the contract" under "Disruptive transfer activity." Any account value remaining in the replaced option on the substitution date will be transferred to the corresponding surviving option. Please contact the Operations Center referenced in your Prospectus for more information about these substitutions and for information on how to transfer your account value.

     The substitutions of the Fidelity VIP Growth and UIF U.S. Real Estate Portfolios will occur on or about July 9, 2007. The substitutions of the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American MidCap Growth, Fidelity VIP Growth Opportunities, and Oppenheimer Main Street Fund/VA will occur on or about August 20, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:

--------------------------------------------------------------------------------
Trust                           Trust/Share Class
Replaced (Current) Portfolio    Surviving/New Portfolio
--------------------------------------------------------------------------------
                                EQ Advisors Trust --
                                Class 1A Shares
--------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    EQ/FI MID CAP
 FUND (SERIES I)
--------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           EQ/VAN KAMPEN MID CAP
 GROWTH (CLASS O SHARES)        GROWTH
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH             EQ/CAPITAL GUARDIAN
 OPPORTUNITIES PORTFOLIO        RESEARCH
 (INITIAL AND SERVICE SHARES)
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET         EQ/CAPITAL GUARDIAN
 FUND/VA (SERVICE CLASS)        RESEARCH
--------------------------------------------------------------------------------
UIF U.S. REAL ESTATE (SHARE     EQ/VAN KAMPEN REAL ESTATE
 CLASS I)
--------------------------------------------------------------------------------
                                EQ Advisors Trust --
                                Class 1B Shares
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       EQ/BLACKROCK BASIC VALUE
 (SERIES I)                     EQUITY
--------------------------------------------------------------------------------
                                Fidelity Variable Insurance
                                Products (VIP) --
                                Service Shares
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO   FIDELITY VIP CONTRAFUND
 (SERVICE SHARES)
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
Trust                                                                Investment Manager (or
Replaced (Current) Portfolio     Objective                           Sub-Adviser(s), as applicable)
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    Seeks long-term growth of capital.   o Fidelity Management & Research
 FUND (SERIES I)                                                       Company
-------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Capital growth.                      o Morgan Stanley Investment
 GROWTH (CLASS O SHARES)                                               Management, Inc.
-------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH             Seeks to achieve long-term growth    o Capital Guardian Trust Company
 OPPORTUNITIES PORTFOLIO        of capital.
 (INITIAL AND SERVICE SHARES)
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET         Seeks to achieve long-term growth    o Capital Guardian Trust Company
 FUND/VA (SERVICE CLASS)        of capital.
-------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE (SHARE     Seeks to provide above average       o Morgan Stanley Investment
 CLASS I)                       current income and long-term           Management, Inc.
                                capital appreciation.
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       Seeks capital appreciation and       o BlackRock Investment
 (SERIES I)                     secondarily, income.                   Management, LLC
-------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO   Seeks long-term capital              o Fidelity Management Research
 (SERVICE SHARES)               appreciation.                          Company (subadvised by FMR
                                                                       Co., Inc., Fidelity Management &
                                                                       Research (U.K.), Inc., Fidelity
                                                                       Investments Japan Limited and
                                                                       Fidelity Management & Research
                                                                       Far East Inc.)
-------------------------------------------------------------------------------------------------------

3.   PORTFOLIO OPERATING EXPENSES

     Details concerning each Fund portfolio company's fees and expenses is contained in the Prospectus for each Portfolio.





















                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 1-800-487-6669

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (2)  Not applicable.

            (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (c) Form of MONY Partners Broker-Dealer (Commission) Schedule, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (g) (i) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC, incorporated herein by reference to post-effective amendment no.3 to the registration statement on Form N-6 (File No. 333-104162), filed on April 22, 2005.

            (g) (ii) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

            (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no.3 to the registration statement on Form N-6 (File No. 333-104162), filed on April 22, 2005.

            (4) (a) Form of flexible payment variable annuity contract, incorporated herein by reference to the initial registration statement on Form N-4 (File No. 333-59717) filed on July 23, 1998.

            (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 18 to the registration statement on Form N-4 (File No. 333-59717), filed on April 26, 2006.

            (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (7) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (8) (a) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (b) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (d) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (e) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (f) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (g) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

                 (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (h) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (i) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (j) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (k) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (m) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated May 15, 2002, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (n) Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to post-effective amendment no. 16 to the registration statement on Form N-4 (File No. 333-59717) filed on April 22, 2005.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (o) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (p) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit
      10.2 to registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

            (9) (a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 16 to the registration statement on Form N-4 (File No. 333-59717) filed on April 22, 2005.

            (b) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered is filed herewith.

            (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America is filed herewith.

            (b) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 17 to the registration statement on Form N-4 (File No. 333-59717) filed on May 4, 2005.

                 (i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
                 (ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
                 (iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
                 (iv)    Power of Attorney for Bruce W. Calvert, Director
                 (v)     Power of Attorney for Henri de Castries, Director
                 (vi)    Power of Attorney for Denis Duverne, Director
                 (vii)   Power of Attorney for Mary R. (Nina) Henderson,
                         Director
                 (viii)  Power of Attorney for James F. Higgins, Director
                 (ix)    Power of Attorney for W. Edwin Jarmain, Director
                 (x)     Power of Attorney for Christina Johnson, Director
                 (xi)    Power of Attorney for Scott D. Miller, Director
                 (xii)   Power of Attorney for Joseph H. Moglia, Director
                 (xiii)  Power of Attorney for Peter J. Tobin, Director

            (c) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 18 to the registration statement on Form N-4 (File No. 333-59717), filed on April 26, 2006.

            (d) Powers of Attorney.

            (11)  Not applicable.

            (12)  Not applicable.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Set forth below is information regarding the directors and principal officers of MONY America. MONY America's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of MONY America.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      The AXA Organizational Charts 2006 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

ITEM 27.    NUMBER OF CONTRACT OWNERS:

      As of March 31, 2007 MONY America Variable Account A had 1,986 owners of Qualified Contracts and 56,945 owners of Non-Qualified Contracts.

ITEM 28.    INDEMNIFICATION

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXS Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

         (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer


          (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.    MANAGEMENT SERVICES

      Not applicable.

ITEM 32.    UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2007.

                                  MONY America Variable Account A of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)

                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of April, 2007.

                                MONY Life Insurance Company of America
                                       (Depositor)

                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert               Anthony J. Hamilton            Joseph H. Moglia
Christopher M. Condron         Mary R. (Nina) Henderson       Lorie A. Slutsky
Henri de Castries              James F. Higgins               Ezra Suleiman
Denis Duverne                  Scott D. Miller                Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 27, 2007

                                  EXHIBIT INDEX

EXHIBIT
NO.          DESCRIPTION                                             TAG VALUES
----------   ----------------------------------------------------    -----------
(9)(b)       Opinion and Consent of Counsel                           EX-99.9b
(10)(a)      Consent of PricewaterhouseCoopers LLP, Independent       EX-99.10a
             registered public accounting firm
(10)(c)      Powers of Attorney                                       EX-99.10d